UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23112
Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver
Colorado 80206
(address of principal executive offices) (Zip code)

(Name and address of agent for service) Cara Owen 151 Detroit Street Denver, Colorado 80206	(Copy to:) Eric S. Purple Stradley Ronon Steven & Young LLP 2000 K Street, N.W. Suite 700 Washington, D.C. 20006

Registrant's telephone number, including area code: 303-333-3863
Date of fiscal year end:  10/31
Date of reporting period:  10/31/24

Item 1. Reports to Shareholders.
(a) The Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment   Company Act of 1940 is as follows:

Janus Henderson Small/Mid Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2024

ETF: JSMD - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small/Mid Cap Growth Alpha ETF	$35	0.30%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Small/Mid Cap Growth Alpha ETF returned 31.54%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the Russell 2500TM Growth Index, returned 34.21%. Its additional benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 31.96%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the financials sector contributed to returns relative to the Russell 2500 Growth Index. Relative performance also benefited from a position in AppLovin, the developer of an artificial intelligence-assisted mobile marketing platform that helps small- and medium-sized businesses grow their markets. HEICO, another contributor, specializes in aftermarket aerospace components, a business that has provided steady, recurring revenue streams.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the health care sector detracted relative to the Russell 2500 Growth Index. Bruker Biosciences, a maker of scientific instruments and diagnostic solutions, issued lackluster guidance during the period. Diagnostics equipment maker QuidelOrtho also detracted, as a decline in demand for COVID-related diagnostic products pressured its earnings growth.

Janus Henderson Small/Mid Cap Growth Alpha ETF

1

Total return based on a $10,000 investment

February 23, 2016, through October 31, 2024

	Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV $30,021	Russell 3000® Index - $33,570	Russell 2500™ Growth Index - $27,185	Janus Henderson Small/Mid Cap Growth Alpha Index - $30,958
Feb 16	10,000	10,000	10,000	10,000
Oct 16	11,660	11,322	11,445	11,706
Oct 17	14,941	14,036	14,887	15,058
Oct 18	16,640	14,962	15,708	16,835
Oct 19	18,071	16,981	17,557	18,354
Oct 20	21,507	18,704	21,368	21,924
Oct 21	27,917	26,915	29,301	28,540
Oct 22	21,888	22,469	21,278	22,435
Oct 23	22,822	24,352	20,256	23,461
Oct 24	30,021	33,570	27,185	30,958
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV	31.54%	10.69%	13.49%
Russell 3000® Index	37.86%	14.60%	14.96%
Russell 2500™ Growth Index	34.21%	9.13%	12.20%
Janus Henderson Small/Mid Cap Growth Alpha Index	31.96%	11.02%	13.89%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$383
Number of portfolio holdings	261
Total investment advisory fee paid (Millions)	$1
Portfolio turnover rate	102%

Janus Henderson Small/Mid Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

AppLovin Corp.	5.5%
Incyte Corp.	3.0%
HEICO Corp.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Bentley Systems, Inc.	2.2%

Sector Allocation - (% of net assets)

Common Stocks	100.0%
Investments Purchased with Cash Collateral from Securities Lending	0.7%
Investment Companies	0.0%
Others	(0.7)%

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small/Mid Cap Growth Alpha ETF

3

125-65-70938E 12-24

Janus Henderson Small Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2024

ETF: JSML - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Growth Alpha ETF	$35	0.30%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Small Cap Growth Alpha ETF returned 34.38%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the Russell 2000TM Growth Index, returned 36.49%. Its additional benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned 34.75%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in industrials and financials contributed to returns relative to the Russell 2000 Growth Index. Specifically Core & Main, a distributor of water control products, benefited from higher infrastructure spending and stabilizing input prices. Doximity also contributed amid increased usage of its cloud-based platform that medical professionals use to coordinate patient care.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and health care sectors detracted relative to the Russell 2000 Growth Index. On an individual holdings basis, fertility benefits manager Progyny detracted. The stock fell after the company reported weaker-than-expected third-quarter earnings and guidance. Revenue uncertainty also pressured shares of DoubleVerify, provider of a software platform that evaluates the effectiveness of digital advertising.

Janus Henderson Small Cap Growth Alpha ETF

1

Total return based on a $10,000 investment

February 23, 2016, through October 31, 2024

	Janus Henderson Small Cap Growth Alpha ETF - NAV $27,012	Russell 3000® Index - $33,570	Russell 2000® Growth Index - $24,733	Janus Henderson Small Cap Growth Alpha Index - $27,717
Feb 16	10,000	10,000	10,000	10,000
Oct 16	11,354	11,322	11,640	11,397
Oct 17	14,626	14,036	15,248	14,717
Oct 18	16,164	14,962	15,878	16,253
Oct 19	17,689	16,981	16,894	17,892
Oct 20	19,775	18,704	19,153	20,077
Oct 21	27,743	26,915	26,517	28,227
Oct 22	19,667	22,469	19,617	20,065
Oct 23	20,102	24,352	18,121	20,569
Oct 24	27,012	33,570	24,733	27,717
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small Cap Growth Alpha ETF - NAV	34.38%	8.84%	12.12%
Russell 3000® Index	37.86%	14.60%	14.96%
Russell 2000® Growth Index	36.49%	7.92%	10.99%
Janus Henderson Small Cap Growth Alpha Index	34.75%	9.14%	12.45%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$235
Number of portfolio holdings	209
Total investment advisory fee paid (Millions)	$0.6
Portfolio turnover rate	91%

Janus Henderson Small Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Corcept Therapeutics, Inc.	3.9%
Doximity, Inc.	3.5%
Leonardo DRS, Inc.	3.1%
CorVel Corp.	2.9%
Herc Holdings, Inc.	2.3%

Sector Allocation - (% of net assets)

Common Stocks	100.0%
Investments Purchased with Cash Collateral from Securities Lending	1.2%
Investment Companies	0.0%
Others	(1.2)%

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small Cap Growth Alpha ETF

3

125-65-70937E 12-24

Janus Henderson Short Duration Income ETF

Annual Shareholder Report

October 31, 2024

ETF: VNLA - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Income ETF	$24	0.23%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Short Duration Income ETF returned 7.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.59%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund seeks to generate consistent returns by focusing on higher-quality, shorter-dated credits that tend to offer attractive income generation – or carry – as they near maturity. The period’s gains relative to the FTSE 3-Month U.S. Treasury Bill Index were driven by the falling rates environment and the carry generated by the Fund’s core of corporate bonds.

TOP DETRACTORS FROM PERFORMANCE

The Fund utilizes derivatives in an attempt to dampen the risk posed by interest rate volatility. Given the decline in rates along the front of the yield curve, this positioning modestly detracted from returns relative to the FTSE 3-Month U.S. Treasury Bill Index during the period.

Janus Henderson Short Duration Income ETF

1

Total return based on a $10,000 investment

November 16, 2016, through October 31, 2024

	Janus Henderson Short Duration Income ETF - NAV $12,411	Bloomberg U.S. Aggregate Bond Index - $11,090	FTSE 3-Month U.S. Treasury Bill Index - $11,818
Nov 16	10,000	10,000	10,000
Oct 17	10,187	10,271	10,069
Oct 18	10,376	10,061	10,237
Oct 19	10,786	11,218	10,477
Oct 20	11,109	11,913	10,567
Oct 21	11,126	11,856	10,573
Oct 22	10,995	9,996	10,666
Oct 23	11,571	10,032	11,192
Oct 24	12,411	11,090	11,818
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (11/16/16)
Janus Henderson Short Duration Income ETF - NAV	7.26%	2.85%	2.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.31%
FTSE 3-Month U.S. Treasury Bill Index	5.59%	2.44%	2.12%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$2,264
Number of portfolio holdingsFootnote Reference*	235
Total investment advisory fee paid (Millions)	$5.2
Portfolio turnover rate	68%
Weighted average maturity	1.86 Years
Effective duration	1.08 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Janus Henderson Short Duration Income ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	74.0%
Commercial Paper	14.0%
Asset-Backed Securities	8.6%
Mortgage-Backed Securities	6.5%
Foreign Government Bonds	1.9%
Investment Companies	0.1%
Others	(5.1)%

RatingsFootnote Reference† Summary – (% of Total Investments)

Aaa	7.36%
AA+	0.40%
AA	1.28%
AA-	2.22%
A+	7.10%
A	3.11%
A-	15.35%
BBB+	16.94%
BBB	25.37%
BBB-	11.93%
Other	8.94%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective July 19, 2024, the Fund changed its investment strategy. Performance prior to July 19, 2024, reflects the Fund’s former strategy, and its performance may differed if the Fund’s current strategy had been in place.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Short Duration Income ETF

3

125-65-70936E 12-24

Janus Henderson Mortgage-Backed Securities ETF

Annual Shareholder Report

October 31, 2024

ETF: JMBS - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mortgage-Backed Securities ETF	$23	0.22%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Mortgage-Backed Securities ETF returned 12.23%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the Bloomberg U.S. MBS Index, returned 11.44%.

TOP CONTRIBUTORS TO PERFORMANCE

Mortgage-backed securities (MBS) benefited from a rally in yields and a re-steepening of the yield curve. MBS spreads also tightened on the back of falling inflation, healthy economic data, and positive investor sentiment due to a dovish Federal Reserve. Overall yield curve exposure contributed to returns relative to the Bloomberg U.S. MBS Index as we were positioned for falling yields and the dis-inversion of the curve. An allocation to non-agency mortgages with strong fundamentals also contributed as the sector outperformed agency MBS. The Fund employed derivatives – futures, swaps, and TBA sales commitments – to manage and hedge portfolio risk, including interest rate risk, and to manage duration. Overall, the use of derivatives contributed to relative returns.

TOP DETRACTORS FROM PERFORMANCE

Security selection within agency MBS detracted from returns relative to the Bloomberg U.S. MBS Index. We continued to focus on borrower stories within specified mortgage pools, as we aim to acquire mortgages offering attractive yields without elevated levels of prepayment risk.

Janus Henderson Mortgage-Backed Securities ETF

1

Total return based on a $10,000 investment

September 12, 2018, through October 31, 2024

	Janus Henderson Mortgage-Backed Securities ETF - NAV $10,934	Bloomberg U.S. Aggregate Bond Index - $10,915	Bloomberg U.S. Mortgage Backed Securities (MBS) Index - $10,476
Sep 18	10,000	10,000	10,000
Oct 18	9,906	9,902	9,917
Oct 19	10,802	11,041	10,796
Oct 20	11,412	11,724	11,222
Oct 21	11,512	11,668	11,157
Oct 22	9,798	9,838	9,479
Oct 23	9,742	9,874	9,401
Oct 24	10,934	10,915	10,476
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (9/12/18)
Janus Henderson Mortgage-Backed Securities ETF - NAV	12.23%	0.24%	1.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	11.44%	-0.60%	0.76%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$4,699
Number of portfolio holdingsFootnote Reference*	606
Total investment advisory fee paid (Millions)	$8.5
Portfolio turnover rate	57%
Weighted average maturity	7.83 Years
Effective duration	6.69 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Janus Henderson Mortgage-Backed Securities ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	152.9%
Asset-Backed Securities	10.7%
Investment Companies	4.3%
Corporate Bond	0.2%
Others	(68.1)%

RatingsFootnote Reference† Summary – (% of Total Investments)

AAA	2.44%
Aa	105.59%
A	3.06%
Baa	2.23%
Ba	1.52%
B	0.22%
Caa	0.07%
Other	(15.13)%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2024, the Fund's contractual limit on total fund operating expense changed from 0.28% to 0.23%. The cap excludes distribution fees, brokerage expenses and commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mortgage-Backed Securities ETF

3

125-65-70934E 12-24

Janus Henderson AAA CLO ETF

Annual Shareholder Report

October 31, 2024

ETF: JAAA - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson AAA CLO ETF	$21	0.20%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson AAA CLO ETF returned 8.09%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 7.80%.

TOP CONTRIBUTORS TO PERFORMANCE

As yields fell on the back of cooling inflation and a more dovish Federal Reserve, the Fund’s slightly longer duration aided returns versus the J.P. Morgan CLOIE AAA Index. Small allocations to AA and A rated CLOs also contributed as investors embraced risk assets amid continued U.S. economic resilience. Strong fundamentals, including the favorable macroeconomic environment and reasonable leverage levels, led to spread tightening within AAA CLOs. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing.

TOP DETRACTORS FROM PERFORMANCE

Security selection within AAA rated CLOs weighed on returns relative to the J.P. Morgan CLOIE AAA Index. Our overweight to the highest-quality CLO managers detracted as lower-rated managers rallied amid the risk-on trade.

Janus Henderson AAA CLO ETF

1

Total return based on a $10,000 investment

October 16, 2020, through October 31, 2024

	Janus Henderson AAA CLO ETF - NAV $11,833	Bloomberg U.S. Aggregate Bond Index - $9,267	J.P. Morgan CLOIE AAA Index - $11,913
Oct 20	10,000	10,000	10,000
Oct 20	9,958	9,954	9,979
Oct 21	10,210	9,906	10,223
Oct 22	10,061	8,353	10,131
Oct 23	10,947	8,383	11,051
Oct 24	11,833	9,267	11,913
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (10/16/20)
Janus Henderson AAA CLO ETF - NAV	8.09%	4.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.87%
J.P. Morgan CLOIE AAA Index	7.80%	4.43%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$13,966
Number of portfolio holdings	394
Total investment advisory fee paid (Millions)	$18
Portfolio turnover rate	51%
Weighted average maturity	4.81 Years
Effective duration	0.25 Years

Janus Henderson AAA CLO ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	99.7%
Others	0.3%

RatingsFootnote Reference† Summary – (% of Total Investments)

AAA	99.03%
Aa	0.62%
A	0.67%
Other	(0.32)%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson AAA CLO ETF

3

125-65-70931E 12-24

Janus Henderson U.S. Real Estate ETF

Annual Shareholder Report

October 31, 2024

ETF: JRE - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Real Estate ETF	$75	0.65%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson U.S. Real Estate ETF returned 31.69%. Its broad-based benchmark, the Russell 3000® Index, returned 37.86%. Its performance benchmark, the FTSE Nareit Equity REITs Index, returned 36.80%.

TOP CONTRIBUTORS TO PERFORMANCE

Wyndham Hotels and Resorts contributed to returns relative to the FTSE Nareit Equity REITs Index following strong results and signs of inflecting demand for economy and mid-scale hotels, which has been subdued for over a year. U.S. West Coast office landlord Kilroy benefited from improving sentiment driven by declining base rates and credit spreads, which caused some cyclical parts of the property market to outperform.

TOP DETRACTORS FROM PERFORMANCE

Multi-family residential landlord Canadian Apartment Properties detracted, declining sharply after the Canadian government announced immigration cuts to curb population growth. Self-storage company Public Storage and industrial property company Eastgroup also detracted. Eastgroup declined as sentiment towards the industrial sector soured on less visible near-term demand.

Janus Henderson U.S. Real Estate ETF

1

Total return based on a $10,000 investment

June 22, 2021, through October 31, 2024

	Janus Henderson U.S. Real Estate ETF - NAV $10,816	Russell 3000® Index - $13,459	FTSE Nareit Equity REITs Index - $11,242
Jun 21	10,000	10,000	10,000
Oct 21	10,790	10,791	10,740
Oct 22	8,756	9,008	8,752
Oct 23	8,214	9,763	8,218
Oct 24	10,816	13,459	11,242
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (6/22/21)
Janus Henderson U.S. Real Estate ETF - NAV	31.69%	2.36%
Russell 3000® Index	37.86%	9.25%
FTSE Nareit Equity REITs Index	36.80%	3.55%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

 Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$26
Number of portfolio holdings	25
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	102%

Janus Henderson U.S. Real Estate ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Equinix, Inc.	10.6%
Welltower, Inc.	8.4%
Realty Income Corp.	7.9%
Public Storage	7.8%
Prologis, Inc.	5.4%

Sector Allocation - (% of net assets)

Common Stocks	99.2%
Investment Companies	0.8%
Others	0.0%

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson U.S. Real Estate ETF

3

125-65-70940E 12-24

Janus Henderson Corporate Bond ETF

Annual Shareholder Report

October 31, 2024

ETF: JLQD - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund"), (formerly Janus Henderson Sustainable Corporate Bond ETF), for the period of  November 1, 2023 to October 31, 2024.You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Corporate Bond ETF	$38	0.35%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson Corporate Bond ETF returned 15.45%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the Bloomberg U.S. Corporate Bond Index, returned 13.63%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within corporate investment-grade holdings, particularly within A and BBB rated securities, was the key contributor to returns relative to the Bloomberg U.S. Corporate Bond Index. On an industry basis, security selection within technology and banking contributed. Notable individual issuers included Capital One Financial and Teva Pharmaceuticals. Out-of-index allocations to high-yield corporates, asset-backed securities, and emerging markets high yield contributed further as spreads in risk assets tightened.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve positioning detracted from returns relative to the Bloomberg U.S. Corporate Bond Index; the Fund was underweight duration through the latter half of the year when bond yields rallied. On an industry level, exposure to life insurance and wirelines detracted. Individual issuer detractors included Athene Global Funding and Lloyds Banking Group.

Janus Henderson Corporate Bond ETF

1

Total return based on a $10,000 investment

September 8, 2021, through October 31, 2024

	Janus Henderson Corporate Bond ETF - NAV $9,383	Bloomberg U.S. Aggregate Bond Index - $9,284	Bloomberg U.S. Corporate Bond Index - $9,339
Sep 21	10,000	10,000	10,000
Oct 21	9,912	9,925	9,943
Oct 22	8,021	8,368	7,997
Oct 23	8,128	8,398	8,218
Oct 24	9,383	9,284	9,339
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson Corporate Bond ETF - NAV	15.45%	-2.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.33%
Bloomberg U.S. Corporate Bond Index	13.63%	-2.15%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$31
Number of portfolio holdingsFootnote Reference*	183
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	200%
Weighted average maturity	8.76 Years
Effective duration	6.60 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Janus Henderson Corporate Bond ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	92.5%
Investment Companies	4.2%
Asset-Backed Securities	2.3%
Investments Purchased with Cash Collateral from Securities Lending	1.8%
Bank Loans	1.7%
Foreign Government Bonds	1.0%
Others	(3.5)%

RatingsFootnote Reference† Summary – (% of Total Investments)

Aa	2.36%
A	20.13%
Baa	63.92%
Ba	8.81%
B	3.35%
Other	1.43%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective May 13, 2024, the name of the Fund changed from Janus Henderson Sustainable Corporate Bond ETF to Janus Henderson Corporate Bond ETF, as well as its ticker, investment objective and principal investment strategies. Performance prior to May 13, 2024, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Corporate Bond ETF

3

125-65-70939E 12-24

Janus Henderson U.S. Sustainable Equity ETF

Annual Shareholder Report

October 31, 2024

ETF: SSPX - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson U.S. Sustainable Equity ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Sustainable Equity ETF	$64	0.55%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson U.S. Sustainable Equity ETF returned 32.97%. Its benchmark, the S&P 500® Index, returned 38.02%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection within the information technology and industrials sectors contributed to returns relative to the S&P 500 Index. Notable individual contributors included semiconductor firm NVIDIA and rail equipment and systems provider Wabtec. NVIDIA posted strong results and appears well placed to benefit from continued earnings upgrades. Wabtec enjoyed strong results and raised its full-year guidance.

TOP DETRACTORS FROM PERFORMANCE

Stock selection within the healthcare sector weighed most on results relative to the S&P 500 Index, with healthcare insurer Humana the top individual detractor. Humana reported increasing hospital utilization trends, which led to concerns about lower margins in the future. There was also speculation that Humana would face a downgrade in its star ratings, which are assigned and published by the Centers for Medicare and Medicaid Services.

Janus Henderson U.S. Sustainable Equity ETF

1

Total return based on a $10,000 investment

September 8, 2021, through October 31, 2024

	Janus Henderson U.S. Sustainable Equity ETF - NAV $10,972	S&P 500® Index - $13,265
Sep 21	10,000	10,000
Oct 21	10,152	10,219
Oct 22	7,632	8,726
Oct 23	8,251	9,611
Oct 24	10,972	13,265
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson U.S. Sustainable Equity ETF - NAV	32.97%	2.99%
S&P 500® Index	38.02%	9.40%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$8
Number of portfolio holdings	41
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	20%

Janus Henderson U.S. Sustainable Equity ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Microsoft Corp.	7.7%
NVIDIA Corp.	6.8%
Progressive Corp. (The)	5.2%
T-Mobile US, Inc.	5.0%
Westinghouse Air Brake Technologies Corp.	4.7%

Sector Allocation - (% of net assets)

Common Stocks	97.7%
Investment Companies	2.3%
Others	0.0%

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson U.S. Sustainable Equity ETF

3

125-65-70941E 12-24

Janus Henderson B-BBB CLO ETF

Annual Shareholder Report

October 31, 2024

ETF: JBBB - Cboe BZX Exchange

This annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson B-BBB CLO ETF	$50	0.47%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2024, the Janus Henderson B-BBB CLO ETF returned 13.99%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 10.55%. Its performance benchmark, the J.P. Morgan CLO BBB Index, returned 15.43%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s slightly longer duration contributed to returns relative to the J.P. Morgan CLO BBB Index as yields fell on the back of cooling inflation and a more dovish Federal Reserve.

TOP DETRACTORS FROM PERFORMANCE

Strong fundamentals, including the favorable macroeconomic environment and reasonable leverage levels, led to significant spread tightening within BBB CLOs. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing. Security selection within BBB rated CLOs resulted in underperformance relative to the J.P. Morgan CLO BBB Index. An overweight allocation to A rated CLOs also detracted, as did underweight allocations to BB and B CLOs. Our overweight to the higher-quality CLO managers detracted as lower-rated managers rallied amid the period’s risk-on trade.

Janus Henderson B-BBB CLO ETF

1

Total return based on a $10,000 investment

January 11, 2022, through October 31, 2024

	Janus Henderson B-BBB CLO ETF - NAV $11,913	Bloomberg U.S. Aggregate Bond Index - $9,488	JP Morgan CLO BBB Index - $12,545
Jan 22	10,000	10,000	10,000
Oct 22	9,006	8,552	9,198
Oct 23	10,451	8,583	10,868
Oct 24	11,913	9,488	12,545
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (1/11/22)
Janus Henderson B-BBB CLO ETF - NAV	13.99%	6.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.86%
JP Morgan CLO BBB Index	15.43%	8.42%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$1,126
Number of portfolio holdings	232
Total investment advisory fee paid (Millions)	$2.7
Portfolio turnover rate	90%
Weighted average maturity	6.99 Years
Effective duration	0.30 Years

Janus Henderson B-BBB CLO ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	100.9%
Investment Companies	0.8%
Others	(1.7)%

RatingsFootnote Reference† Summary – (% of Total Investments)

Baa	98.62%
Ba	1.19%
Other	0.19%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson B-BBB CLO ETF

3

125-65-70932E 12-24

Janus Henderson Securitized Income ETF

Annual Shareholder Report

October 31, 2024

ETF: JSI - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 8, 2023 (inception) to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Securitized Income ETF	$50	0.48%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Securitized Income ETF returned 9.65%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.66%. Its performance benchmark, the ICE BofA US ABS & CMBS TR, returned 8.48%.

TOP CONTRIBUTORS TO PERFORMANCE

Overall yield curve positioning contributed to returns relative to the ICE BofA US ABS & CMBS TR as the Fund maintained a longer duration position than the benchmark in a period where yields fell. Exposure to asset-backed securities (ABS) contributed on an asset allocation and security selection basis. An underweight allocation to to-be-announced (TBA) mortgage-backed securities (MBS) contributed further, as did allocations to collateralized loan obligations, non-agency mortgages, and commercial mortgage-backed securities (CMBS).

TOP DETRACTORS FROM PERFORMANCE

An out-of-index allocation to agency MBS detracted from returns compared to the ICE BofA US ABS & CMBS TR as the sector underperformed relative to ABS and CMBS. A small cash position also weighed on results as returns on cash lagged risk assets.

Janus Henderson Securitized Income ETF

1

Total return based on a $10,000 investment

November 8, 2023, through October 31, 2024

	Janus Henderson Securitized Income ETF - NAV $10,965	Bloomberg U.S. Aggregate Bond Index $10,766	ICE BofA U.S. ABS & CMBS Index $10,848
Nov 23	10,000	10,000	10,000
Nov 23	10,116	10,180	10,097
Dec 23	10,337	10,570	10,301
Jan 24	10,435	10,541	10,412
Feb 24	10,376	10,392	10,386
Mar 24	10,486	10,488	10,460
Apr 24	10,426	10,223	10,384
May 24	10,574	10,396	10,496
Jun 24	10,656	10,495	10,573
Jul 24	10,826	10,740	10,722
Aug 24	10,943	10,894	10,821
Sep 24	11,074	11,040	10,930
Oct 24	10,965	10,766	10,848
AVERAGE ANNUAL TOTAL RETURN	Since Inception (11/8/23)
Janus Henderson Securitized Income ETF - NAV	9.65%
Bloomberg U.S. Aggregate Bond Index	7.66%
ICE BofA U.S. ABS & CMBS Index	8.48%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$385
Number of portfolio holdingsFootnote Reference*	327
Total investment advisory fee paid (Millions)	$1
Portfolio turnover rate	94%
Weighted average maturity	3.93 Years
Effective duration	3.60 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Janus Henderson Securitized Income ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	85.0%
Asset-Backed Securities	43.3%
Investment Companies	3.5%
Collateralized Loan Obligations	2.1%
Corporate Bond	0.4%
Others	(34.3)%

RatingsFootnote Reference† Summary – (% of Total Investments)

AAA	6.96%
Aa	32.58%
A	12.77%
Baa	15.76%
Ba	12.40%
B	3.35%
Other	16.18%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Securitized Income ETF

3

125-65-70935E 12-24

Janus Henderson Emerging Market Debt Hard Currency ETF

Annual Shareholder Report

October 31, 2024

ETF: JEMB - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Emerging Market Debt Hard Currency ETF ("Fund") for the period of August 13, 2024 (inception) to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Emerging Market Debt Hard Currency ETF	$11	0.52%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Emerging Markets Debt Hard Currency ETF returned 2.36%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned -1.03%. Its performance benchmark, the J.P. Morgan EMBI Global Core Index, returned 1.44%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from Fund inception, credit spreads tightened, particularly in the high-yield segment. As a result, our small overweight to credit risk aided returns relative to the J.P. Morgan EMBI Global Core Index. Country allocation and security selection contributed positively with the latter being the most significant. At the country level, overweight allocations to Argentina, Mongolia, Ukraine, and El Salvador were beneficial. Bond picking in Mexico (Pemex), Oman and UAE also aided performance. The Fund utilized futures and forward foreign currency exchange contracts to manage interest rate and credit risk and make investment gains. Overall, the use of derivatives contributed to results.

TOP DETRACTORS FROM PERFORMANCE

Detractors from returns relative to the J.P. Morgan EMBI Global Core Index included an overweight to Mozambique, an underweight to Kenya, and security selection in Zambia.

Janus Henderson Emerging Market Debt Hard Currency ETF

1

AVERAGE ANNUAL TOTAL RETURN	Since Inception (8/13/24)
Janus Henderson Emerging Market Debt Hard Currency ETF - NAV	2.36%
Bloomberg Global Aggregate Bond Index	-1.03%
JPM EMBI Global Core Index	1.44%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$224
Number of portfolio holdingsFootnote Reference*	221
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	11%
Weighted average maturity	10.57 Years
Effective duration	6.99 Years
Footnote	Description
Footnote*	Does not include derivatives, except purchased options, if any.

Janus Henderson Emerging Market Debt Hard Currency ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Foreign Government Bonds	87.0%
Corporate Bonds	8.4%
Investment Companies	3.7%
Others	0.9%

RatingsFootnote Reference† Summary – (% of Total Investments)

Aa	6.69%
A	8.77%
Baa	17.79%
Ba	30.45%
B	18.78%
Caa	11.79%
Ca	1.49%
D	0.83%
Other	3.41%

Top Country Allocations - (% of net investments)

Saudi Arabia	5.6%
Turkey	5.2%
Mexico	5.0%
Oman	5.0%
Dominican Republic	4.4%

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Emerging Market Debt Hard Currency ETF

3

125-65-71250E 12-24

Janus Henderson Mid Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2024

ETF: JMID - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of September 17, 2024 (inception) to October 31, 2024. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Growth Alpha ETF	$4	0.30%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2024. Expenses would be higher if the Fund had been in operations of the full year.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2024, the Janus Henderson Mid Cap Growth Alpha ETF returned 3.92%. Its broad-based benchmark, the Russell 3000® Index, returned 1.47%. Its performance benchmark, the Russell Midcap® Growth Index, returned 3.94%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the information technology and energy sectors contributed to returns relative to the Russell Midcap Growth Index for the period since the Fund’s inception. Individual contributors included AppLovin, which has developed an artificial intelligence-assisted mobile marketing platform that helps small- and medium-sized businesses grow their markets. Multichannel used car retailer CarMax, another contributor, reported strong sales and earnings growth that aided the stock performance.

TOP DETRACTORS FROM PERFORMANCE

For the period since the Fund’s inception, stock selection in the financials and utilities sectors detracted relative to the Russell Midcap Growth Index. Among individual holdings, footwear company Crocs was a leading detractor after issuing weak guidance. Solar energy products supplier Enphase Energy also detracted, as the stock fell on worries over slowing exports to Europe.

Janus Henderson Mid Cap Growth Alpha ETF

1

AVERAGE ANNUAL TOTAL RETURN	Since Inception (9/17/24)
Janus Henderson Mid Cap Growth Alpha ETF - NAV	3.92%
Russell 3000® Index	1.47%
Russell Midcap Growth Index	3.94%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$6
Number of portfolio holdings	96
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	0%

Janus Henderson Mid Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

AppLovin Corp.	3.3%
Ameriprise Financial, Inc.	2.7%
NU Holdings Ltd.	2.7%
WW Grainger, Inc.	2.4%
Palantir Technologies, Inc.	2.4%

Sector Allocation - (% of net assets)

Common Stocks	100.0%
Investment Companies	0.0%
Others	0.0%

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mid Cap Growth Alpha ETF

3

125-65-71261E 12-24

(b) Not applicable.

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Registrant’s Code of Ethics for its Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Jeffrey B. Weeden, the Chairman of the Board’s Audit and Pricing Committee is an "audit committee financial expert" as defined in Item 3 to Form N-CSR. Jeffery B. Weeden is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s  annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $492,660 in the fiscal year ended 2024 and $437,485 in the fiscal year ended 2023.

(b) Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(c) Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d) All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(e) Pre-Approval Policies and Procedures

(1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 in the fiscal year ended 2024 and $0 in the fiscal year ended 2023.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent trustees of the Registrant. The members of the committee are Jeffrey B Weeden, Maureen T. Upton and Clifford J. Weber.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b) Not applicable.

 Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies
ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 2.6%
HEICO Corp. 41,279 $ 10,111,291
VirTra, Inc.
#
,* 3,837 23,406
10,134,697
Automobile Components - 0.0%
XPEL, Inc.* 3,273 126,240
Banks - 2.5%
Amalgamated Financial Corp. 6,579 218,193
Axos Financial, Inc.* 12,214 827,132
Bancorp, Inc. (The)* 10,476 526,524
Bank First Corp.
#
2,149 197,729
Bankwell Financial Group, Inc. 1,686 48,068
Business First Bancshares, Inc. 5,475 143,390
Byline Bancorp, Inc. 9,503 255,726
California Bancorp* 6,894 100,514
Capital Bancorp, Inc. 2,986 75,396
Capital City Bank Group, Inc. 3,636 127,260
Civista Bancshares, Inc. 3,378 68,810
Coastal Financial Corp.* 2,888 181,915
CrossFirst Bankshares, Inc.* 10,571 165,965
Customers Bancorp, Inc.* 6,804 313,868
Esquire Financial Holdings, Inc. 1,784 118,779
ESSA Bancorp, Inc. 2,192 41,253
Five Star Bancorp 4,576 137,646
Franklin Financial Services Corp. 946 30,915
Greene County Bancorp, Inc. 3,655 102,340
HomeTrust Bancshares, Inc. 3,757 124,545
International Bancshares Corp. 13,351 817,882
MainStreet Bancshares, Inc. 1,632 28,185
Metropolitan Bank Holding Corp.* 2,402 128,507
National Bank Holdings Corp. - Class A 8,139 365,929
Northeast Bank 1,712 152,128
Northeast Community Bancorp, Inc. 3,009 78,114
Oak Valley Bancorp 1,794 48,438
Old Second Bancorp, Inc. 9,628 158,092
Orange County Bancorp, Inc. 1,216 64,351
Orrstown Financial Services, Inc. 4,159 155,713
Pathward Financial, Inc. 5,361 379,344
Plumas Bancorp 1,266 52,552
Preferred Bank 2,876 242,648
Princeton Bancorp, Inc. 1,476 51,837
QCR Holdings, Inc. 3,615 285,946
Southern Missouri Bancorp, Inc. 2,437 144,514
Southern States Bancshares, Inc. 1,914 59,545
Third Coast Bancshares, Inc.* 2,934 95,560
Unity Bancorp, Inc. 2,142 82,853
USCB Financial Holdings, Inc. 4,213 61,173
Westamerica Bancorp 5,728 295,107
Western Alliance Bancorp 23,633 1,966,502
9,520,888
Beverages - 1.0%
Celsius Holdings, Inc.* 46,562 1,400,585
Coca-Cola Consolidated, Inc. 1,548 1,740,354
Duckhorn Portfolio, Inc. (The)* 29,379 321,994

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - (continued)
MGP Ingredients, Inc. 4,394 $ 211,088
3,674,021
Biotechnology - 7.4%
Catalyst Pharmaceuticals, Inc.* 94,747 2,065,485
Halozyme Therapeutics, Inc.* 101,123 5,113,790
Incyte Corp.* 153,746 11,395,653
Neurocrine Biosciences, Inc.* 80,607 9,694,604
28,269,532
Broadline Retail - 0.2%
Etsy, Inc.* 13,594 699,275
Building Products - 3.4%
AAON, Inc. 27,830 3,178,743
Advanced Drainage Systems, Inc. 26,633 3,991,754
CSW Industrials, Inc. 5,334 1,883,436
Quanex Building Products Corp. 11,406 331,458
Simpson Manufacturing Co., Inc. 14,484 2,604,078
Tecnoglass, Inc.
#
16,145 1,106,417
13,095,886
Capital Markets - 1.8%
Blue Owl Capital Corp. III 26,487 385,651
Hamilton Lane, Inc. - Class A 8,729 1,568,077
Heritage Global, Inc.* 8,018 13,631
Interactive Brokers Group, Inc. - Class A 23,366 3,565,184
PJT Partners, Inc. - Class A 5,108 709,808
Victory Capital Holdings, Inc. - Class A 13,910 833,626
7,075,977
Chemicals - 0.3%
Hawkins, Inc. 10,457 1,117,853
Commercial Services & Supplies - 3.3%
Aris Water Solutions, Inc. - Class A 10,500 173,250
Rollins, Inc. 166,374 7,842,870
Tetra Tech, Inc. 91,947 4,494,370
12,510,490
Communications Equipment - 0.1%
Clearfield, Inc.* 8,506 305,621
Construction & Engineering - 3.2%
Bowman Consulting Group Ltd. - Class A* 6,253 126,936
Comfort Systems USA, Inc. 12,257 4,792,977
IES Holdings, Inc.* 6,863 1,500,698
MYR Group, Inc.* 5,671 742,901
Primoris Services Corp. 18,438 1,154,588
Sterling Infrastructure, Inc.* 10,559 1,630,837
WillScot Holdings Corp.* 64,751 2,145,848
12,094,785
Construction Materials - 1.7%
Eagle Materials, Inc. 16,820 4,801,437
United States Lime & Minerals, Inc. 14,305 1,613,318
6,414,755
Consumer Finance - 0.4%
Atlanticus Holdings Corp.* 3,165 117,706
Enova International, Inc.* 5,667 492,519
SLM Corp. 46,684 1,028,449
1,638,674

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings, Inc.* 26,487 $ 2,244,243
Casey's General Stores, Inc. 7,413 2,920,870
Sprouts Farmers Market, Inc.* 20,004 2,569,114
7,734,227
Containers & Packaging - 1.1%
Graphic Packaging Holding Co. 150,145 4,243,098
Distributors - 0.0%
GigaCloud Technology, Inc. - Class A
#
,* 3,954 90,033
Diversified Consumer Services - 0.1%
Stride, Inc.* 5,127 478,246
Diversified REITs - 0.2%
Essential Properties Realty Trust, Inc. 19,653 622,804
Electric Utilities - 0.1%
Otter Tail Corp. 5,873 461,148
Electrical Equipment - 1.0%
Array Technologies, Inc.* 52,191 340,807
Atkore, Inc. 12,321 1,056,649
NEXTracker, Inc. - Class A* 49,275 1,962,131
Preformed Line Products Co. 1,688 207,624
Shoals Technologies Group, Inc. - Class A* 57,249 309,717
3,876,928
Electronic Equipment, Instruments & Components - 4.4%
Badger Meter, Inc. 17,572 3,515,279
ePlus, Inc.* 16,051 1,427,736
Fabrinet* 21,599 5,204,711
Napco Security Technologies, Inc. 22,031 847,753
OSI Systems, Inc.* 9,899 1,308,747
Plexus Corp.* 16,266 2,343,930
Sanmina Corp.* 32,650 2,288,765
16,936,921
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. - Class A
#
34,705 679,177
Entertainment - 0.1%
Vivid Seats, Inc. - Class A* 58,985 240,069
Financial Services - 0.9%
HA Sustainable Infrastructure Capital, Inc. 25,067 877,094
International Money Express, Inc.* 7,000 123,130
Merchants Bancorp 9,823 362,862
NMI Holdings, Inc. - Class A* 17,104 661,583
Paymentus Holdings, Inc. - Class A* 4,799 118,103
Payoneer Global, Inc.* 81,969 706,573
Sezzle, Inc.
#
,* 1,202 258,021
Velocity Financial, Inc.* 7,108 136,545
3,243,911
Food Products - 0.4%
Darling Ingredients, Inc.* 31,770 1,242,525
Mama's Creations, Inc.* 7,445 55,465
Vital Farms, Inc.* 8,609 298,560
1,596,550
Health Care Equipment & Supplies - 2.4%
Lantheus Holdings, Inc.* 55,425 6,087,882
Semler Scientific, Inc.
#
,* 5,580 163,941
STAAR Surgical Co.* 39,266 1,138,321

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Tactile Systems Technology, Inc.* 19,133 $ 277,620
UFP Technologies, Inc.* 6,127 1,635,909
9,303,673
Health Care Providers & Services - 4.6%
Addus HomeCare Corp.* 14,449 1,797,745
CorVel Corp.* 13,675 4,072,689
Cross Country Healthcare, Inc.* 26,989 307,945
DocGo, Inc.
#
,* 81,677 286,686
Ensign Group, Inc. (The) 45,593 7,066,459
Option Care Health, Inc.* 136,486 3,144,637
Progyny, Inc.* 72,065 1,084,578
17,760,739
Health Care REITs - 0.1%
American Healthcare REIT, Inc. 14,894 396,180
Health Care Technology - 1.1%
Doximity, Inc. - Class A* 99,917 4,170,536
Hotels, Restaurants & Leisure - 0.6%
Bowlero Corp. - Class A
#
10,704 111,000
Caesars Entertainment, Inc.* 25,615 1,025,881
Target Hospitality Corp.* 11,899 88,767
Wingstop, Inc. 3,471 998,572
2,224,220
Household Durables - 1.5%
Dream Finders Homes, Inc. - Class A* 4,086 121,967
Green Brick Partners, Inc.* 5,271 363,752
Installed Building Products, Inc. 3,345 725,530
Lovesac Co. (The)* 1,843 53,742
M/I Homes, Inc.* 3,247 492,213
Meritage Homes Corp. 4,319 782,603
Smith Douglas Homes Corp. - Class A* 1,048 34,710
Toll Brothers, Inc. 12,160 1,780,710
TopBuild Corp.* 3,573 1,262,627
5,617,854
Household Products - 0.0%
Oil-Dri Corp. of America 1,025 69,546
Independent Power and Renewable Electricity Producers - 0.0%
Altus Power, Inc. - Class A* 22,462 77,269
Industrial REITs - 0.6%
Innovative Industrial Properties, Inc. 3,177 410,437
Plymouth Industrial REIT, Inc. 5,087 103,368
Rexford Industrial Realty, Inc. 24,607 1,055,394
Terreno Realty Corp. 10,861 651,117
2,220,316
Insurance - 3.7%
Enstar Group Ltd.* 3,269 1,054,253
Erie Indemnity Co. - Class A 9,916 4,450,697
Goosehead Insurance, Inc. - Class A* 5,196 565,844
Hagerty, Inc. - Class A* 19,280 207,646
HCI Group, Inc. 2,250 254,948
Kingsway Financial Services, Inc.* 5,971 53,440
Kinsale Capital Group, Inc. 4,997 2,139,266
Palomar Holdings, Inc.* 5,626 505,046
RLI Corp. 9,821 1,531,781

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Ryan Specialty Holdings, Inc. - Class A 25,836 $ 1,701,817
Selective Insurance Group, Inc. 13,058 1,185,928
Skyward Specialty Insurance Group, Inc.* 8,607 380,515
14,031,181
Interactive Media & Services - 0.6%
Shutterstock, Inc. 15,843 508,402
ZoomInfo Technologies, Inc. - Class A* 163,299 1,804,454
2,312,856
IT Services - 2.1%
Amdocs Ltd. 68,232 5,987,017
DigitalOcean Holdings, Inc.* 55,006 2,177,137
8,164,154
Leisure Products - 0.2%
Acushnet Holdings Corp. 7,323 448,900
YETI Holdings, Inc.* 10,009 352,417
801,317
Life Sciences Tools & Services - 5.7%
Bruker Corp. 120,855 6,841,602
Charles River Laboratories International, Inc.* 41,215 7,360,175
Medpace Holdings, Inc.* 24,747 7,776,002
21,977,779
Machinery - 2.9%
AGCO Corp. 25,641 2,559,997
Alamo Group, Inc. 4,142 702,235
Franklin Electric Co., Inc. 15,655 1,498,340
Kadant, Inc. 4,034 1,343,564
Mueller Industries, Inc. 38,931 3,191,174
Velo3D, Inc.* 1 1
Watts Water Technologies, Inc. - Class A 9,411 1,793,643
11,088,954
Marine Transportation - 0.1%
Global Ship Lease, Inc. - Class A 12,113 288,895
Media - 1.3%
Integral Ad Science Holding Corp.* 72,182 854,635
New York Times Co. (The) - Class A 73,116 4,082,797
4,937,432
Metals & Mining - 2.3%
Commercial Metals Co. 57,529 3,095,060
Friedman Industries, Inc. 3,486 48,630
Royal Gold, Inc. 32,891 4,804,059
Worthington Steel, Inc. 25,209 963,992
8,911,741
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Arbor Realty Trust, Inc.
#
40,477 596,631
Chicago Atlantic Real Estate Finance, Inc. 4,213 63,701
Ready Capital Corp. 36,124 247,449
Sachem Capital Corp. 10,155 23,864
931,645
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 2,580 37,539
Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping Corp. 13,163 185,730
Dorian LPG Ltd. 13,462 388,379

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Granite Ridge Resources, Inc. 41,301 $ 244,915
Kinetik Holdings, Inc. - Class A 18,870 918,403
Matador Resources Co. 39,428 2,054,593
New Fortress Energy, Inc.
#
64,778 544,783
OPAL Fuels, Inc. - Class A
#
,* 8,978 32,859
4,369,662
Personal Care Products - 1.0%
BellRing Brands, Inc.* 25,820 1,699,731
elf Beauty, Inc.* 11,262 1,185,325
Interparfums, Inc. 6,398 774,606
3,659,662
Pharmaceuticals - 2.0%
Amphastar Pharmaceuticals, Inc.* 38,856 1,963,394
Corcept Therapeutics, Inc.* 83,414 4,084,783
Harmony Biosciences Holdings, Inc.* 45,370 1,457,738
Scilex Holding Co.* 153,104 147,026
7,652,941
Professional Services - 4.3%
CBIZ, Inc.* 17,232 1,187,802
Concentrix Corp. 22,441 953,967
CRA International, Inc. 2,328 424,022
ExlService Holdings, Inc.* 55,445 2,310,393
FTI Consulting, Inc.* 12,333 2,405,921
Paycom Software, Inc. 19,730 4,124,162
Paylocity Holding Corp.* 19,090 3,523,441
TriNet Group, Inc. 17,064 1,448,563
16,378,271
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. - Class A* 34,326 645,157
Aehr Test Systems
#
,* 17,661 248,667
Axcelis Technologies, Inc.* 19,489 1,662,607
Lattice Semiconductor Corp.* 82,403 4,174,536
Photronics, Inc.* 37,855 863,094
7,594,061
Software - 12.2%
Alarm.com Holdings, Inc.* 29,425 1,569,235
AppLovin Corp. - Class A* 123,474 20,915,261
Bentley Systems, Inc. - Class B 173,646 8,380,156
Box, Inc. - Class A* 85,579 2,717,989
DoubleVerify Holdings, Inc.* 101,601 1,732,297
Dropbox, Inc. - Class A* 146,934 3,798,244
EverCommerce, Inc.* 110,091 1,158,157
Qualys, Inc.* 21,994 2,622,565
Red Violet, Inc.* 8,203 246,746
SPS Commerce, Inc.* 22,165 3,657,225
46,797,875
Specialized REITs - 0.1%
National Storage Affiliates Trust 8,514 358,865
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc. 8,544 434,548
Arhaus, Inc. - Class A 6,334 53,712
Asbury Automotive Group, Inc.* 2,366 539,069
Boot Barn Holdings, Inc.* 3,623 451,245

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Dick's Sporting Goods, Inc. 6,861 $ 1,343,041
EVgo, Inc. - Class A
#
,* 12,655 99,215
Five Below, Inc.* 6,526 618,599
Floor & Decor Holdings, Inc. - Class A* 12,696 1,308,323
Group 1 Automotive, Inc. 1,587 578,176
Lithia Motors, Inc. - Class A 3,168 1,052,948
MarineMax, Inc.* 2,650 77,194
Murphy USA, Inc. 2,426 1,184,980
Penske Automotive Group, Inc. 7,910 1,191,009
8,932,059
Technology Hardware, Storage & Peripherals - 0.1%
CompoSecure, Inc. - Class A
#
17,924 270,832
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.* 7,036 758,621
Trading Companies & Distributors - 5.8%
Alta Equipment Group, Inc. 11,368 73,892
Applied Industrial Technologies, Inc. 13,177 3,051,661
Core & Main, Inc. - Class A* 66,140 2,928,679
FTAI Aviation Ltd. 35,112 4,720,457
GMS, Inc.* 13,495 1,213,066
Herc Holdings, Inc. 9,755 2,040,161
Hudson Technologies, Inc.* 15,638 119,943
Karat Packaging, Inc. 6,875 183,563
McGrath RentCorp 8,434 958,946
Rush Enterprises, Inc. - Class A 26,438 1,495,862
SiteOne Landscape Supply, Inc.* 15,501 2,166,110
Titan Machinery, Inc.* 7,838 107,577
WESCO International, Inc. 16,887 3,241,797
22,301,714
Water Utilities - 0.5%
American States Water Co. 5,258 433,574
Essential Utilities, Inc. 38,423 1,483,128
Pure Cycle Corp.* 3,379 35,547
1,952,249
Total Common Stocks (cost 330,790,306) 383,232,444
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $118,891) 118,867 118,891
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.7452%
£,∞
1,965,177 1,965,177
Time Deposits - 0.2%
Royal Bank of Canada, 4.8100%, 11/1/24 $ 491,294 491,294
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,456,471) 2,456,471
Total Investments (total cost $ 333,365,668 ) - 100.7% 385,807,806
Liabilities, net of Cash, Receivables and Other Assets - (0.7%) (2,510,018)
Net Assets - 100.0% $383,297,788

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 379,074,217 98.3%
Thailand 5,204,711 1.3
Bermuda 1,054,253 0.3
United Kingdom 288,895 0.1
Ireland 185,730 0.0
Total $ 385,807,806 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ – $ 513,334 $ (394,439) $ (4) $ – $ 118,891 118,867 $ 583
Investments Purchased
with Cash Collateral from
Securities Lending - 0.6%
Investment Companies - 0.5%
Janus Henderson Cash
Collateral Fund LLC,
4.7452%
∞
668,992 40,253,886 (38,957,701) – – 1,965,177 1,965,177 49,173
Δ
Total Affiliated Investments
- 0.5% $668,992 $40,767,220 $(39,352,140) $(4) $– $2,084,068 $49,756
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,397,486 $ — $ (2,397,486) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 11
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2024.
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 383,232,444 $ — $ — $ 383,232,444
Investment Companies — 118,891 — 118,891
Investments Purchased with Cash
Collateral from Securities Lending — 2,456,471 — 2,456,471
Total Assets $ 383,232,444 $ 2,575,362 $ — $ 385,807,806

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2024
12 October 31, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $331,281,600)
(1)
$ 383,723,738
Affiliated investments, at value (cost $2,084,068) 2,084,068
Receivables:
Dividends 40,581
Interest 225
Affiliated securities lending income, net 3,234
Total Assets 385,851,846
Liabilities:
Collateral on securities loaned (Note 2) 2,456,471
Payables:
Management fees 97,587
Total Liabilities 2,554,058
Commitments and contingent liabilities
Net Assets $ 383,297,788
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 358,957,927
Total distributable earnings (loss) 24,339,861
Total Net Assets $ 383,297,788
Net Assets $ 383,297,788
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 5,327,000
Net Asset Value Per Share $ 71 .95
(1) Includes $2,397,486 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Dividends $ 2,280,107
Affiliated securities lending income, net     49,173
Unaffiliated securities lending income, net 26,422
Dividends from affiliates 583
Total Investment Income 2,356,285
Expenses:
Management Fees 1,018,624
Total Expenses 1,018,624
Net Investment Income/(Loss) 1,337,661
Net Realized Gain/(Loss) on Investments:
Investments $ 20,417,442
Investments in affiliates (4)
Total Net Realized Gain/(Loss) on Investments $ 20,417,438
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 62,009,458
Total Change in Unrealized Net Appreciation/Depreciation $ 62,009,458
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 83,764,557

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
14 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 1,337,661 $ 1,062,733
Net realized gain/(loss) on investments 20,417,438 582,903
Change in unrealized net appreciation/depreciation 62,009,458 (2,698,339)
Net Increase/(Decrease) in Net Assets Resulting from Operations 83,764,557 (1,052,703)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,323,273) (990,579)
Net Decrease from Dividends and Distributions to Shareholders (1,323,273) (990,579)
Capital Share Transactions 55,022,363 75,779,586
Net Increase/(Decrease) in Net Assets 137,463,647 73,736,304
Net Assets: — —
Beginning of Year   245,834,141 172,097,837
End of Year $ 383,297,788 $ 245,834,141

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $54.91 $52.92 $67.73 $52.35 $44.11
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.26 0.30 0.21 0.21 0.11
Net realized and unrealized gain/(loss) 17.04 1.97
(2)
(14.83) 15.38 8.26
Total from Investment Operations 17.30 2.27
(2)
(14.62) 15.59 8.37
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.26) (0.28) (0.19) (0.21) (0.13)
Total Dividends and Distributions (0.26) (0.28) (0.19) (0.21) (0.13)
Net Asset Value, End of Period $71.95 $54.91 $52.92 $67.73 $52.35
Total Return 31.54% 4.27% (21.60)% 29.81% 19.01%
Net assets, End of Period (in thousands) $383,298 $245,834 $172,098 $201,635 $115,268
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.32%
Ratio of Net Investment Income/(Loss) 0.39% 0.51% 0.36% 0.33% 0.23%
Portfolio Turnover Rate
(3)
102% 91% 89% 102% 83%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2024
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2024
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,397,486 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2024 is $2,456,471, resulting in the net amount due to the counterparty of $58,985.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2024, the Adviser owned 2,000 shares or 0.04% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2024, the Fund engaged in cross trades

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2024
amounting to $16,816,823 in purchases and $9,363,331 in sales, resulting in a net realized loss of $1,541,990. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2024, capital loss carryovers of $7,332,519 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$1,891,702 $— $(27,381,449) $— $— $49,829,608
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(24,086,298) $(3,295,151) $(27,381,449)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$335,978,198 $77,833,506 $(28,003,898) $49,829,608
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,323,273 $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$990,579 $— $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2024, the Fund had net realized gain of $13,678,470 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 1,300,000 $ 85,134,310 1,550,000 $ 93,679,373
Shares repurchased (450,000) (30,111,947) (325,000) (17,899,787)
Net Increase/(Decrease) 850,000 $ 55,022,363 1,225,000 $ 75,779,586
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$346,921,109 $347,308,288 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$85,089,608 $29,673,943 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
24 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small/Mid Cap Growth
Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small/Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 25
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Dividends Received Deduction Percentage 100.00%
Qualified Dividend Income Percentage 100.00%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
26 October 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93062 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 3.1%
Leonardo DRS, Inc.* 238,768 $ 7,179,754
VirTra, Inc.
#
,* 10,112 61,683
7,241,437
Automobile Components - 0.1%
XPEL, Inc.* 8,940 344,816
Banks - 5.1%
Amalgamated Financial Corp. 7,529 249,699
Axos Financial, Inc.* 13,150 890,518
BancFirst Corp. 7,669 833,697
Bancorp, Inc. (The)* 11,408 573,366
Bank First Corp. 2,485 228,645
Bankwell Financial Group, Inc. 2,413 68,795
Business First Bancshares, Inc. 6,507 170,418
Byline Bancorp, Inc. 10,712 288,260
California Bancorp* 8,557 124,761
Capital Bancorp, Inc. 3,892 98,273
Capital City Bank Group, Inc. 4,371 152,985
Citizens Community Bancorp, Inc. 2,364 33,403
Civista Bancshares, Inc. 3,613 73,597
Coastal Financial Corp.* 3,089 194,576
CrossFirst Bankshares, Inc.* 12,274 192,702
Customers Bancorp, Inc.* 7,570 349,204
Esquire Financial Holdings, Inc. 2,175 144,811
First Business Financial Services, Inc. 2,292 98,098
Five Star Bancorp 5,469 164,508
Franklin Financial Services Corp. 1,012 33,072
German American Bancorp, Inc. 7,198 291,447
HomeTrust Bancshares, Inc. 4,514 149,639
International Bancshares Corp. 14,360 879,694
MainStreet Bancshares, Inc. 1,745 30,136
Metropolitan Bank Holding Corp.* 2,893 154,776
NB Bancorp, Inc.* 10,680 201,745
Northeast Bank 1,831 162,703
Northeast Community Bancorp, Inc. 3,889 100,958
Oak Valley Bancorp 1,919 51,813
Old Second Bancorp, Inc. 11,357 186,482
OP Bancorp 3,400 50,354
Orange County Bancorp, Inc. 1,595 84,407
Orrstown Financial Services, Inc. 4,908 183,756
Pathward Financial, Inc. 5,928 419,465
Plumas Bancorp 1,353 56,163
Preferred Bank 3,263 275,299
Princeton Bancorp, Inc. 2,078 72,979
QCR Holdings, Inc. 4,062 321,304
ServisFirst Bancshares, Inc. 12,547 1,043,158
Southern States Bancshares, Inc. 2,645 82,286
Stock Yards Bancorp, Inc. 6,949 448,072
Third Coast Bancshares, Inc.* 3,137 102,172
UMB Financial Corp. 11,185 1,227,330
Unity Bancorp, Inc. 2,291 88,616
Westamerica Bancorp 6,413 330,398
11,958,540

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - 0.6%
Duckhorn Portfolio, Inc. (The)* 80,470 $ 881,951
MGP Ingredients, Inc. 12,060 579,362
1,461,313
Biotechnology - 2.0%
Catalyst Pharmaceuticals, Inc.* 210,122 4,580,660
Building Products - 3.7%
CSW Industrials, Inc. 13,877 4,899,969
Quanex Building Products Corp. 30,168 876,682
Tecnoglass, Inc. 42,182 2,890,732
8,667,383
Capital Markets - 2.2%
Blue Owl Capital Corp. III 29,889 435,184
Federated Hermes, Inc. - Class B 19,169 769,252
Hamilton Lane, Inc. - Class A 9,265 1,664,365
Heritage Global, Inc.* 8,573 14,574
PJT Partners, Inc. - Class A 5,514 766,225
StoneX Group, Inc.* 7,413 667,467
Victory Capital Holdings, Inc. - Class A 14,995 898,650
5,215,717
Chemicals - 1.0%
Hawkins, Inc. 20,989 2,243,724
Commercial Services & Supplies - 0.2%
Aris Water Solutions, Inc. - Class A 28,370 468,105
Communications Equipment - 0.2%
Clearfield, Inc.* 15,544 558,496
Construction & Engineering - 7.7%
Bowman Consulting Group Ltd. - Class A* 17,016 345,425
Dycom Industries, Inc.* 26,006 4,533,626
IES Holdings, Inc.* 17,882 3,910,168
MYR Group, Inc.* 14,883 1,949,673
Primoris Services Corp. 48,161 3,015,842
Sterling Infrastructure, Inc.* 27,490 4,245,830
18,000,564
Construction Materials - 1.4%
United States Lime & Minerals, Inc. 28,705 3,237,350
Consumer Finance - 0.3%
Atlanticus Holdings Corp.* 3,385 125,888
Enova International, Inc.* 6,188 537,799
663,687
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. - Class A 8,085 516,308
Containers & Packaging - 0.2%
Myers Industries, Inc. 38,514 453,695
Distributors - 0.1%
GigaCloud Technology, Inc. - Class A
#
,* 11,056 251,745
Diversified Consumer Services - 0.6%
Lincoln Educational Services Corp.* 9,837 130,635
Stride, Inc.* 13,525 1,261,612
1,392,247
Diversified Telecommunication Services - 1.4%
Iridium Communications, Inc. 115,996 3,402,163
Electrical Equipment - 1.0%
Array Technologies, Inc.* 138,092 901,741

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Preformed Line Products Co. 4,522 $ 556,206
Shoals Technologies Group, Inc. - Class A* 151,688 820,632
2,278,579
Electronic Equipment, Instruments & Components - 6.2%
ePlus, Inc.* 28,587 2,542,814
Napco Security Technologies, Inc. 39,447 1,517,921
OSI Systems, Inc.* 17,639 2,332,052
Plexus Corp.* 28,914 4,166,507
Sanmina Corp.* 58,035 4,068,253
14,627,547
Energy Equipment & Services - 0.2%
Atlas Energy Solutions, Inc. - Class A
#
26,410 516,844
Entertainment - 0.2%
Vivid Seats, Inc. - Class A* 133,815 544,627
Financial Services - 2.1%
HA Sustainable Infrastructure Capital, Inc. 26,915 941,756
International Money Express, Inc.* 8,394 147,650
Merchants Bancorp 10,758 397,401
NMI Holdings, Inc. - Class A* 18,450 713,646
Paymentus Holdings, Inc. - Class A* 5,131 126,274
Payoneer Global, Inc.* 88,754 765,059
Sezzle, Inc.
#
,* 1,285 275,838
Shift4 Payments, Inc. - Class A* 14,933 1,350,541
Velocity Financial, Inc.
#
,* 8,458 162,478
4,880,643
Food Products - 0.9%
Mama's Creations, Inc.* 22,677 168,944
Tootsie Roll Industries, Inc. 39,411 1,149,619
Vital Farms, Inc.* 23,742 823,372
2,141,935
Health Care Equipment & Supplies - 5.0%
iRadimed Corp. 22,711 1,118,971
LeMaitre Vascular, Inc. 39,802 3,518,099
Semler Scientific, Inc.
#
,* 13,140 386,053
STAAR Surgical Co.* 87,195 2,527,783
Tactile Systems Technology, Inc.* 43,573 632,244
UFP Technologies, Inc.* 13,582 3,626,394
11,809,544
Health Care Providers & Services - 6.2%
Addus HomeCare Corp.* 32,040 3,986,417
CorVel Corp.* 22,592 6,728,349
Cross Country Healthcare, Inc.* 60,997 695,976
DocGo, Inc.* 186,096 653,197
Progyny, Inc.* 160,218 2,411,281
14,475,220
Health Care REITs - 0.1%
American Healthcare REIT, Inc. 10,998 292,547
Health Care Technology - 3.5%
Doximity, Inc. - Class A* 197,008 8,223,114
Hotels, Restaurants & Leisure - 0.4%
Bowlero Corp. - Class A
#
29,417 305,054
Monarch Casino & Resort, Inc. 5,913 464,230

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Target Hospitality Corp.* 33,357 $ 248,843
1,018,127
Household Durables - 1.7%
Cavco Industries, Inc.* 2,581 1,057,681
Dream Finders Homes, Inc. - Class A* 11,130 332,231
Green Brick Partners, Inc.* 13,905 959,584
Lovesac Co. (The)* 5,454 159,039
M/I Homes, Inc.* 8,534 1,293,669
Smith Douglas Homes Corp. - Class A* 3,229 106,944
3,909,148
Household Products - 0.1%
Oil-Dri Corp. of America 3,043 206,467
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 2,338 302,046
Plymouth Industrial REIT, Inc. 4,356 88,514
390,560
Insurance - 1.5%
Enstar Group Ltd.* 3,498 1,128,105
Goosehead Insurance, Inc. - Class A* 5,678 618,334
Hagerty, Inc. - Class A* 22,157 238,631
HCI Group, Inc. 2,544 288,260
Kingsway Financial Services, Inc.* 6,385 57,146
Palomar Holdings, Inc.* 6,121 549,482
Skyward Specialty Insurance Group, Inc.* 9,527 421,189
Tiptree, Inc. - Class A 9,293 189,670
3,490,817
Interactive Media & Services - 0.9%
Bumble, Inc. - Class A* 126,290 894,133
Shutterstock, Inc. 35,061 1,125,108
2,019,241
IT Services - 1.6%
DigitalOcean Holdings, Inc.* 97,767 3,869,618
Leisure Products - 0.9%
Acushnet Holdings Corp. 19,296 1,182,845
YETI Holdings, Inc.* 26,475 932,184
2,115,029
Machinery - 4.9%
Alamo Group, Inc. 10,842 1,838,153
Franklin Electric Co., Inc. 40,842 3,908,988
Kadant, Inc. 10,511 3,500,794
Miller Industries, Inc. 10,513 690,073
Tennant Co. 17,029 1,491,059
Velo3D, Inc.* 1 1
11,429,068
Marine Transportation - 0.3%
Global Ship Lease, Inc. - Class A 32,114 765,919
Media - 0.8%
Integral Ad Science Holding Corp.* 159,014 1,882,726
Metals & Mining - 2.0%
Alpha Metallurgical Resources, Inc. 13,056 2,719,565
Friedman Industries, Inc. 8,169 113,958
Worthington Steel, Inc. 50,806 1,942,821
4,776,344

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Advanced Flower Capital, Inc. 4,897 $ 47,746
Arbor Realty Trust, Inc.
#
43,785 645,391
Chicago Atlantic Real Estate Finance, Inc. 5,807 87,802
Ready Capital Corp. 41,749 285,980
Sachem Capital Corp. 18,331 43,078
1,109,997
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 1,790 26,044
Oil, Gas & Consumable Fuels - 1.8%
Ardmore Shipping Corp. 10,774 152,021
CONSOL Energy, Inc. 7,009 777,438
Dorian LPG Ltd. 10,461 301,800
Granite Ridge Resources, Inc. 33,595 199,218
Hallador Energy Co.* 11,857 117,740
International Seaways, Inc. 11,916 518,823
Kinetik Holdings, Inc. - Class A 14,299 695,932
New Fortress Energy, Inc.
#
49,841 419,163
OPAL Fuels, Inc. - Class A
#
,* 6,712 24,566
Par Pacific Holdings, Inc.* 14,173 218,973
Uranium Energy Corp.* 98,035 727,420
4,153,094
Personal Care Products - 0.9%
Interparfums, Inc. 17,377 2,103,833
Pharmaceuticals - 7.3%
Amphastar Pharmaceuticals, Inc.* 86,168 4,354,069
Corcept Therapeutics, Inc.* 187,281 9,171,151
Harmony Biosciences Holdings, Inc.* 100,634 3,233,370
Scilex Holding Co.* 359,573 345,298
17,103,888
Professional Services - 3.3%
CBIZ, Inc.* 44,941 3,097,783
Concentrix Corp.
#
58,531 2,488,153
CRA International, Inc. 6,148 1,119,797
Franklin Covey Co.* 12,126 482,736
IBEX Holdings Ltd.* 16,290 292,568
RCM Technologies, Inc.
#
,* 7,745 173,101
7,654,138
Real Estate Management & Development - 0.1%
St Joe Co. (The) 4,790 247,643
Residential REITs - 0.0%
NexPoint Residential Trust, Inc. 2,376 98,960
Semiconductors & Semiconductor Equipment - 1.3%
ACM Research, Inc. - Class A* 61,657 1,158,843
Aehr Test Systems
#
,* 32,730 460,839
Photronics, Inc.* 67,735 1,544,358
3,164,040
Software - 4.9%
Alarm.com Holdings, Inc.* 52,397 2,794,332
DoubleVerify Holdings, Inc.* 180,843 3,083,373
EverCommerce, Inc.* 196,579 2,068,011
Mitek Systems, Inc.* 51,030 438,348
N-able, Inc.* 197,290 2,412,857
Red Violet, Inc.* 15,212 457,577

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
Rimini Street, Inc.* 106,308 $ 188,165
11,442,663
Specialized REITs - 0.1%
National Storage Affiliates Trust 6,206 261,583
Specialty Retail - 2.8%
Arhaus, Inc. - Class A 17,986 152,521
Boot Barn Holdings, Inc.* 9,487 1,181,606
EVgo, Inc. - Class A
#
,* 33,386 261,746
Group 1 Automotive, Inc. 4,169 1,518,850
MarineMax, Inc.* 7,389 215,242
OneWater Marine, Inc. - Class A* 5,286 115,076
Penske Automotive Group, Inc. 20,634 3,106,862
6,551,903
Trading Companies & Distributors - 6.2%
Alta Equipment Group, Inc. 32,298 209,937
GMS, Inc.* 35,186 3,162,870
Herc Holdings, Inc. 25,397 5,311,529
Hudson Technologies, Inc.* 42,853 328,682
Karat Packaging, Inc. 18,563 495,632
Rush Enterprises, Inc. - Class A 68,877 3,897,061
Titan Machinery, Inc.* 21,676 297,503
Transcat, Inc.* 8,297 792,944
14,496,158
Total Common Stocks (cost 208,380,384) 234,735,558
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $34,349) 34,342 34,349
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.7452%
£,∞
2,190,402 2,190,402
Time Deposits - 0.3%
Royal Bank of Canada, 4.8100%, 11/1/24 $ 547,601 547,601
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,738,003) 2,738,003
Total Investments (total cost $ 211,152,736 ) - 101.2% 237,507,910
Liabilities, net of Cash, Receivables and Other Assets - (1.2%) (2,755,290)
Net Assets - 100.0% $234,752,620
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 235,461,865 99.1%
Bermuda 1,128,105 0.5
United Kingdom 765,919 0.3
Ireland 152,021 0.1
Total $ 237,507,910 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ – $ 623,443 $ (589,094) $ – $ – $ 34,349 34,342 $ 348
Investments Purchased
with Cash Collateral from
Securities Lending - 1.2%
Investment Companies - 0.9%
Janus Henderson Cash
Collateral Fund LLC,
4.7452%
∞
1,240,127 53,601,457 (52,651,182) – – 2,190,402 2,190,402 50,265
Δ
Total Affiliated Investments
- 0.9% $1,240,127 $54,224,900 $(53,240,276) $– $– $2,224,751 $50,613
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,670,206 $ — $ (2,670,206) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
10 October 31, 2024
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2024.
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 234,735,558 $ — $ — $ 234,735,558
Investment Companies — 34,349 — 34,349
Investments Purchased with Cash
Collateral from Securities Lending — 2,738,003 — 2,738,003
Total Assets $ 234,735,558 $ 2,772,352 $ — $ 237,507,910

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $208,927,985)
(1)
$ 235,283,159
Affiliated investments, at value (cost $2,224,751) 2,224,751
Receivables:
Dividends 39,498
Interest 65
Affiliated securities lending income, net 3,447
Total Assets 237,550,920
Liabilities:
Collateral on securities loaned (Note 2) 2,738,003
Payables:
Management fees 60,297
Total Liabilities 2,798,300
Commitments and contingent liabilities
Net Assets $ 234,752,620
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 246,986,744
Total distributable earnings (loss) (12,234,124)
Total Net Assets $ 234,752,620
Net Assets $ 234,752,620
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,652,000
Net Asset Value Per Share $ 64 .28
(1) Includes $2,670,206 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2024
12 October 31, 2024
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,598,467
Affiliated securities lending income, net     50,265
Unaffiliated securities lending income, net 34,897
Dividends from affiliates 348
Total Investment Income 1,683,977
Expenses:
Management Fees 619,467
Total Expenses 619,467
Net Investment Income/(Loss) 1,064,510
Net Realized Gain/(Loss) on Investments:
Investments $ 8,238,183
Total Net Realized Gain/(Loss) on Investments $ 8,238,183
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 44,416,288
Total Change in Unrealized Net Appreciation/Depreciation $ 44,416,288
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 53,718,981

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 1,064,510 $ 516,571
Net realized gain/(loss) on investments 8,238,183 2,520,923
Change in unrealized net appreciation/depreciation 44,416,288 (6,555,236)
Net Increase/(Decrease) in Net Assets Resulting from Operations 53,718,981 (3,517,742)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (992,613) (668,752)
Net Decrease from Dividends and Distributions to Shareholders (992,613) (668,752)
Capital Share Transactions 43,734,959 66,593,595
Net Increase/(Decrease) in Net Assets 96,461,327 62,407,101
Net Assets: — —
Beginning of Year   138,291,293 75,884,192
End of Year $ 234,752,620 $ 138,291,293

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
14 October 31, 2024
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $48.07 $47.37 $67.08 $48.06 $43.10
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.31 0.25 0.28 0.32 0.10
Net realized and unrealized gain/(loss) 16.19 0.80
(2)
(19.79) 19.03 4.97
Total from Investment Operations 16.50 1.05
(2)
(19.51) 19.35 5.07
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.29) (0.35) (0.20) (0.33) (0.11)
Total Dividends and Distributions (0.29) (0.35) (0.20) (0.33) (0.11)
Net Asset Value, End of Period $64.28 $48.07 $47.37 $67.08 $48.06
Total Return 34.38% 2.21% (29.11)% 40.30% 11.79%
Net assets, End of Period (in thousands) $234,753 $138,291 $75,884 $147,706 $52,958
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.32%
Ratio of Net Investment Income/(Loss) 0.51% 0.48% 0.52% 0.48% 0.23%
Portfolio Turnover Rate
(3)
91% 105% 107% 135% 78%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2024
include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2024
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such
other collateral
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,670,206 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2024 is $2,738,003, resulting in the net amount due to the counterparty of $67,797.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2024
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2024, the Adviser owned 90,903 shares or 2.49% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2024, the Fund engaged in cross trades

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
amounting to $9,363,442 in purchases and $16,816,715 in sales, resulting in a net realized gain of $2,990,323. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$2,137,218 $— $(40,128,209) $— $— $25,756,867
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(31,033,126) $(9,095,083) $(40,128,209)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$211,751,043 $46,312,000 $(20,555,133) $25,756,867
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$992,613 $— $— $—

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2024
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2024, the Fund had net realized gain of $11,219,426 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$668,752 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 1,450,000 $ 84,304,598 1,650,000 $ 84,829,645
Shares repurchased (675,000) (40,569,639) (375,000) (18,236,050)
Net Increase/(Decrease) 775,000 $ 43,734,959 1,275,000 $ 66,593,595
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$187,689,802 $187,754,579 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$84,271,248 $40,375,764 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 23
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian and transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Designation Requirements
(unaudited)
24 October 31, 2024
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Dividends Received Deduction Percentage 100.00%
Qualified Dividend Income Percentage 100.00%

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93061 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.6%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 4,211,782 $ 4,257,934
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 4,211,782 4,253,059
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 3,375,000 3,373,499
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 5.9568%,
12/26/31 (144A)
‡
5,790,192 5,806,995
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 1,656,752 1,661,662
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.7525%,
5/11/45
‡
AUD 22,729,096 14,882,213
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 6.5025%,
5/11/45
‡
AUD 2,060,000 1,348,934
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 3,543,650 3,430,299
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,183,425 4,860,857
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,586,148 1,427,373
Exeter Automobile Receivables Trust, 6.2000%, 4/15/26 605,127 605,383
Exeter Automobile Receivables Trust, 1.4600%, 10/15/27 2,593,272 2,585,868
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 9,331,561 9,412,779
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 12,400,000 12,391,950
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 5.5075%, 5/25/32
‡
AUD 10,636,571 6,972,178
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 5.6063%,
9/17/30
‡
AUD 16,060,000 10,516,218
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7025%, 6/14/32
‡
AUD 44,181,106 29,035,230
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 5.1560%,
4/11/36
‡
AUD 30,050,000 19,682,750
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 $ 405,842 406,072
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 3,395,997 3,403,663
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,864,000 9,676,133
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,630,000 11,700,862
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 20,438,269 20,059,636
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,568,008
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 2,715,952 2,777,287
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 2,282,199 2,288,053
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 4,496,030 4,507,285
Total Asset-Backed Securities (cost $195,135,557) 193,892,180
Corporate Bonds - 74.0%
Communications - 0.5%
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 16,925,000 11,972,864
Consumer, Cyclical - 7.9%
BMW US Capital LLC, SOFRINDX + 0.8400%, 5.6896%, 4/1/25 (144A)
‡
$ 7,025,000 7,041,046
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) 6,250,000 6,283,861
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,253,777
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,256,979
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,867,726
Ferguson Finance plc, 4.5000%, 10/24/28 (144A) 4,063,000 3,980,724
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 1,010,061
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,262,645
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,254,929
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,000,300
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,077,392
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,096,708
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,200,842
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,728,748
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,754,645
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,141,992
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,219,132

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 $ 639,915
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,204,070
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,484,033
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 2,022,505
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,087,867
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,061,698
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,753,674
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,430,991
178,116,260
Consumer, Non-cyclical - 9.1%
Amgen, Inc., 5.2500%, 3/2/25 4,650,000 4,655,037
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,029,680
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,646,724
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,397,293
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 24,975,000 24,978,365
Humana, Inc., 5.7000%, 3/13/26 20,000,000 20,000,735
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,749,067
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,082,311
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,700,642
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,778,919
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,186,825
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,277,211
Penske Truck Leasing Canada, Inc., 5.4400%, 12/8/25 CAD 6,153,000 4,488,055
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,305,819
Solventum Corp., 5.4500%, 2/25/27 (144A) 22,400,000 22,694,884
Solventum Corp., 5.4000%, 3/1/29 (144A) 5,790,000 5,863,716
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 22,079,371
205,914,654
Energy - 2.8%
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,670,900
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,109,719
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,256,673
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,764,079
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,689,170
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,151,773
62,642,314
Financial - 42.1%
AerCap Ireland Capital DAC, 6.5000%, 7/15/25 11,000,000 11,097,647
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,590,805
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,308,054
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,003,155
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,108,692
American Express Co., SOFRINDX + 0.9300%, 5.7985%, 3/4/25
‡
12,900,000 12,922,601
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
9,450,000 9,446,296
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
4,000,000 4,055,873
American Express Co., SOFRINDX + 0.7500%, 5.6450%, 4/23/27
‡
5,375,000 5,442,499
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,965,427
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,628,791
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,955,290
Athene Global Funding, 1.7160%, 1/7/25 (144A) 5,156,000 5,123,874
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,736,514
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,603,908
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 19,161,217

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 $ 629,710
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 5.2641%, 3/31/26
‡
AUD 1,000,000 658,471
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2011%, 2/26/31
‡
AUD 150,000 99,587
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 6,624,277
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 12,647,403
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,400,619
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,923,193
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.9511%, 11/24/25
‡
AUD 8,150,000 5,378,500
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0793%, 2/21/28
‡
AUD 38,220,000 25,425,884
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
$ 25,135,000 24,548,419
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28
‡
3,644,000 3,607,831
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
12,356,000 12,847,620
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.5892%, 5/15/26
‡
AUD 13,600,000 8,991,379
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.8950%, 10/14/31
‡
AUD 800,000 526,216
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,979,654
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,906,718
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
$ 100,000 99,125
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 35,191,094
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 391,636
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,040,671
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
6.2210%, 9/10/30
‡
AUD 12,500,000 8,262,088
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.6885%, 8/20/31
‡
AUD 16,600,000 10,944,001
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.0791%, 11/9/32
‡
AUD 10,000,000 6,828,702
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,548,672
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 650,382
Corebridge Financial, Inc., 3.5000%, 4/4/25 $ 11,975,000 11,900,971
Corebridge Financial, Inc., 3.6500%, 4/5/27 9,833,000 9,579,245
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.9766%, 12/1/25
‡
AUD 2,350,000 1,552,549
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.9500%, 5.4270%, 3/1/28 (144A)
‡
$ 13,400,000 13,565,511
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,909,469
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27
‡
33,575,000 33,793,708
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.8161%, 9/16/31
‡
AUD 1,000,000 651,116
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8661%, 12/15/36
‡
AUD 8,550,000 5,716,903
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.7661%, 6/15/45
‡
AUD 6,730,000 4,439,360
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
$ 7,300,000 7,242,575
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
19,050,000 19,537,182
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
15,500,000 15,776,863

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
$ 13,500,000 $ 13,564,413
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.8677%, 3/17/25
‡
AUD 3,280,000 2,155,425
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.9011%, 5/25/26
‡
AUD 19,100,000 12,661,752
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.2161%, 3/16/28
‡
AUD 5,010,000 3,432,961
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 3,666,718
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.0827%, 3/6/30
‡
AUD 5,240,000 3,458,388
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 791,196
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,223,092
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 22,706,800
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,752,780
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.2675%, 5/28/30
‡
AUD 19,800,000 13,089,871
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9677%, 6/17/31
‡
AUD 6,980,000 4,601,343
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.3466%, 3/1/34
‡
AUD 12,190,000 8,072,199
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 28,918,195
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,973,969
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,095,365
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26
‡
1,400,000 1,380,340
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,435,368
Morgan Stanley Bank NA, SOFR + 0.7800%, 5.6197%, 7/16/25
‡
9,000,000 9,029,223
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
31,050,000 31,178,205
Nasdaq, Inc., 5.6500%, 6/28/25 4,940,000 4,961,886
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.0642%, 11/18/30
‡
AUD 24,275,000 16,044,498
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
6.2063%, 2/14/29
‡
AUD 20,400,000 13,691,908
Nordea Bank Abp, SOFR + 0.9600%, 5.8168%, 6/6/25 (144A)
‡
$ 6,925,000 6,950,477
Royal Bank of Canada, 4.8750%, 1/19/27 8,325,000 8,388,555
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,418,601
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.6966%, 6/1/37
‡
AUD 17,200,000 11,492,221
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
7.0466%, 12/1/38
‡
AUD 4,500,000 3,056,056
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.7283%, 6/21/27
‡
AUD 16,140,000 10,652,151
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 16,965,418
UBS AG, 7.5000%, 7/15/25 12,150,000 12,311,799
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,300,782
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
5.8614%, 6/27/25
‡
AUD 610,000 400,301
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 95,449
Wells Fargo & Co., CME Term SOFR 3 Month + 1.0116%, 2.1640%, 2/11/26
‡
$ 9,590,000 9,508,715
Wells Fargo & Co., SOFR + 1.3200%, 6.1439%, 4/25/26
‡
3,500,000 3,511,274
Wells Fargo & Co., CDOR USD 3 Month + 1.0650%, 4.1680%, 4/28/26
‡
CAD 22,600,000 16,223,945
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
$ 13,000,000 12,812,504
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 8,022,713
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 7,104,560

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 $ 2,028,490
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.1229%, 8/10/26
‡
AUD 1,400,000 920,705
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6029%, 11/11/27
‡
AUD 3,300,000 2,194,117
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.9411%, 1/29/31
‡
AUD 11,800,000 7,789,441
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.3000%, 4/3/34
‡
AUD 9,500,000 6,311,357
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,330,303
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
6.0946%, 7/10/34
‡
AUD 14,300,000 9,423,542
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,582,701
953,650,019
Industrial - 3.1%
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,005,229
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,171,287
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,726,111
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 11,557,051
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,327,000
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,970,272
70,756,950
Technology - 2.8%
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,740,398
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,964,734
Intel Corp., 3.1500%, 5/11/27 7,715,000 7,398,950
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,132,934
VMware LLC, 1.4000%, 8/15/26 13,690,000 12,903,837
64,140,853
Utilities - 5.7%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
5,110,000 5,138,509
DTE Energy Co., 4.2200%, 11/1/24
Ç
18,735,000 18,735,000
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,351,294
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,865,124
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,720,498
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,117,749
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,591,972
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,699,392
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 352,588
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,393,927
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 17,683,000 16,332,505
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 23,711,000 23,689,397
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 11,150,000 10,834,721
128,822,676
Total Corporate Bonds (cost 1,673,226,564) 1,676,016,590
Foreign Government Bonds - 1.9%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 5.1283%, 9/23/25
‡
AUD 17,230,000 11,287,004
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,564,359

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
New Zealand Government Bond, 4.5000%, 5/15/35 NZD 15,075,000 $ 8,922,003
Total Foreign Government Bonds (cost 44,115,959) 43,773,366
Mortgage-Backed Securities - 6.5%
BPR Trust , 5.3580% , 11/5/29 (144A)
‡
$ 6,795,181 6,781,640
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
6.4952% , 8/15/39 (144A)
‡
5,600,000 5,617,464
BX Trust , CME Term SOFR 1 Month + 1.4914% , 6.2954% , 7/15/29 (144A)
‡
9,558,713 9,562,658
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.4068%, 10/25/41 (144A)
‡
8,006,299 8,016,298
SOFR30A + 2.4000%, 7.2568%, 12/25/42 (144A)
‡
4,768,017 4,891,660
SOFR30A + 2.5000%, 7.3568%, 4/25/43 (144A)
‡
2,454,476 2,497,179
SOFR30A + 1.7000%, 6.5568%, 7/25/43 (144A)
‡
2,455,207 2,462,859
SOFR30A + 1.0500%, 5.9068%, 1/25/44 (144A)
‡
12,127,276 12,127,269
SOFR30A + 1.1000%, 5.9568%, 2/25/44 (144A)
‡
3,601,292 3,601,032
SOFR30A + 1.0000%, 5.8568%, 7/25/44 (144A)
‡
2,543,992 2,543,108
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 6.3568%, 10/25/41 (144A)
‡
4,826,816 4,848,820
SOFR30A + 2.3000%, 7.1568%, 8/25/42 (144A)
‡
3,819,221 3,899,980
SOFR30A + 2.1000%, 6.9568%, 3/25/43 (144A)
‡
3,327,381 3,357,988
SOFR30A + 2.0000%, 6.8568%, 5/25/43 (144A)
‡
1,784,487 1,800,472
SOFR30A + 2.0000%, 6.8568%, 6/25/43 (144A)
‡
5,879,267 5,902,716
SOFR30A + 1.8500%, 6.7068%, 11/25/43 (144A)
‡
2,225,703 2,240,910
SOFR30A + 1.3500%, 6.2068%, 2/25/44 (144A)
‡
4,949,371 4,953,772
SOFR30A + 1.2500%, 6.1068%, 3/25/44 (144A)
‡
2,537,290 2,542,042
SOFR30A + 1.2000%, 6.0568%, 5/25/44 (144A)
‡
3,530,926 3,538,809
SOFR30A + 1.2000%, 6.0568%, 8/25/44 (144A)
‡
9,981,685 9,990,071
SOFR30A + 1.0000%, 6.0269%, 10/25/44 (144A)
‡
2,228,000 2,227,999
FHLMC, REMIC , SOFR30A + 1.1500% , 6.0068% , 8/25/54
‡
21,501,396 21,564,032
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 6.4453% , 3/15/39
(144A)
‡
11,400,000 11,399,820
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.6525% , 9/13/55
‡
AUD 17,235,000 11,295,301
Total Mortgage-Backed Securities (cost $147,092,357) 147,663,899
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.6600%
∞
(cost $3,303,351) 3,303,351 3,303,351
Commercial Paper - 14.0%
AutoNation, Inc., 5.2008%, 11/1/24 (Section 4(2)) $ 37,350,000 37,344,368
AutoNation, Inc., 5.2023%, 11/4/24 (Section 4(2)) 60,150,000 60,113,730
Conagra Brands, Inc., 5.1007%, 11/1/24 (Section 4(2)) 11,950,000 11,948,293
Global Payments, Inc., 5.4008%, 11/1/24 (Section 4(2)) 65,150,000 65,140,088
Jabil, Inc., 5.3008%, 11/1/24 (Section 4(2)) 74,900,000 74,888,400
Jabil, Inc., 5.3760%, 11/4/24 (Section 4(2)) 66,300,000 66,270,717
Total Commercial Paper (cost $315,744,653) 315,705,596
Total Investments (total cost $ 2,378,618,441 ) - 105.1% 2,380,354,982
Liabilities, net of Cash, Receivables and Other Assets - (5.1%) (116,491,290)
Net Assets - 100.0% $2,263,863,692

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,704,996,064 71.6%
Australia 417,127,859 17.5
United Kingdom 63,592,093 2.7
Ireland 54,748,728 2.3
Canada 39,635,288 1.7
South Korea 33,697,293 1.4
New Zealand 20,209,007 0.8
Singapore 15,909,469 0.7
Denmark 13,565,511 0.6
Spain 9,923,193 0.4
Finland 6,950,477 0.3
Total $ 2,380,354,982 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - N/A
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ 27,637,500 $ – $ (27,781,598) $ 113,820 $ 30,278 $ – – $ 1,490,526
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Australian Dollar 1/24/25 640,530,000 $ (424,498,447) $ 4,679,904
–
J.P. Morgan Chase Bank
Canadian Dollar 1/24/25 86,857,000 (62,939,668) 446,870
Great British Pound 1/24/25 5,613,000 (7,259,719) 45,363
492,233
Morgan Stanley & Co.
New Zealand Dollar 1/24/25 15,872,000 (9,535,263) 80,498
–
Total $5,252,635

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2024.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Canada 2 year Bonds 4,525 12/18/24 $ 340,052,638 $ (207,193)
Euro-Schatz 2,900 12/6/24 335,428,938 (749,130)
Total - Futures Long (956,323)
Futures Short:
Australia 3 Year Bonds 1,262 12/16/24 (87,267,268) 1,313,656
U.S. Treasury 10 Year Notes 691 12/19/24 (76,333,906) 1,359,182
U.S. Treasury 2 Year Notes 1,969 12/31/24 (405,506,319) 3,275,928
U.S. Treasury 5 Year Notes 400 12/31/24 (42,893,750) 996,495
Total - Futures Short 6,945,261
Total $5,988,938
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.41-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/28 $ 79,400,000 $ (726,006) $ (1,138,807) $ (1,864,813)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD $ – $ 955,331 $ 955,331
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – 884,742 884,742
3 Month BBR 4.9275% Fixed Quarterly 5/21/26 49,000,000 NZD – 859,182 859,182
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 479,669 479,669
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 438,442 438,442
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 222,176 222,176
3.9900% Fixed 3 Month BBR Semi-Annual 8/08/34 15,690,000 NZD – 150,949 150,949
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 75,370,000 NZD – (97,991) (97,991)
4.4950% Fixed 3 Month BBR Semi-Annual 5/21/34 11,671,000 NZD – (266,546) (266,546)
Total $– $3,625,954 $3,625,954

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Total
Asset Derivatives:
Forward foreign currency exchange contracts
$—
$—
$5,252,635
$5,252,635
*
Swaps - centrally cleared
—
3,990,491
—
3,990,491
*
Futures contracts
—
6,945,261
—
6,945,261
Total Asset Derivatives
$—
$10,935,752
$5,252,635
$16,188,387
Liability Derivatives:
*
Swaps - centrally cleared
1,138,807
364,537
—
1,503,344
*
Futures contracts
—
956,323
—
956,323
Total Liability Derivatives
$1,138,807
$1,320,860
$—
$2,459,667
The following tables provide information about the effect of derivatives and hedging activities on the
Fund’s Statement of Operations for the year ended October 31, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s
Statement of Operations.
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $(18,656,512) $(18,656,512)
Futures contracts — (3,977,585) — (3,977,585)
Swap contracts (1,253,539) (566,377) — (1,819,916)
Purchased option contracts — 45,777 — 45,777
Purchased swaption contracts (1,792,501) — — (1,792,501)
Written swaption contracts 919,151 — — 919,151
Total $(2,126,889) $(4,498,185) $(18,656,512) $(25,281,586)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $— $5,112,204 $5,112,204
Futures contracts — 4,668,071 — 4,668,071
Swap contracts (1,239,182) 2,657,619 — 1,418,437
Total $(1,239,182) $7,325,690 $5,112,204 $11,198,712

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2024
Futures contracts:
Average notional amount of contracts - long $508,943,106
Average notional amount of contracts - short 767,666,113
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 56,314,337
Average amounts sold - in USD 576,612,040
Credit default swaps:
Average notional amount - buy protection 92,600,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 207,238,921
Swaptions:
Average value of swaption contracts purchased 282,047
Average value of swaption contracts written 138,006
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 4,679,904 $ — $ — $ 4,679,904
J.P. Morgan Chase Bank 492,233 — — 492,233
Morgan Stanley & Co. 80,498 — — 80,498
Total $ 5,252,635 $ — $ — $ 5,252,635
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 13
AUD Australian Dollar
CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of October 31, 2024.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended October 31, 2024 is $315,705,596 which represents 13.9% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $666,673,205 which represents 29.4% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
14 October 31, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 193,892,180 $ — $ 193,892,180
Corporate Bonds — 1,676,016,590 — 1,676,016,590
Foreign Government Bonds — 43,773,366 — 43,773,366
Mortgage-Backed Securities — 147,663,899 — 147,663,899
Investment Companies 3,303,351 — — 3,303,351
Commercial Paper — 315,705,596 — 315,705,596
Total Investments in Securities $ 3,303,351 $ 2,377,051,631 $ — $ 2,380,354,982
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,990,491 $ — $ 3,990,491
Forward Foreign Currency Exchange
Contracts — 5,252,635 — 5,252,635
Futures Contracts 6,945,261 — — 6,945,261
Total Other Financial Instruments $ 6,945,261 $ 9,243,126 $ — $ 16,188,387
Total Assets $ 10,248,612 $ 2,386,294,757 $ — $ 2,396,543,369
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,503,344 $ — $ 1,503,344
Futures Contracts 956,323 — — 956,323
Total Liabilities $ 956,323 $ 1,503,344 $ — $ 2,459,667
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
October 31, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Investments, at value (cost $2,378,618,441) $ 2,380,354,982
Cash 67,558
Cash denominated in foreign currency (cost $39,524,550) 39,233,840
Forward foreign currency exchange contracts 5,252,635
Due from broker for centrally cleared swaps 1,601,577
Due from broker for futures 9,430,000
Receivable for variation margin on futures contracts 405,630
Receivables:
Interest 21,988,317
Due from adviser 6,781
Total Assets 2,458,341,320
Liabilities:
Payable for variation margin on swaps 1,235,575
Payables:
Investments purchased 192,799,753
Management fees 441,818
Interest 482
Total Liabilities 194,477,628
Commitments and contingent liabilities
Net Assets $ 2,263,863,692
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,303,776,996
Total distributable earnings (loss) (39,913,304)
Total Net Assets $ 2,263,863,692
Net Assets $ 2,263,863,692
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 46,150,000
Net Asset Value Per Share $ 49 .05

Janus Henderson Short Duration Income ETF
Statement of Operations
For the year ended October 31, 2024
16 October 31, 2024
See Notes to Financial Statements.
Investment Income:
Interest $ 116,777,873
Dividends from affiliates 1,490,526
Dividends 150,760
Total Investment Income 118,419,159
Expenses:
Management Fees 5,314,797
Total Expenses 5,314,797
Less: Excess Expense Reimbursement and Waivers (106,834)
Net Expenses 5,207,963
Net Investment Income/(Loss) 113,211,196
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (23,455,305)
Investments in affiliates 113,820
Forward foreign currency exchange contracts (18,656,512)
Futures contracts (3,977,585)
Swap contracts (1,819,916)
Purchased option contracts 45,777
Purchased swaption contracts (1,792,501)
Written swaption contracts 919,151
Total Net Realized Gain/(Loss) on Investments $ (48,623,071)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 84,789,636
Investments in affiliates 30,278
Forward foreign currency exchange contracts 5,112,204
Futures contracts 4,668,071
Swap contracts 1,418,437
Total Change in Unrealized Net Appreciation/Depreciation $ 96,018,626
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 160,606,751

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 113,211,196 $ 86,711,224
Net realized gain/(loss) on investments (48,623,071) (14,597,826)
Change in unrealized net appreciation/depreciation 96,018,626 45,869,478
Net Increase/(Decrease) in Net Assets Resulting from Operations 160,606,751 117,982,876
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (82,756,320) (141,400,131)
Return of Capital (27,233,111) —
Net Decrease from Dividends and Distributions to Shareholders (109,989,431) (141,400,131)
Capital Share Transactions (159,539,084) (143,593,675)
Net Increase/(Decrease) in Net Assets (108,921,764) (167,010,930)
Net Assets: — —
Beginning of Year   2,372,785,456 2,539,796,386
End of Year $ 2,263,863,692 $ 2,372,785,456

Janus Henderson Short Duration Income ETF
Financial Highlights
18 October 31, 2024
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $47.98 $48.47 $50.00 $50.40 $49.89
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.41 1.80 0.69 0.49 0.77
Net realized and unrealized gain/(loss) 0.99 0.65 (1.27) (0.41) 0.70
Total from Investment Operations 3.40 2.45 (0.58) 0.08 1.47
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.75) (2.94) (0.95) (0.48) (0.96)
Return of Capital (0.58) — — — —
Total Dividends and Distributions (2.33) (2.94) (0.95) (0.48) (0.96)
Net Asset Value, End of Period $49.05 $47.98 $48.47 $50.00 $50.40
Total Return 7.26% 5.24% (1.18)% 0.15% 2.99%
Net assets, End of Period (in thousands) $2,263,864 $2,372,785 $2,539,796 $2,777,501 $2,726,526
Ratios to Average Net Assets
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.23% 0.26%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.23% 0.23% 0.23% 0.23% 0.26%
Ratio of Net Investment Income/(Loss) 4.96% 3.77% 1.41% 0.98% 1.54%
Portfolio Turnover Rate
(2)
68% 53% 46% 74% 14%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
20 October 31, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2024  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
22 October 31, 2024
risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
24 October 31, 2024
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the
Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year ended, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
There were no purchased swaptions held at October 31, 2024.
During the year ended, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
There were no written swaptions held at October 31, 2024.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
26 October 31, 2024
addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
28 October 31, 2024
these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2024, the Adviser waived $41,449 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
30 October 31, 2024
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2024, an affiliate of the Adviser owned 100,999 shares or 0.22% of the Fund.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$— $— $(42,737,007) $— $3,168,155 $(344,452)
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(197,505) $(42,539,502) $(42,737,007)

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2024 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,380,699,434 $18,250,717 $(18,595,169) $(344,452)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$9,651,799 $10,755,574 $(7,404,659) $3,350,915
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$82,756,320 $— $27,233,111 $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$141,400,131 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 4,900,000 $ 237,534,283 8,800,000 $ 421,353,536
Shares repurchased (8,200,000) (397,073,367) (11,750,000) (564,947,211)
Net Increase/(Decrease) (3,300,000) $ (159,539,084) (2,950,000) $ (143,593,675)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,559,602,199 $1,369,062,976 $— $—

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
32 October 31, 2024
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Short Duration Income ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 33
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Short Duration Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Short Duration Income ETF
Designation Requirements
(unaudited)
34 October 31, 2024
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Qualified Interest Income Percentage 88.36%
Return of Capital Distributions $27,233,111

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 35
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93073 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 10.7%
Achm Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 10,036,861 $ 10,228,712
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 912,442 936,249
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 1,228,429 1,230,337
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 3,847,292 3,889,008
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 3,451,345 3,469,641
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 332,492 333,576
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 4,422,371 4,461,850
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 2,527,069 2,555,625
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 10,522,634 10,649,263
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 3,702,769 3,718,356
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 3,825,162 3,859,180
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 6.1568%,
12/26/31 (144A)
‡
5,790,192 5,790,164
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 6.3568%,
12/26/31 (144A)
‡
2,817,894 2,817,879
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 1,834,903 1,820,898
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 3,231,515 3,265,762
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,826,281
CIM Trust, 5.5690%, 7/25/55 (144A)
Ç
1,205,046 1,197,426
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 4,252,659 4,282,228
FIGRE Trust, 6.4360%, 11/25/53 (144A)
‡
1,845,767 1,865,794
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,614,721 2,626,901
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,268,432 3,271,749
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
3,649,253 3,596,878
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,879,365 3,684,798
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,047,699
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 2,521,510 2,576,445
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 740,817 731,625
Gracie Point International Funding, SOFR90A + 2.2500%, 7.6185%, 3/1/27 (144A)
‡
1,993,500 2,001,711
Gracie Point International Funding LLC, SOFR90A + 1.7000%, 7.0684%, 3/1/28
(144A)
‡
5,000,000 5,015,738
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4684%, 3/1/28
(144A)
‡
3,007,000 3,016,410
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 17,418,913 17,570,520
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 24,800,000 24,783,900
JPMorgan Chase Bank NA, 0.8890%, 12/26/28 (144A) 15,781 15,735
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 1,863,996 1,891,859
Lendingpoint Asset Securitization Trust, 2.7500%, 12/15/28 (144A) 533,674 531,462
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 69,376 69,376
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,600,838
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 904,538 887,629
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 2,113,337 2,036,674
Prosper Marketplace Issuance Trust, 7.0600%, 7/16/29 (144A) 476,559 478,050
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 1,774,897 1,779,849
RAM LLC, 6.6690%, 2/15/39 (144A) 5,356,311 5,385,470
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
11,227,733 11,251,000
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
5,918,692 5,873,888
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 541,146 543,053
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 5,844,398 5,876,967
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
7,977,173 8,266,531
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
8,516,768 8,792,068
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 1,381,962 1,381,220
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 3,250,000 3,271,666
Santander Bank Auto Credit-Linked Notes, 5.8180%, 6/15/32 (144A) 7,250,000 7,290,289

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) $ 834,373 $ 834,751
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) 1,001,477 1,007,185
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 785,045 791,160
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 3,247,522 3,268,824
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 7,536,108 7,579,475
Santander Bank NA, 1.8330%, 12/15/31 (144A) 618,914 617,067
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 280,967 281,127
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 1,501,545 1,490,121
STRU, 6.3100%, 12/25/54 76,434,000 76,445,943
STRU JP, 6.3568%, 12/25/24
‡
152,870,000 152,870,000
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,629,866 1,628,847
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
650,226 649,007
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 1,899,565 1,916,316
Tricolor Auto Securitization Trust, 6.3600%, 12/15/27 (144A) 5,020,134 5,051,500
Tricolor Auto Securitization Trust, 5.2200%, 6/15/28 (144A) 11,500,000 11,499,570
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 4,085,630 4,065,439
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) 497,531 495,930
US Auto Funding, 2.2000%, 5/15/26 (144A) 3,515,032 3,441,993
US Bank NA, 6.7890%, 8/25/32 (144A) 8,330,013 8,430,203
Total Asset-Backed Securities (cost $502,046,923) 503,710,685
Corporate Bond - 0.2%
Financial - 0.2%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $9,128,734) 9,213,000 9,193,126
Mortgage-Backed Securities - 152.9%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,105,716 2,108,148
ABL
6.0750%, 9/25/29 (144A)
Ç
3,629,000 3,610,471
7.4570%, 9/25/29 (144A)
Ç
4,840,000 4,832,219
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
3,726,560 3,636,127
4.9500%, 7/25/68 (144A)
Ç
3,549,555 3,468,368
4.8000%, 11/26/68 (144A)
Ç
1,480,718 1,441,118
BAMLL Re-REMIC Trust
0.6584%, 1/27/50 (144A)
‡
8,000,000 6,944,981
1.2490%, 7/27/50 (144A)
‡
3,900,000 3,021,082
1.2490%, 7/27/50 (144A)
‡
10,480,000 8,736,887
BMP , CME Term SOFR 1 Month + 1.3719% , 6.1759% , 6/15/41 (144A)
‡
14,000,000 14,014,451
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 11,625,495 10,915,264
5.0000%, 9/25/64 (144A) 7,250,000 6,973,946
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8445%, 5.6485%, 10/15/36 (144A)
‡
1,957,252 1,943,235
CME Term SOFR 1 Month + 2.5900%, 7.3939%, 8/15/39 (144A)
‡
21,400,000 21,468,492
BX Trust
CME Term SOFR 1 Month + 1.3058%, 6.1098%, 10/15/26 (144A)
‡
3,337,147 3,305,257
CME Term SOFR 1 Month + 3.4640%, 8.2680%, 10/15/26 (144A)
‡
2,807,890 2,718,869
CME Term SOFR 1 Month + 0.7035%, 5.5075%, 9/15/34 (144A)
‡
5,435,823 5,383,817
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.0568%, 2/25/50 (144A)
‡
3,235,054 3,142,561
SOFR30A + 1.3500%, 6.2068%, 2/25/50 (144A)
‡
1,900,594 1,839,916
SOFR30A + 1.5500%, 6.4068%, 2/25/50 (144A)
‡
2,109,794 1,984,674
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.4068%, 10/25/41 (144A)
‡
3,771,108 3,775,817
SOFR30A + 3.1000%, 7.9568%, 10/25/41 (144A)
‡
7,320,000 7,513,450

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 0.8500%, 5.7068%, 12/25/41 (144A)
‡
$ 1,482,219 $ 1,480,236
SOFR30A + 1.0000%, 5.8568%, 12/25/41 (144A)
‡
1,478,083 1,476,973
SOFR30A + 1.6500%, 6.5068%, 12/25/41 (144A)
‡
14,835,000 14,918,836
SOFR30A + 3.0000%, 7.8568%, 1/25/42 (144A)
‡
14,409,226 14,773,190
SOFR30A + 3.5500%, 8.4068%, 10/25/43 (144A)
‡
10,982,476 11,454,558
SOFR30A + 1.8000%, 6.6568%, 1/25/44 (144A)
‡
3,140,000 3,163,994
SOFR30A + 1.1000%, 5.9568%, 2/25/44 (144A)
‡
6,975,744 6,975,239
SOFR30A + 1.8000%, 6.6568%, 2/25/44 (144A)
‡
3,168,862 3,185,461
SOFR30A + 1.9500%, 6.8068%, 3/25/44 (144A)
‡
13,082,000 13,191,178
SOFR30A + 1.7000%, 6.5568%, 7/25/44 (144A)
‡
10,060,000 10,107,944
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.1685% , 7/15/38 (144A)
‡
2,666,571 2,668,395
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 3,006,932 2,822,208
Pool # Q58477, 4.0000%, 9/1/48 1,710,201 1,604,939
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 2,362 2,107
Pool # ZT1926, 3.0000%, 11/1/43 905,861 808,381
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.5068%, 1/25/34 (144A)
‡
1,484,157 1,490,958
SOFR30A + 2.1000%, 6.9568%, 9/25/41 (144A)
‡
26,457,865 26,667,628
SOFR30A + 1.8000%, 6.6568%, 11/25/41 (144A)
‡
14,000,000 14,130,178
SOFR30A + 2.3500%, 7.2068%, 12/25/41 (144A)
‡
10,089,878 10,175,770
SOFR30A + 3.7500%, 8.6068%, 12/25/41 (144A)
‡
16,776,000 17,249,471
SOFR30A + 1.3000%, 6.1568%, 2/25/42 (144A)
‡
1,107,324 1,109,616
SOFR30A + 1.9500%, 6.8068%, 2/25/44 (144A)
‡
2,617,368 2,627,172
SOFR30A + 1.2500%, 6.1068%, 3/25/44 (144A)
‡
12,576,475 12,600,032
SOFR30A + 2.0000%, 6.8568%, 3/25/44 (144A)
‡
9,880,000 9,913,515
SOFR30A + 1.8000%, 6.6568%, 8/25/44 (144A)
‡
18,000,000 18,057,244
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 67,395 65,095
Pool # ZK8405, 2.5000%, 12/1/31 9,088 8,609
Pool # ZK8962, 3.0000%, 9/1/32 72,126 68,920
Pool # ZK9163, 3.0000%, 1/1/33 39,502 37,717
Pool # SB0040, 2.5000%, 12/1/33 307,201 291,457
Pool # SB0116, 2.5000%, 11/1/34 626,571 577,581
Pool # ZM2269, 3.0000%, 12/1/46 14,213 12,563
Pool # ZT1633, 4.0000%, 3/1/47 125,961 118,912
Pool # ZT0391, 4.0000%, 11/1/47 332,177 313,389
Pool # ZT0252, 3.0000%, 12/1/47 19,374 17,150
Pool # ZM7577, 4.5000%, 8/1/48 108,230 104,405
Pool # ZM8197, 4.0000%, 9/1/48 1,017,530 953,848
Pool # SI2101, 4.0000%, 9/1/48 43,478,952 40,758,291
Pool # ZM7926, 5.0000%, 9/1/48 79,754 78,580
Pool # ZT1320, 4.0000%, 11/1/48 179,711 168,465
Pool # SI2017, 4.0000%, 12/1/48 2,151,384 2,016,740
Pool # SD1416, 4.5000%, 12/1/48 3,975,276 3,834,758
Pool # ZN4240, 4.5000%, 12/1/48 280,966 271,652
Pool # ZN2165, 4.5000%, 12/1/48 25,305 24,543
Pool # ZN6461, 4.0000%, 5/1/49 398,178 372,238
Pool # ZT2087, 4.0000%, 6/1/49 1,316,311 1,231,982
Pool # ZA7158, 4.5000%, 6/1/49 163,853 157,968
Pool # RA1100, 4.0000%, 7/1/49 5,238,937 4,903,303

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SD8003, 4.0000%, 7/1/49 $ 1,375,333 $ 1,287,224
Pool # RA1088, 4.5000%, 7/1/49 209,028 201,551
Pool # RA1087, 4.5000%, 7/1/49 1,264,367 1,218,951
Pool # QA2159, 3.0000%, 8/1/49 85,619 73,874
Pool # QA2039, 3.0000%, 8/1/49 1,986,798 1,750,640
Pool # QA1615, 3.5000%, 8/1/49 280,240 253,440
Pool # RA1188, 4.5000%, 8/1/49 1,164,466 1,122,639
Pool # QA5150, 4.5000%, 12/1/49 339,133 326,934
Pool # RA1999, 4.5000%, 1/1/50 782,356 754,254
Pool # SD8040, 4.5000%, 1/1/50 214,451 206,746
Pool # SD8047, 4.5000%, 2/1/50 669,271 645,226
Pool # QA8274, 3.5000%, 3/1/50 397,922 357,400
Pool # SD1551, 4.0000%, 3/1/50 2,118,864 1,986,278
Pool # SD1111, 4.0000%, 6/1/50 3,541,754 3,329,592
Pool # SD4456, 4.0000%, 8/1/50 1,893,383 1,772,085
Pool # SD1143, 4.5000%, 9/1/50 12,625,352 12,179,071
Pool # SD5994, 4.5000%, 9/1/50 14,403,034 13,893,916
Pool # SD1414, 4.0000%, 10/1/50 456,228 427,001
Pool # RA7104, 4.5000%, 2/1/51 12,160,472 11,697,902
Pool # SD2606, 4.5000%, 9/1/51 6,354,402 6,112,688
Pool # QD6555, 3.0000%, 2/1/52 841,263 735,540
Pool # QD9182, 3.0000%, 3/1/52 1,505,570 1,316,193
Pool # QE0318, 4.5000%, 3/1/52 110,344 105,056
Pool # SD0943, 3.5000%, 4/1/52 2,032,017 1,847,591
Pool # QE1073, 3.5000%, 4/1/52 700,313 636,058
Pool # QD9191, 3.5000%, 4/1/52 658,474 598,116
Pool # QE1072, 3.5000%, 4/1/52 2,460,288 2,232,662
Pool # QE0354, 3.5000%, 4/1/52 2,402,175 2,179,924
Pool # SD3523, 3.0000%, 6/1/52 2,961,683 2,574,295
Pool # QE6404, 5.5000%, 7/1/52 3,482,162 3,487,256
Pool # SD1357, 5.0000%, 8/1/52 37,561,904 37,029,403
Pool # QE8542, 5.5000%, 8/1/52 3,024,554 3,028,979
Pool # QF0488, 5.5000%, 9/1/52 2,868,200 2,872,037
Pool # QF2561, 5.5000%, 11/1/52 1,410,768 1,416,052
Pool # RA8306, 6.0000%, 12/1/52 20,103,845 20,493,710
Pool # QF7280, 5.5000%, 1/1/53 4,405,390 4,430,278
Pool # QF7810, 5.5000%, 1/1/53 3,430,763 3,448,834
Pool # SD2167, 6.0000%, 1/1/53 9,775,873 9,876,848
Pool # SD2184, 6.0000%, 1/1/53 32,630,875 32,897,782
Pool # SD2666, 5.0000%, 3/1/53 25,718,921 25,056,674
Pool # QF8820, 5.5000%, 3/1/53 2,539,469 2,519,581
Pool # QF8972, 5.5000%, 3/1/53 1,751,381 1,737,665
Pool # QF9276, 5.5000%, 3/1/53 2,610,958 2,620,641
Pool # QF9863, 5.5000%, 3/1/53 4,887,380 4,895,090
Pool # QG1347, 6.0000%, 3/1/53 3,512,854 3,554,552
Pool # QF9104, 6.0000%, 3/1/53 1,917,947 1,938,909
Pool # QG0818, 5.0000%, 4/1/53 1,309,440 1,274,290
Pool # QG0121, 5.5000%, 4/1/53 1,748,323 1,734,522
Pool # QG0379, 5.5000%, 4/1/53 2,784,303 2,762,325
Pool # QG1540, 5.5000%, 4/1/53 2,477,000 2,457,448
Pool # QG1543, 5.5000%, 4/1/53 2,929,668 2,906,542
Pool # QF9886, 5.5000%, 4/1/53 1,597,501 1,584,891
Pool # QG0819, 5.5000%, 4/1/53 2,219,619 2,202,099

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QG2098, 5.0000%, 5/1/53 $ 2,384,792 $ 2,316,974
Pool # QG2535, 5.0000%, 5/1/53 4,257,299 4,136,405
Pool # QG1908, 5.0000%, 5/1/53 2,797,901 2,718,334
Pool # QG2100, 5.0000%, 5/1/53 2,470,198 2,399,951
Pool # QG2019, 5.0000%, 5/1/53 2,012,289 1,955,110
Pool # QG2537, 5.5000%, 5/1/53 3,482,357 3,452,010
Pool # QG2105, 5.5000%, 5/1/53 2,267,270 2,249,233
Pool # QG2104, 5.5000%, 5/1/53 1,249,858 1,238,888
Pool # QG1730, 5.5000%, 5/1/53 1,795,490 1,781,206
Pool # QG1974, 5.5000%, 5/1/53 1,417,647 1,406,369
Pool # SD3018, 5.5000%, 5/1/53 7,693,014 7,673,572
Pool # QG2543, 5.5000%, 5/1/53 3,111,426 3,115,914
Pool # SD2897, 5.5000%, 5/1/53 3,391,991 3,383,487
Pool # QG2538, 5.5000%, 5/1/53 1,314,707 1,304,247
Pool # QG3618, 6.0000%, 5/1/53 1,655,096 1,668,682
Pool # QG2107, 6.0000%, 5/1/53 1,124,677 1,133,909
Pool # QG2020, 6.0000%, 5/1/53 1,991,974 2,008,325
Pool # QG2539, 6.5000%, 5/1/53 3,265,832 3,359,350
Pool # QG2540, 6.5000%, 5/1/53 2,021,149 2,074,831
Pool # QG3884, 5.0000%, 6/1/53 2,068,716 2,017,441
Pool # QG4266, 5.0000%, 6/1/53 1,742,337 1,696,998
Pool # QG4264, 5.0000%, 6/1/53 7,007,280 6,808,296
Pool # QG3616, 5.0000%, 6/1/53 1,320,496 1,287,766
Pool # QG6755, 5.5000%, 6/1/53 12,415,429 12,457,497
Pool # QG4267, 5.5000%, 6/1/53 2,591,513 2,569,034
Pool # QG4269, 5.5000%, 6/1/53 6,426,842 6,375,314
Pool # QG3680, 5.5000%, 6/1/53 1,447,362 1,435,847
Pool # SD3271, 5.5000%, 6/1/53 28,350,814 28,440,155
Pool # QG3912, 5.5000%, 6/1/53 7,078,307 7,088,515
Pool # QG4338, 5.5000%, 6/1/53 2,740,081 2,718,113
Pool # QG3617, 5.5000%, 6/1/53 1,979,612 1,963,863
Pool # QG4270, 6.0000%, 6/1/53 2,387,666 2,407,266
Pool # QG3885, 6.5000%, 6/1/53 1,934,478 1,989,871
Pool # QG4340, 6.5000%, 6/1/53 1,564,448 1,609,246
Pool # QG6538, 5.5000%, 7/1/53 1,115,374 1,119,154
Pool # QG6948, 5.5000%, 7/1/53 1,285,864 1,290,118
Pool # SD3813, 6.0000%, 7/1/53 6,978,509 7,108,556
Pool # SD3691, 5.5000%, 8/1/53 22,560,771 22,453,893
Pool # SD4337, 5.0000%, 9/1/53 47,103,123 45,890,245
Pool # QH1144, 5.5000%, 9/1/53 3,580,949 3,592,222
Pool # QH2242, 5.5000%, 9/1/53 6,655,259 6,618,736
Pool # QH0826, 5.5000%, 9/1/53 4,267,382 4,281,158
Pool # QH2259, 6.0000%, 9/1/53 5,699,102 5,778,536
Pool # QH1500, 6.0000%, 9/1/53 10,830,276 10,981,227
Pool # RA9851, 6.0000%, 9/1/53 27,202,397 27,731,245
Pool # SD4279, 5.0000%, 10/1/53 47,993,087 46,752,756
Pool # QH3309, 5.5000%, 10/1/53 1,786,489 1,776,685
Pool # QH3192, 6.0000%, 10/1/53 18,172,156 18,606,874
Pool # QH3306, 6.0000%, 10/1/53 12,821,913 13,026,667
Pool # RA9992, 6.0000%, 10/1/53 32,541,744 33,174,395
Pool # QH4473, 6.0000%, 11/1/53 5,618,489 5,752,896
Pool # QH4638, 6.0000%, 11/1/53 5,675,242 5,811,006
Pool # QH4373, 6.0000%, 11/1/53 10,150,204 10,393,019

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QH5204, 6.5000%, 11/1/53 $ 5,251,059 $ 5,400,808
Pool # SD4705, 5.5000%, 12/1/53 68,381,260 68,029,539
Pool # QH6041, 5.5000%, 12/1/53 3,480,974 3,484,346
Pool # QH7040, 6.0000%, 12/1/53 6,567,106 6,658,638
Pool # QH7549, 6.0000%, 12/1/53 3,845,971 3,883,097
Pool # QH7013, 6.5000%, 12/1/53 3,260,542 3,353,525
Pool # SD5224, 6.0000%, 3/1/54 14,152,994 14,373,316
Pool # SD5223, 6.0000%, 4/1/54 8,721,317 8,811,810
Pool # QI4878, 6.0000%, 4/1/54 3,067,374 3,099,201
Pool # RJ1341, 6.0000%, 4/1/54 38,731,503 39,487,648
Pool # RJ1505, 5.0000%, 5/1/54 40,319,860 39,281,423
Pool # SD5600, 5.5000%, 5/1/54 35,686,093 35,507,803
Pool # QI8221, 6.0000%, 6/1/54 5,948,261 6,035,618
Pool # QI6844, 6.0000%, 6/1/54 23,812,538 23,967,184
Pool # SD5963, 6.0000%, 7/1/54 7,994,032 8,119,211
Pool # SD6041, 5.0000%, 8/1/54 32,653,974 31,821,556
Pool # RJ2302, 6.0000%, 9/1/54 39,624,109 40,397,680
FHLMC, REMIC
SOFR30A + 0.4645%, 5.4743%, 2/15/32
‡
13,097 12,978
SOFR30A + 0.7645%, 5.7743%, 3/15/32
‡
24,283 24,315
SOFR30A + 0.6145%, 5.6243%, 7/15/32
‡
5,106 5,129
SOFR30A + 0.5145%, 5.5243%, 1/15/33
‡
15,530 15,448
SOFR30A + 0.3645%, 5.3743%, 9/15/35
‡
11,680 11,607
SOFR30A + 0.7045%, 5.7143%, 10/15/37
‡
48,829 48,273
SOFR30A + 0.4145%, 5.4243%, 8/15/40
‡
13,649 13,701
SOFR30A + 0.6145%, 5.6243%, 9/15/40
‡
50,661 50,302
SOFR30A + 0.6645%, 5.6743%, 4/15/41
‡
177,673 176,411
SOFR30A + 1.1000%, 5.9568%, 7/25/54
‡
24,338,014 24,355,234
SOFR30A + 1.2000%, 6.0568%, 7/25/54
‡
88,994,918 89,429,001
SOFR30A + 1.1500%, 6.0068%, 8/25/54
‡
143,462,494 143,880,412
FHLMC, STRIPS
2.0000%, 1/25/51
(a)
15,617,698 2,074,624
2.0000%, 1/25/51
(a)
44,217,860 5,620,116
2.5000%, 1/25/51
(a)
39,653,735 6,155,449
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
15,466,016 14,652,550
3.5000%, 4/25/74 (144A) 21,970,094 20,713,510
FNMA , SOFR30A + 3.3000% , 8.1568% , 11/25/41 (144A)
‡
1,150,000 1,180,234
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 10,549 10,010
Pool # AS8207, 2.5000%, 10/1/31 12,062 11,454
Pool # BM1036, 2.5000%, 2/1/32 10,812 10,265
Pool # BO7717, 3.0000%, 11/1/34 53,023 50,062
Pool # BO5957, 3.0000%, 12/1/34 50,862 48,024
Pool # AB7563, 3.0000%, 1/1/43 181,547 162,313
Pool # AB9341, 3.0000%, 5/1/43 998,935 892,583
Pool # AL6842, 4.0000%, 5/1/45 673,799 636,848
Pool # AZ0869, 4.0000%, 7/1/45 572,586 540,585
Pool # BC0870, 3.5000%, 1/1/46 40,159 36,640
Pool # AS6811, 3.0000%, 3/1/46 1,519,374 1,337,850
Pool # AS7492, 4.0000%, 7/1/46 1,167,097 1,097,038
Pool # BD2453, 3.0000%, 1/1/47 75,396 66,740
Pool # AS8649, 3.0000%, 1/1/47 336,099 295,944

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BE3616, 4.0000%, 5/1/47 $ 269,425 $ 254,784
Pool # CA0108, 3.5000%, 8/1/47 119,426 109,776
Pool # MA3149, 4.0000%, 10/1/47 1,401,772 1,315,582
Pool # CA0706, 4.0000%, 11/1/47 6,235,767 5,851,926
Pool # BM3282, 3.5000%, 12/1/47 131,105 120,511
Pool # CA4646, 3.0000%, 2/1/48 455,418 404,481
Pool # BJ9181, 5.0000%, 5/1/48 1,302,867 1,287,153
Pool # CA1931, 4.5000%, 6/1/48 1,552,034 1,497,173
Pool # MA3415, 4.0000%, 7/1/48 1,698,919 1,592,611
Pool # BK9507, 4.0000%, 10/1/48 640,743 601,867
Pool # MA3521, 4.0000%, 11/1/48 2,006,647 1,881,082
Pool # BN3899, 4.0000%, 12/1/48 304,859 285,783
Pool # BN4541, 4.0000%, 2/1/49 945,765 886,585
Pool # FM1598, 4.0000%, 2/1/49 1,133,755 1,062,811
Pool # CA3372, 3.5000%, 4/1/49 16,998,541 15,456,048
Pool # MA3687, 4.0000%, 6/1/49 259,079 242,481
Pool # CA3683, 4.5000%, 6/1/49 119,990 115,699
Pool # MA3694, 4.5000%, 7/1/49 5,231 5,043
Pool # BO4113, 3.0000%, 8/1/49 95,158 82,105
Pool # BJ8459, 3.0000%, 8/1/49 111,976 96,616
Pool # BO1857, 4.5000%, 8/1/49 45,339 43,710
Pool # CA4035, 4.5000%, 8/1/49 191,691 184,834
Pool # BO2983, 3.0000%, 9/1/49 203,085 179,231
Pool # FM2318, 3.5000%, 9/1/49 1,989,798 1,809,239
Pool # FM1540, 4.0000%, 9/1/49 4,000,428 3,744,139
Pool # CA4185, 4.5000%, 9/1/49 197,931 190,852
Pool # FS2135, 4.0000%, 11/1/49 4,496,233 4,214,885
Pool # FM3447, 4.0000%, 11/1/49 391,623 367,115
Pool # BO9819, 4.5000%, 12/1/49 284,414 274,184
Pool # FM7479, 4.5000%, 1/1/50 6,741,969 6,503,654
Pool # MA3908, 4.5000%, 1/1/50 261,965 252,553
Pool # FM9138, 4.0000%, 3/1/50 1,370,084 1,284,352
Pool # FS0088, 4.0000%, 3/1/50 6,569,161 6,170,592
Pool # FM5036, 4.0000%, 3/1/50 3,367,526 3,156,805
Pool # CA5573, 4.0000%, 4/1/50 1,649,527 1,542,632
Pool # FM7840, 4.0000%, 4/1/50 26,288,071 24,603,950
Pool # BP1500, 3.0000%, 5/1/50 2,366,924 2,087,255
Pool # MA4026, 4.0000%, 5/1/50 3,719,024 3,477,024
Pool # MA4056, 4.0000%, 6/1/50 3,661,198 3,422,961
Pool # CA6382, 4.5000%, 7/1/50 1,052,803 1,012,554
Pool # FM5076, 4.0000%, 8/1/50 1,971,231 1,843,488
Pool # FM4738, 4.0000%, 9/1/50 19,355,107 18,095,653
Pool # FM4129, 4.0000%, 9/1/50 7,440,156 6,963,510
Pool # FM5350, 4.5000%, 9/1/50 14,560,672 14,037,546
Pool # FS6432, 3.5000%, 10/1/50 13,337,327 12,127,063
Pool # FS1578, 4.0000%, 10/1/50 6,688,401 6,269,830
Pool # FS5818, 4.5000%, 10/1/50 13,130,064 12,658,336
Pool # FS8681, 4.5000%, 10/1/50 31,179,399 30,077,270
Pool # CA7849, 4.5000%, 10/1/50 2,306,607 2,223,737
Pool # FS2713, 4.5000%, 10/1/50 4,138,614 3,992,323
Pool # FS5362, 4.5000%, 12/1/50 12,525,714 12,075,699
Pool # FM7725, 4.5000%, 12/1/50 1,344,033 1,292,908
Pool # FM7031, 4.0000%, 1/1/51 4,094,012 3,831,733

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FS8335, 4.5000%, 1/1/51 $ 33,371,092 $ 32,191,491
Pool # FS8709, 4.5000%, 1/1/51 20,917,240 20,177,858
Pool # FS9239, 4.5000%, 1/1/51 27,153,487 26,193,667
Pool # FM7460, 4.0000%, 3/1/51 119,408,831 111,759,013
Pool # FS2548, 4.0000%, 3/1/51 331,772 310,517
Pool # FS2546, 4.0000%, 3/1/51 172,907 162,088
Pool # FS6382, 4.0000%, 8/1/51 23,638,123 22,158,987
Pool # FS7225, 4.0000%, 8/1/51 25,268,290 23,687,147
Pool # FS6662, 4.0000%, 10/1/51 11,764,784 11,011,084
Pool # FS1133, 4.0000%, 10/1/51 129,155,300 120,881,084
Pool # FS4781, 4.0000%, 10/1/51 25,265,105 23,646,519
Pool # FS3001, 4.0000%, 10/1/51 2,413,617 2,258,991
Pool # FS5028, 4.0000%, 10/1/51 22,950,465 21,480,165
Pool # CB2681, 3.5000%, 1/1/52 1,981,309 1,801,485
Pool # FS5048, 3.5000%, 1/1/52 54,400,402 49,463,966
Pool # CB2907, 3.5000%, 2/1/52 5,049,822 4,591,109
Pool # BV5379, 3.0000%, 4/1/52 3,815,870 3,335,467
Pool # BV8485, 3.5000%, 4/1/52 1,040,695 944,410
Pool # BV8484, 3.5000%, 4/1/52 1,120,433 1,017,631
Pool # BV5393, 3.5000%, 4/1/52 3,436,328 3,121,039
Pool # BV4203, 3.5000%, 4/1/52 1,138,941 1,034,525
Pool # BV5394, 3.5000%, 4/1/52 3,149,533 2,858,137
Pool # FS1869, 3.5000%, 4/1/52 4,615,517 4,191,685
Pool # FS1640, 4.0000%, 4/1/52 2,431,023 2,273,720
Pool # BV6879, 4.5000%, 4/1/52 448,637 427,138
Pool # BW0081, 4.5000%, 4/1/52 233,640 222,408
Pool # BV7632, 4.5000%, 4/1/52 530,063 504,662
Pool # BW0072, 4.5000%, 4/1/52 204,127 194,313
Pool # BV7132, 4.5000%, 4/1/52 257,174 244,810
Pool # BV7131, 4.5000%, 4/1/52 131,455 125,138
Pool # BV8544, 3.5000%, 5/1/52 3,403,174 3,088,059
Pool # FS1666, 3.5000%, 5/1/52 21,203,618 19,254,898
Pool # BW0343, 4.5000%, 5/1/52 712,053 677,820
Pool # FS7613, 4.5000%, 5/1/52 12,530,479 12,080,293
Pool # CB3837, 3.5000%, 6/1/52 19,957,408 18,120,137
Pool # FS2144, 3.5000%, 6/1/52 11,436,990 10,393,268
Pool # FS7541, 4.0000%, 6/1/52 13,946,875 13,053,381
Pool # BW2174, 4.5000%, 6/1/52 11,893,599 11,318,414
Pool # BT8185, 4.5000%, 6/1/52 21,180,694 20,157,641
Pool # CB4076, 3.5000%, 7/1/52 2,918,636 2,649,948
Pool # CB4329, 3.5000%, 7/1/52 491,751 446,836
Pool # BW0972, 4.5000%, 7/1/52 2,014,562 1,921,926
Pool # CB4320, 3.5000%, 8/1/52 971,486 881,977
Pool # BW6314, 5.5000%, 8/1/52 5,034,889 5,041,624
Pool # CB4630, 5.5000%, 9/1/52 12,190,562 12,162,337
Pool # BX0984, 4.5000%, 10/1/52 15,803,870 15,033,179
Pool # CB5580, 4.5000%, 10/1/52 34,200,567 32,525,224
Pool # FS3246, 5.5000%, 11/1/52 4,908,116 4,935,853
Pool # BX0421, 5.5000%, 11/1/52 11,929,383 11,940,859
Pool # BX0804, 5.5000%, 11/1/52 1,165,031 1,167,050
Pool # BX0419, 5.5000%, 11/1/52 5,609,625 5,594,650
Pool # BW7489, 6.0000%, 11/1/52 978,063 989,307
Pool # FS8486, 4.5000%, 12/1/52 7,939,416 7,550,497

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BX0130, 6.0000%, 12/1/52 $ 1,374,545 $ 1,390,346
Pool # BT8051, 5.5000%, 1/1/53 1,419,969 1,427,720
Pool # BX5075, 6.0000%, 1/1/53 9,860,538 9,973,894
Pool # BX6266, 6.0000%, 1/1/53 7,865,289 7,951,868
Pool # BX3248, 6.0000%, 1/1/53 3,190,519 3,227,197
Pool # FS3661, 6.0000%, 1/1/53 7,937,452 8,028,700
Pool # BX6124, 6.5000%, 1/1/53 4,934,351 5,105,382
Pool # BW7371, 5.5000%, 2/1/53 31,083,608 31,247,335
Pool # BX4791, 5.5000%, 2/1/53 3,816,389 3,783,603
Pool # BX6955, 6.0000%, 2/1/53 2,925,426 2,954,910
Pool # BX7685, 6.0000%, 2/1/53 2,131,459 2,154,754
Pool # BX4784, 5.0000%, 3/1/53 3,312,316 3,218,120
Pool # BX5986, 5.5000%, 3/1/53 5,051,901 5,070,233
Pool # BX8072, 5.5000%, 3/1/53 1,900,666 1,903,664
Pool # BX8700, 5.5000%, 3/1/53 3,770,949 3,781,847
Pool # BX9326, 5.5000%, 3/1/53 4,533,941 4,541,093
Pool # BX9422, 5.5000%, 3/1/53 4,240,990 4,218,369
Pool # BX7860, 5.5000%, 3/1/53 1,487,370 1,489,817
Pool # BX4782, 5.5000%, 3/1/53 4,688,117 4,647,842
Pool # BX4785, 5.5000%, 3/1/53 8,110,631 8,047,615
Pool # BY0905, 6.0000%, 3/1/53 2,733,184 2,765,627
Pool # BX8585, 6.0000%, 3/1/53 3,268,766 3,296,136
Pool # FS4190, 5.0000%, 4/1/53 28,737,246 28,026,792
Pool # BY0782, 5.5000%, 4/1/53 753,120 754,257
Pool # BX4837, 5.5000%, 4/1/53 2,643,352 2,622,487
Pool # BX4825, 5.5000%, 4/1/53 3,195,165 3,170,142
Pool # BX4852, 6.0000%, 4/1/53 2,005,668 2,022,132
Pool # BX4826, 6.0000%, 4/1/53 1,732,635 1,746,858
Pool # BX8340, 6.0000%, 4/1/53 4,532,963 4,585,280
Pool # BX4838, 6.0000%, 4/1/53 2,427,831 2,447,760
Pool # BY0251, 6.0000%, 4/1/53 1,249,044 1,263,460
Pool # BY0330, 5.0000%, 5/1/53 2,787,318 2,708,052
Pool # BX4859, 5.0000%, 5/1/53 1,531,522 1,487,968
Pool # BY0332, 5.5000%, 5/1/53 2,131,279 2,112,706
Pool # BX4855, 5.5000%, 5/1/53 2,047,362 2,031,201
Pool # BY0866, 5.5000%, 5/1/53 721,090 722,130
Pool # BY1896, 5.5000%, 5/1/53 1,389,541 1,391,544
Pool # BY0333, 5.5000%, 5/1/53 4,183,592 4,150,569
Pool # BY0334, 6.0000%, 5/1/53 12,209,312 12,363,680
Pool # BY0540, 6.0000%, 5/1/53 5,868,159 5,920,346
Pool # BY0336, 6.0000%, 5/1/53 5,347,327 5,391,222
Pool # BY0335, 6.0000%, 5/1/53 4,285,684 4,313,768
Pool # BY0337, 6.5000%, 5/1/53 7,401,993 7,613,950
Pool # BY0338, 6.5000%, 5/1/53 2,498,123 2,564,474
Pool # BY0327, 6.5000%, 5/1/53 1,537,310 1,569,037
Pool # FS5772, 5.0000%, 6/1/53 27,338,767 26,604,776
Pool # BY0350, 5.0000%, 6/1/53 5,661,720 5,500,946
Pool # BY0356, 5.5000%, 6/1/53 3,449,348 3,421,693
Pool # BY0360, 5.5000%, 6/1/53 1,452,829 1,439,989
Pool # BY0351, 6.0000%, 6/1/53 4,228,337 4,263,046
Pool # BY0357, 6.0000%, 6/1/53 3,028,742 3,053,604
Pool # BY0387, 6.0000%, 6/1/53 2,704,868 2,727,072
Pool # BY0361, 6.5000%, 6/1/53 1,754,269 1,791,132

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FS5341, 5.5000%, 7/1/53 $ 42,240,143 $ 42,031,985
Pool # BY4134, 5.5000%, 7/1/53 12,353,195 12,286,353
Pool # CB6689, 5.5000%, 7/1/53 69,099,613 68,549,889
Pool # FS9027, 5.5000%, 7/1/53 49,795,003 49,843,238
Pool # FS5067, 6.0000%, 7/1/53 30,413,751 30,957,377
Pool # FS6355, 5.0000%, 8/1/53 55,750,102 54,314,570
Pool # BY8533, 6.5000%, 8/1/53 2,373,866 2,441,563
Pool # FS8881, 4.5000%, 9/1/53 45,074,993 43,455,570
Pool # FS5655, 5.0000%, 9/1/53 18,881,259 18,395,077
Pool # CB7112, 5.5000%, 9/1/53 21,425,420 21,477,683
Pool # DA1456, 5.5000%, 9/1/53 7,220,735 7,181,109
Pool # BY5913, 5.5000%, 9/1/53 2,369,101 2,375,830
Pool # DA0026, 6.0000%, 9/1/53 9,953,789 10,092,524
Pool # DA1468, 6.0000%, 9/1/53 7,951,477 8,078,455
Pool # DA0036, 6.5000%, 9/1/53 4,173,341 4,274,858
Pool # DA3522, 5.5000%, 10/1/53 941,035 935,847
Pool # FS6737, 5.5000%, 10/1/53 44,497,209 44,270,735
Pool # DA1511, 5.5000%, 10/1/53 2,700,741 2,685,850
Pool # DA3538, 6.0000%, 10/1/53 2,626,459 2,663,067
Pool # FS6088, 6.0000%, 10/1/53 44,597,306 44,963,395
Pool # DA1525, 6.0000%, 10/1/53 20,112,127 20,392,448
Pool # DA3549, 6.5000%, 10/1/53 5,452,295 5,628,142
Pool # DA5019, 6.5000%, 11/1/53 6,759,298 6,952,059
Pool # DA5072, 6.5000%, 11/1/53 6,173,261 6,323,427
Pool # FS6236, 6.5000%, 11/1/53 14,684,882 15,050,442
Pool # FS7014, 5.5000%, 1/1/54 16,601,175 16,522,530
Pool # FS7117, 6.5000%, 2/1/54 15,777,217 16,169,970
Pool # CB8119, 5.0000%, 3/1/54 41,771,127 40,695,312
Pool # FS7397, 6.0000%, 3/1/54 10,074,936 10,232,700
Pool # CB8312, 5.0000%, 4/1/54 28,142,762 27,425,344
Pool # DB3056, 5.5000%, 5/1/54 1,710,426 1,712,539
Pool # DB4017, 6.0000%, 5/1/54 9,296,685 9,393,148
Pool # CB8543, 6.0000%, 5/1/54 38,170,890 38,916,091
Pool # FS8308, 5.0000%, 6/1/54 41,571,674 40,500,995
Pool # CB8694, 6.0000%, 6/1/54 39,370,987 40,588,239
Pool # FS8993, 6.0000%, 7/1/54 95,666,032 96,652,329
Pool # FS8717, 6.0000%, 7/1/54 17,699,813 17,883,468
Pool # BU4910, 5.5000%, 9/1/54 19,452,793 19,434,939
Pool # FS9116, 6.0000%, 9/1/54 21,921,468 22,243,409
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 145,038 129,583
Pool # AB6280, 3.0000%, 9/1/42 222,598 198,645
Pool # MA1229, 3.0000%, 10/1/42 164,284 146,865
Pool # MA1327, 3.0000%, 1/1/43 283,589 253,072
Pool # AR9225, 3.0000%, 3/1/43 365,598 326,066
Pool # MA1447, 3.0000%, 5/1/43 85,309 76,085
Pool # AS8547, 3.0000%, 11/1/46 74,164 65,183
Pool # BF0167, 3.0000%, 2/1/57 1,501,720 1,273,426
Pool # BF0646, 2.5000%, 6/1/62 43,839,596 35,862,752
Pool # BF0698, 3.5000%, 12/1/62 38,735,931 34,311,269
Pool # BF0713, 4.0000%, 3/1/63 25,121,592 23,089,178
Pool # BF0731, 2.5000%, 6/1/63 17,042,239 13,950,112

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC
3.0000%, 7/25/28 $ 358,880 $ 348,462
SOFR30A + 0.5145%, 5.3713%, 4/25/32
‡
21,697 21,514
SOFR30A + 0.6645%, 5.5213%, 4/25/32
‡
9,717 9,694
SOFR30A + 0.6145%, 5.4713%, 9/25/33
‡
15,242 15,158
SOFR30A + 0.4145%, 5.2713%, 10/25/35
‡
18,183 17,970
SOFR30A + 0.4645%, 5.3213%, 4/25/36
‡
65,324 64,526
SOFR30A + 0.6345%, 5.4913%, 9/25/37
‡
17,333 17,263
SOFR30A + 0.5145%, 5.3713%, 9/25/40
‡
8,494 8,443
SOFR30A + 53.7407%, 0.0000%, 10/25/40
‡
41,248 55,436
SOFR30A + 0.5445%, 5.4013%, 11/25/40
‡
11,677 11,591
SOFR30A + 0.5145%, 5.3713%, 9/25/42
‡
8,772 8,633
SOFR30A + 0.4645%, 5.3213%, 10/25/42
‡
108,275 105,876
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 248,144
SOFR30A + 0.6145%, 5.4713%, 2/25/43
‡
29,809 29,535
SOFR30A + 0.8000%, 5.6568%, 9/25/52
‡
9,760,031 9,578,338
SOFR30A + 1.1000%, 5.9568%, 9/25/54
‡
28,442,630 28,348,618
3.5000%, 1/25/61
(a)
20,563,662 4,377,224
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
376,104,255 298,156,648
2.5000%, TBA, 30 Year Maturity
(b)
1,422,404,877 1,177,601,886
3.0000%, TBA, 30 Year Maturity
(b)
554,920,354 477,659,903
3.5000%, TBA, 30 Year Maturity
(b)
110,300,000 98,635,113
5.0000%, TBA, 30 Year Maturity
(b)
94,802,448 92,084,272
5.5000%, TBA, 30 Year Maturity
(b)
135,400,000 134,078,767
6.0000%, TBA, 30 Year Maturity
(b)
41,015,554 41,271,081
FREMF Mortgage Trust
SOFR30A + 6.1145%, 11.2778%, 9/25/29 (144A)
‡
789,970 750,430
0.0000%, 11/25/49 (144A)
¤
12,984,746 12,823,751
0.1000%, 11/25/49 (144A)
(a)
24,160,154 944
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.3004%, 8/16/29
‡
6,736 6,760
CME Term SOFR 1 Month + 0.5145%, 5.2736%, 7/20/34
‡
31,830 31,557
CME Term SOFR 1 Month + 0.4145%, 5.2004%, 8/16/34
‡
23,680 23,425
CME Term SOFR 1 Month + 0.3145%, 5.0736%, 6/20/35
‡
18,805 18,488
CME Term SOFR 1 Month + 0.2645%, 5.0236%, 8/20/35
‡
22,461 22,013
CME Term SOFR 1 Month + 0.4145%, 5.1736%, 4/20/37
‡
8,280 8,152
CME Term SOFR 1 Month + 0.4245%, 5.1836%, 6/20/37
‡
22,803 22,484
CME Term SOFR 1 Month + 0.4345%, 5.1936%, 7/20/37
‡
34,907 34,309
CME Term SOFR 1 Month + 0.6145%, 5.3736%, 10/20/37
‡
11,449 11,328
CME Term SOFR 1 Month + 0.6145%, 5.3736%, 10/20/37
‡
27,813 27,384
CME Term SOFR 1 Month + 0.6145%, 5.3736%, 2/20/38
‡
22,666 22,519
CME Term SOFR 1 Month + 0.6145%, 5.3736%, 2/20/38
‡
45,645 45,350
CME Term SOFR 1 Month + 0.7145%, 5.5004%, 1/16/40
‡
7,871 7,850
CME Term SOFR 1 Month + 0.4645%, 5.2236%, 6/20/40
‡
458 454
CME Term SOFR 1 Month + 0.5445%, 5.3304%, 10/16/40
‡
29,934 29,776
0.0000%, 5/16/41
¤
3,720,125 2,854,388
CME Term SOFR 1 Month + 0.4145%, 5.1736%, 7/20/41
‡
14,202 14,104
SOFR30A + 1.3000%, 6.1903%, 8/20/53
‡
7,327,723 7,375,165
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 1,034,829 1,000,761
Pool # MA5192, 4.0000%, 5/20/48 242,086 227,486
Pool # MA5264, 4.0000%, 6/20/48 814,901 765,754
Pool # BF6874, 4.5000%, 7/20/48 130,729 125,960

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
14 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year - (continued)
Pool # BK5879, 4.5000%, 11/20/48 $ 144,772 $ 138,764
Pool # BK6072, 5.0000%, 1/20/49 9,499 9,360
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 149,270 137,618
Pool # MA5866, 4.0000%, 4/20/49 150,493 139,027
GNMA II, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
(b)
25,296,414 21,437,825
3.0000%, TBA, 30 Year Maturity
(b)
175,024,962 153,514,044
3.5000%, TBA, 30 Year Maturity
(b)
49,076,377 44,335,550
4.0000%, TBA, 30 Year Maturity
(b)
107,413,688 99,980,661
4.5000%, TBA, 30 Year Maturity
(b)
242,461,488 231,355,540
5.0000%, TBA, 30 Year Maturity
(b)
107,946,194 105,387,977
Homeward Opportunities Fund Trust , 7.1200% , 7/25/29 (144A)
Ç
17,261,000 17,394,809
Imperial Fund Mortgage Trust , 5.9410% , 2/25/68 (144A)
Ç
3,642,296 3,633,942
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
3,995,237 3,977,981
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.1021%, 10/25/57 (144A)
‡
11,366,745 11,535,265
CME Term SOFR 1 Month + 2.6145%, 7.3521%, 10/25/57 (144A)
‡
2,251,796 2,292,239
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
530,931 466,114
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
12,300,000 12,343,517
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,390,155
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,356,602
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,064,353
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,851,186
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,232,245
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
9,020,508 8,735,932
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
5.7194% , 4/15/38 (144A)
‡
2,623,867 2,616,132
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,774,153
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,704,137
2.4850%, 10/25/51 (144A)
‡
2,600,000 2,199,757
3.7500%, 3/25/54 (144A)
Ç
2,837,084 2,742,854
4.2415%, 12/25/64 (144A)
‡
8,351,000 7,846,471
Rain City Mortgage Trust , 6.5300% , 11/25/29 (144A)
‡
4,800,000 4,795,692
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
6,939,124 6,989,339
6.0470%, 8/25/44 (144A)
Ç
12,042,581 12,065,457
5.1580%, 10/25/44 (144A)
Ç
15,610,788 15,450,287
5.4896%, 11/25/44
Ç
7,329,000 7,287,034
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 4,122,271 4,149,175
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
8,577,204 8,621,509
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,364,324
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,339,630
6.6030%, 4/25/54 (144A)
Ç
3,027,877 3,036,454
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
713,525 619,873
4.0000%, 9/25/49 (144A)
‡
91,349 83,383

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 5.9982% , 11/15/38 (144A)
‡
$ 4,784,314 $ 4,748,591
Toorak Mortgage Trust , 6.3290% , 10/25/31 (144A)
Ç
12,596,000 12,595,961
Verus Securitization Trust , 5.0950% , 9/25/69 (144A)
‡
3,250,000 3,227,903
Total Mortgage-Backed Securities (cost $7,280,159,970) 7,188,654,816
Investment Companies - 4.3%
Money Market Funds - 4.3%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $199,745,278) 199,705,337 199,745,278
Total Investments (total cost $ 7,991,080,905 ) - 168.1% 7,901,303,905
Liabilities, net of Cash, Receivables and Other Assets - (68.1%) (3,202,190,285)
Net Assets - 100.0% $4,699,113,620
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,899,302,194 100.0%
Cayman Islands 2,001,711 0.0
Total $ 7,901,303,905 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (36.2)%
Mortgage-Backed Securities - (36.2)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
$ (667,875,155) $ (617,296,970)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(15,442,390) (14,663,414)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
(434,302,448) (421,850,128)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(446,370,193) (442,014,513)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(192,870,000) (194,071,580)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
(1,829,000) (1,866,714)
GNMA II, Single Family, 30 Year, 6.5000%, TBA, 30 Year Maturity
(b)
(9,700,000) (9,859,856)
Total Securities Sold Short (proceeds $1,725,506,303) $ (1,701,623,175)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (1,701,623,175) 100.0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
16 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2024.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 4.3%
Money Market Funds - 4.3%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ 91,443,297 $ 3,189,487,800 $ (3,081,201,182) $ 15,362 $ 1 $ 199,745,278 199,705,337 $ 6,259,590
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.7452%
∞
– 210,000 (210,000) – – – – 397
Δ
Total Affiliated Investments
- 4.3% $91,443,297 $3,189,697,800 $(3,081,411,182) $15,362 $1 $199,745,278 $6,259,987
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 11,442 12/31/24 $ 1,226,975,719 $ (26,121,248)
Total - Futures Long (26,121,248)
Futures Short:
U.S. Treasury 10 Year Notes 305 12/19/24 (33,692,969) 524,836
U.S. Treasury 10 Year Ultra Bonds 4,038 12/19/24 (459,322,500) 7,818,078
U.S. Treasury 2 Year Notes 1,184 12/31/24 (243,839,249) 2,237,021
U.S. Treasury Ultra Bonds 795 12/19/24 (99,871,875) 6,358,768
Total - Futures Short 16,938,703
Total $(9,182,545)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.43-V1, Fixed Rate of 5.00% Paid Quarterly 12/20/29 $ 150,000,000 $ (10,612,221) $ (689,896) $ (11,302,117)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $— $16,938,703 $16,938,703
Total Asset Derivatives $— $16,938,703 $16,938,703
Liability Derivatives:
*
Swaps - centrally cleared 689,896 — 689,896
*
Futures contracts — 26,121,248 26,121,248
Total Liability Derivatives $689,896 $26,121,248 $26,811,144
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(8,799,127) $(8,799,127)
Swap contracts 394,828 — 394,828
Total $394,828 $(8,799,127) $(8,404,299)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(17,125,740) $(17,125,740)
Swap contracts (689,896) — (689,896)
Total $(689,896) $(17,125,740) $(17,815,636)
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2024
Futures contracts:
Average notional amount of contracts - long $723,469,119
Average notional amount of contracts - short 731,760,404
Credit default swaps:
Average notional amount - buy protection 29,166,667

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
18 October 31, 2024
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
STRIPS Separate Trading of Registered Interest and Principal of Securities
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $870,380,199 which represents 18.5% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 19
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 503,710,685 $ — $ 503,710,685
Corporate Bond — 9,193,126 — 9,193,126
Mortgage-Backed Securities — 7,188,654,816 — 7,188,654,816
Investment Companies — 199,745,278 — 199,745,278
Total Investments in Securities $ — $ 7,901,303,905 $ — $ 7,901,303,905
Other Financial Instruments
(a)
:
Futures Contracts $ 16,938,703 $ — $ — $ 16,938,703
Total Assets $ 16,938,703 $ 7,901,303,905 $ — $ 7,918,242,608
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 1,701,623,175 $ — $ 1,701,623,175
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 689,896 $ — $ 689,896
Futures Contracts 26,121,248 — — 26,121,248
Total Liabilities $ 26,121,248 $ 1,702,313,071 $ — $ 1,728,434,319
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2024
20 October 31, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $7,791,335,627) $ 7,701,558,627
Affiliated investments, at value (cost $199,745,278) 199,745,278
Cash 38,606,595
Due from broker for centrally cleared swaps 8,059,738
Due from broker for futures 7,470,000
Receivable for variation margin on swaps 1,337,068
Receivables:
TBA investments sold 2,548,160,308
Fund units sold 14,615,930
Interest 16,216,482
Total Assets 10,535,770,026
Liabilities:
TBA sales commitments, at value (proceeds $1,725,506,303) 1,701,623,175
Payable for variation margin on futures contracts 746,582
Payables:
Investments purchased 268,444,738
TBA investments purchased 3,864,988,725
Management fees 853,186
Total Liabilities 5,836,656,406
Commitments and contingent liabilities
Net Assets $ 4,699,113,620
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 4,834,544,551
Total distributable earnings (loss) (135,430,931)
Total Net Assets $ 4,699,113,620
Net Assets $ 4,699,113,620
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 104,500,000
Net Asset Value Per Share $ 44 .97

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 211,934,440
Dividends from affiliates 6,259,590
Affiliated securities lending income, net     397
Unaffiliated securities lending income, net 101
Total Investment Income 218,194,528
Expenses:
Management Fees 8,541,656
Total Expenses 8,541,656
Net Investment Income/(Loss) 209,652,872
Net Realized Gain/(Loss) on Investments:
Investments $ 13,614,301
Investments in affiliates 15,362
TBA sales commitments 80,957,225
Futures contracts (8,799,127)
Swap contracts 394,828
Total Net Realized Gain/(Loss) on Investments $ 86,182,589
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 40,904,702
Investments in affiliates 1
TBA sales commitments 16,567,210
Futures contracts (17,125,740)
Swap contracts (689,896)
Total Change in Unrealized Net Appreciation/Depreciation $ 39,656,277
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 335,491,738

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
22 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 209,652,872 $ 62,648,064
Net realized gain/(loss) on investments 86,182,589 (79,203,514)
Change in unrealized net appreciation/depreciation 39,656,277 (57,824,243)
Net Increase/(Decrease) in Net Assets Resulting from Operations 335,491,738 (74,379,693)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (194,947,817) (53,878,171)
Net Decrease from Dividends and Distributions to Shareholders (194,947,817) (53,878,171)
Capital Share Transactions 2,552,451,886 1,357,772,676
Net Increase/(Decrease) in Net Assets 2,692,995,807 1,229,514,812
Net Assets: — —
Beginning of Year   2,006,117,813 776,603,001
End of Year $ 4,699,113,620 $ 2,006,117,813

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $42.17 $44.25 $52.94 $53.58 $52.62
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.42 2.18 0.92 0.66 1.22
Net realized and unrealized gain/(loss) 2.68 (2.33) (8.73) (0.19) 1.51
Total from Investment Operations 5.10 (0.15) (7.81) 0.47 2.73
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.30) (1.93) (0.88) (1.00) (1.77)
Distributions (from capital gains) — — — (0.11) —
Total Dividends and Distributions (2.30) (1.93) (0.88) (1.11) (1.77)
Net Asset Value, End of Period $44.97 $42.17 $44.25 $52.94 $53.58
Total Return 12.23% (0.57)% (14.89)% 0.88% 5.30%
(2)
Net assets, End of Period (in thousands) $4,699,114 $2,006,118 $776,603 $848,374 $578,645
Ratios to Average Net Assets
Ratio of Gross Expenses 0.22% 0.26% 0.28% 0.28% 0.32%
Ratio of Net Investment Income/(Loss) 5.37% 4.83% 1.86% 1.24% 2.31%
Portfolio Turnover Rate
(3)(4)
57% 48% 143% 162% 300%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
24 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger,

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
26 October 31, 2024
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
28 October 31, 2024
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
30 October 31, 2024
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
32 October 31, 2024
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2024.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions,
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2025. The previous expense limit for the period from February 28, 2023 through February 29, 2024 was 0.28%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement
of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
34 October 31, 2024
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2024, capital loss carryovers of $66,327,039 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2024 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$32,564,286 $— $(98,181,973) $— $23,883,128 $(93,696,372)
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(65,747,253) $(32,434,720) $(98,181,973)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$7,995,000,277 $23,126,552 $(116,822,924) $(93,696,372)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(1,745,990,965) $23,883,128 $— $23,883,128
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$194,947,817 $— $— $—

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended  October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$53,878,171 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 57,325,000 $ 2,570,805,671 31,300,000 $ 1,414,619,295
Shares repurchased (400,000) (18,353,785) (1,275,000) (56,846,619)
Net Increase/(Decrease) 56,925,000 $ 2,552,451,886 30,025,000 $ 1,357,772,676
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,643,813,958 $2,136,631,562 $— $—

Janus Henderson Mortgage-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
36 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mortgage-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mortgage-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mortgage-Backed Securities ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 37
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Qualified Interest Income Percentage 100.00%

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
38 October 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93085 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 99.7%
37 Capital CLO 4 Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1000%,
6.7559%, 1/15/34 (144A)
‡
$ 12,000,000 $ 11,950,372
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 6.8059%,
10/15/36 (144A)
‡
13,000,000 13,005,950
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
6.0259%, 1/15/35 (144A)
‡
25,500,000 25,515,004
AB BSL CLO 3 Ltd. 2021-3A A, CME Term SOFR 3 Month + 1.4516%, 6.0690%,
10/20/34 (144A)
‡
20,000,000 20,009,814
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.0290%,
12/2/34 (144A)
‡
80,390,000 80,442,101
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.0090%,
1/20/35 (144A)
‡
31,341,220 31,404,523
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 5.9474%,
1/21/35 (144A)
‡
146,048,000 146,360,221
AGL CLO 20 Ltd. 2022-20A A2R, CME Term SOFR 3 Month + 1.5900%,
6.2074%, 10/20/37 (144A)
‡
22,500,000 22,499,458
AGL CLO 21 Ltd. 2022-21A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9774%,
10/21/37 (144A)
‡
89,750,000 89,752,657
AGL CLO 30 Ltd. 2024-30RA A1, CME Term SOFR 3 Month + 1.5300%, 6.1474%,
4/21/37 (144A)
‡
50,000,000 50,113,960
AGL CLO 30 Ltd. 2024-30RA A2, CME Term SOFR 3 Month + 1.7300%,
6.3474%, 4/21/37 (144A)
‡
10,000,000 10,055,609
AGL CLO 9 Ltd. 2020-9A AJR, CME Term SOFR 3 Month + 1.7300%, 6.3474%,
4/20/37 (144A)
‡
33,250,000 33,392,253
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
6.0774%, 7/20/37 (144A)
‡
190,000,000 190,523,203
AIMCO CLO 10 Ltd. 2019-10A ARR, CME Term SOFR 3 Month + 1.4100%,
6.0416%, 7/22/37 (144A)
‡
30,000,000 30,093,837
Allegany Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3000%,
5.9174%, 1/20/35 (144A)
‡
27,000,000 27,006,971
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 6.2675%,
10/15/34 (144A)
‡
6,875,000 6,881,406
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
6.6059%, 1/15/37 (144A)
‡
8,000,000 8,049,612
Anchorage Capital CLO 13 LLC 2019-13A AR, CME Term SOFR 3 Month +
1.3616%, 6.0175%, 4/15/34 (144A)
‡
43,955,000 44,024,198
Anchorage Capital CLO 18 Ltd. 2021-18A A1, CME Term SOFR 3 Month +
1.4116%, 6.0675%, 4/15/34 (144A)
‡
33,825,000 33,849,263
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month + 1.4716%,
6.1275%, 10/15/34 (144A)
‡
27,000,000 27,049,135
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 6.3059%, 7/15/37 (144A)
‡
18,000,000 17,996,256
Apidos CLO XLVII Ltd. 2024-47A A2, CME Term SOFR 3 Month + 1.7000%,
6.3172%, 4/26/37 (144A)
‡
10,000,000 10,049,971
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%, 6.0464%,
10/24/34 (144A)
‡
18,630,000 18,631,628
Apidos CLO XXXV 2021-35A A, CME Term SOFR 3 Month + 1.3116%, 5.9290%,
4/20/34 (144A)
‡
59,274,687 59,314,946
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%,
10/24/36 (144A)
‡
253,955,000 253,950,962
Ares LIII CLO Ltd. 2019-53A A2R, CME Term SOFR 3 Month + 1.5000%,
6.1348%, 10/24/36 (144A)
‡
13,000,000 12,999,935
Ares LIX CLO Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.2916%, 5.9175%,
4/25/34 (144A)
‡
25,000,000 25,028,258

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.8959%, 7/25/36 (144A)
‡
$ 32,375,000 $ 32,444,745
Ares Loan Funding IV Ltd. 2023-ALF4A A1, CME Term SOFR 3 Month + 1.7500%,
6.4059%, 10/15/36 (144A)
‡
47,650,000 47,909,993
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
6.0259%, 10/15/37 (144A)
‡
39,250,000 39,248,681
Ares LVI CLO Ltd. 2020-56A AR, CME Term SOFR 3 Month + 1.4216%, 6.0475%,
10/25/34 (144A)
‡
16,000,000 16,030,501
Ares LVII CLO Ltd. 2020-57A AR, CME Term SOFR 3 Month + 1.4116%, 6.0375%,
1/25/35 (144A)
‡
15,000,000 15,022,374
Ares LVIII CLO Ltd. 2020-58A AR, CME Term SOFR 3 Month + 1.3300%,
5.9859%, 1/15/35 (144A)
‡
25,000,000 25,040,297
Ares LXI CLO Ltd. 2021-61A A2R, CME Term SOFR 3 Month + 1.7300%,
6.3474%, 4/20/37 (144A)
‡
19,900,000 20,016,491
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
6.0159%, 10/24/39 (144A)
‡
42,000,000 42,094,840
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
6.3559%, 4/15/36 (144A)
‡
17,500,000 17,587,866
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%,
6.3759%, 7/25/34 (144A)
‡
18,000,000 18,085,120
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
6.5759%, 10/25/35 (144A)
‡
24,500,000 24,599,544
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%, 6.3174%,
4/20/37 (144A)
‡
30,000,000 30,150,000
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
6.2359%, 7/15/36 (144A)
‡
24,500,000 24,580,698
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
6.3591%, 10/15/36 (144A)
‡
22,500,000 22,550,758
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
5.9875%, 4/15/34 (144A)
‡
28,120,000 28,153,404
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
6.0523%, 7/18/37 (144A)
‡
41,500,000 41,627,866
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 6.2674%,
4/20/37 (144A)
‡
50,000,000 50,365,695
Atlas Senior Loan Fund XVII Ltd. 2021-17A A, CME Term SOFR 3 Month +
1.4616%, 6.0790%, 10/20/34 (144A)
‡
50,000,000 50,092,130
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 6.5058%,
10/16/37 (144A)
‡
35,200,000 35,153,191
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 6.2373%, 7/16/37
(144A)
‡
47,250,000 47,195,941
Bain Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%,
6.3973%, 4/16/37 (144A)
‡
15,000,000 15,019,856
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month + 1.9500%,
6.5674%, 10/20/36 (144A)
‡
20,000,000 20,080,310
Bain Capital Credit CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.1500%,
6.7674%, 10/21/36 (144A)
‡
13,150,000 13,239,445
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 6.2259%, 7/25/37 (144A)
‡
15,040,000 15,100,725
Balboa Bay Loan Funding Ltd. 2020-1A A1RR, CME Term SOFR 3 Month +
1.2900%, 0.0000%, 10/20/35 (144A)
‡
55,000,000 55,009,790
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 0.0000%, 10/20/35 (144A)
‡
16,000,000 16,002,848
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
6.6791%, 7/20/37 (144A)
‡
65,400,000 65,592,191

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
5.9474%, 4/20/35 (144A)
‡
$ 25,000,000 $ 25,043,153
Ballyrock CLO 25 Ltd. 2023-25A A1B, CME Term SOFR 3 Month + 1.9500%,
6.5759%, 1/25/36 (144A)
‡
9,000,000 9,024,217
Ballyrock CLO 27 Ltd. 2024-27A A1A, CME Term SOFR 3 Month + 1.3500%,
6.2118%, 10/25/37 (144A)
‡
19,120,000 19,129,185
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 5.9475%,
7/15/32 (144A)
‡
74,076,997 74,221,424
Barings CLO Ltd. 2018-4A A1R, CME Term SOFR 3 Month + 1.1500%, 5.8059%,
10/15/30 (144A)
‡
46,238,706 46,351,741
Barings CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5900%, 6.2321%,
10/20/37 (144A)
‡
8,250,000 8,251,402
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
5.8054%, 1/20/35 (144A)
‡
74,219,313 74,232,227
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
6.4374%, 4/20/37 (144A)
‡
12,000,000 12,028,028
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
6.5091%, 1/17/33 (144A)
‡
7,500,000 7,519,791
Battalion CLO XXI Ltd. 2021-21A A, CME Term SOFR 3 Month + 1.4416%,
6.0975%, 7/15/34 (144A)
‡
14,225,000 14,241,374
Beechwood Park CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.3000%,
5.9474%, 1/17/35 (144A)
‡
70,000,000 69,960,275
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
6.1475%, 1/17/35 (144A)
‡
10,000,000 10,014,139
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 6.0690%, 7/20/34 (144A)
‡
24,515,000 24,531,719
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1R, CME Term SOFR 3 Month +
1.5300%, 6.1474%, 7/20/37 (144A)
‡
60,240,000 60,675,577
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 6.6116%, 10/15/37 (144A)
‡
100,000,000 100,263,790
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 6.0459%, 7/15/37 (144A)
‡
37,500,000 37,529,640
Benefit Street Partners CLO XV Ltd. 2018-15A A2R, CME Term SOFR 3 Month +
1.5900%, 6.2459%, 7/15/37 (144A)
‡
8,000,000 7,990,949
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 6.3175%, 10/15/34 (144A)
‡
5,000,000 5,007,069
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month +
1.9500%, 6.5759%, 10/25/36 (144A)
‡
11,000,000 11,044,513
Benefit Street Partners CLO XXXIII Ltd. 2023-33A A2, CME Term SOFR 3 Month
+ 1.9500%, 6.5759%, 1/25/36 (144A)
‡
19,375,000 19,483,940
Benefit Street Partners CLO XXXIV Ltd. 2024-34A A2, CME Term SOFR 3 Month
+ 1.7500%, 6.3759%, 7/25/37 (144A)
‡
10,000,000 10,013,837
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.0475%, 1/15/35 (144A)
‡
55,653,000 55,663,591
BlueMountain CLO Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.1900%,
5.8159%, 10/25/30 (144A)
‡
12,037,337 12,043,216
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month + 1.3616%,
5.9790%, 4/20/34 (144A)
‡
55,175,000 55,230,175
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
6.0290%, 4/19/34 (144A)
‡
43,800,000 43,821,427
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.0875%, 10/15/34 (144A)
‡
87,645,000 87,739,061
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
6.5800%, 11/20/34 (144A)
‡
17,400,000 17,405,864

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 6.0537%, 10/22/37 (144A)
‡
$ 81,000,000 $ 80,996,557
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.0675%, 1/15/30 (144A)
‡
3,500,000 3,498,195
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.0140%, 7/18/34 (144A)
‡
47,450,000 47,490,779
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.0208%, 1/30/31 (144A)
‡
3,010,000 3,006,360
Canyon CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 1.7700%, 6.4259%,
5/15/37 (144A)
‡
15,000,000 15,023,728
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%,
5.9775%, 4/15/34 (144A)
‡
16,800,000 16,804,859
Carlyle US CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.0575%,
4/15/34 (144A)
‡
68,736,000 68,736,000
Carlyle US CLO Ltd. 2021-5A A1, CME Term SOFR 3 Month + 1.3816%, 5.9990%,
7/20/34 (144A)
‡
20,000,000 20,031,486
Carlyle US CLO Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4216%, 6.0775%,
10/15/34 (144A)
‡
19,000,000 19,015,988
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.0275%, 1/25/35 (144A)
‡
53,060,000 53,080,746
Carlyle US CLO Ltd. 2019-4A A11R, CME Term SOFR 3 Month + 1.3200%,
5.9759%, 4/15/35 (144A)
‡
22,770,000 22,812,124
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 6.0775%,
10/15/35 (144A)
‡
67,200,000 67,258,699
Carlyle US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
6.8674%, 7/20/36 (144A)
‡
9,000,000 9,034,303
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
6.1959%, 7/25/36 (144A)
‡
16,150,000 16,200,448
Carlyle US CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.7200%, 7.0237%,
7/25/36 (144A)
‡
24,000,000 24,105,386
Carlyle US CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 1.9500%,
6.5759%, 10/25/36 (144A)
‡
8,000,000 7,979,014
Carlyle US CLO Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.5500%, 6.1674%,
4/20/37 (144A)
‡
89,900,000 90,136,824
Carlyle US CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%,
6.1074%, 7/20/37 (144A)
‡
71,080,000 71,206,117
Carlyle US CLO Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.4100%,
6.0359%, 7/25/37 (144A)
‡
35,000,000 35,006,237
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
6.1882%, 10/15/37 (144A)
‡
51,860,000 51,877,477
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
6.7046%, 10/15/37 (144A)
‡
25,000,000 24,979,132
Carlyle US CLO Ltd. 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%,
6.5354%, 10/21/37 (144A)
‡
48,000,000 48,016,877
Carlyle US CLO Ltd. 2017-3A A2R2, CME Term SOFR 3 Month + 1.5500%,
6.6854%, 10/21/37 (144A)
‡
11,000,000 11,022,541
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 5.9990%,
4/20/32 (144A)
‡
12,702,818 12,716,830
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 6.3090%, 1/20/34
(144A)
‡
25,880,000 25,888,222
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 5.9790%, 4/20/34
(144A)
‡
75,000,000 75,086,955
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.0590%,
1/20/35 (144A)
‡
16,897,000 16,906,136

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.3790%,
1/20/35 (144A)
‡
$ 13,889,000 $ 13,926,406
CBAM Ltd. 2019-9A AR, CME Term SOFR 3 Month + 1.6300%, 6.2859%, 7/15/37
(144A)
‡
50,000,000 50,278,850
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
6.0374%, 7/20/37 (144A)
‡
49,365,000 49,574,569
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
5.9290%, 4/20/34 (144A)
‡
77,079,000 77,136,609
Cedar Funding VIII CLO Ltd. 2017-8A A1R, CME Term SOFR 3 Month + 1.4116%,
6.0591%, 10/17/34 (144A)
‡
25,671,000 25,712,074
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
6.0320%, 10/15/37 (144A)
‡
64,500,000 64,511,094
CIFC Funding 2014-V Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
6.0275%, 7/17/37 (144A)
‡
77,872,000 77,914,300
CIFC Funding 2014-V Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
6.2274%, 7/17/37 (144A)
‡
11,250,000 11,290,336
CIFC Funding 2017-IV Ltd. 2017-4A A1R, CME Term SOFR 3 Month + 1.2116%,
5.8464%, 10/24/30 (144A)
‡
38,375,477 38,420,634
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.0090%, 10/20/34 (144A)
‡
60,180,000 60,318,414
CIFC Funding 2021-IV Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%,
6.5332%, 7/23/37 (144A)
‡
105,000,000 104,972,962
CIFC Funding 2022-II Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3200%,
5.9374%, 4/19/35 (144A)
‡
18,000,000 18,026,660
CIFC Funding 2024-III Ltd. 2024-3A A1, CME Term SOFR 3 Month + 1.4800%,
6.0974%, 7/21/37 (144A)
‡
40,000,000 40,062,684
CIFC Funding Ltd. 2019-5A A1R1, CME Term SOFR 3 Month + 1.4016%, 6.0575%,
1/15/35 (144A)
‡
25,000,000 25,020,840
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.0791%, 1/17/35 (144A)
‡
110,605,000 110,628,338
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.0179%,
1/23/35 (144A)
‡
60,576,000 60,630,543
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 6.3473%,
7/16/35 (144A)
‡
20,000,000 20,078,942
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 6.0675%,
7/15/36 (144A)
‡
68,560,000 68,611,180
CIFC Funding Ltd. 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%,
5.9948%, 10/24/37 (144A)
‡
60,000,000 60,195,522
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 6.3474%,
4/20/37 (144A)
‡
30,000,000 30,030,618
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
6.0490%, 10/20/34 (144A)
‡
12,140,000 12,206,016
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 6.7759%,
1/25/37 (144A)
‡
9,000,000 9,062,422
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 6.4374%,
4/20/37 (144A)
‡
19,000,000 19,141,438
Dryden 102 CLO Ltd. 2023-102A A2, CME Term SOFR 3 Month + 2.0000%,
6.6559%, 10/15/36 (144A)
‡
10,400,000 10,377,693
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
6.4324%, 4/18/36 (144A)
‡
32,000,000 32,002,038
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
7.7324%, 4/18/36 (144A)
‡
16,550,000 16,708,777
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
6.0159%, 10/15/37 (144A)
‡
50,000,000 49,998,330

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 106 CLO Ltd. 2022-106A A2R, CME Term SOFR 3 Month + 1.5300%,
6.1859%, 10/15/37 (144A)
‡
$ 15,000,000 $ 14,999,470
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
7.2681%, 8/15/35 (144A)
‡
10,000,000 9,980,938
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.9924%, 7/18/37 (144A)
‡
90,000,000 90,129,051
Dryden 113 CLO Ltd. 2022-113A AR2, CME Term SOFR 3 Month + 1.2500%,
5.8674%, 10/15/37 (144A)
‡
49,998,000 49,997,005
Dryden 115 CLO Ltd. 2024-115A A2, CME Term SOFR 3 Month + 1.7000%,
6.3323%, 4/18/37 (144A)
‡
40,000,000 40,181,844
Dryden 119 CLO Ltd. 2024-119A A2, CME Term SOFR 3 Month + 1.7000%,
6.3559%, 4/15/36 (144A)
‡
22,000,000 22,109,795
Dryden 45 Senior Loan Fund 2016-45A A1RR, CME Term SOFR 3 Month +
1.0800%, 5.7359%, 10/15/30 (144A)
‡
24,901,189 24,948,501
Dryden 68 CLO Ltd. 2019-68A AR, CME Term SOFR 3 Month + 1.4316%,
6.0875%, 7/15/35 (144A)
‡
27,900,000 27,913,682
Dryden 72 CLO Ltd. 2019-72A ARR, CME Term SOFR 3 Month + 1.1000%,
5.8948%, 5/15/32 (144A)
‡
44,000,000 44,090,103
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
5.9575%, 4/15/34 (144A)
‡
47,290,000 47,290,747
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
6.0259%, 10/15/37 (144A)
‡
136,000,000 136,005,807
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
6.5100%, 5/20/34 (144A)
‡
133,524,633 133,722,690
Dryden 78 CLO Ltd. 2020-78A A2R, CME Term SOFR 3 Month + 1.7300%,
6.3775%, 4/17/37 (144A)
‡
10,000,000 10,058,194
Dryden 83 CLO Ltd. 2020-83A AR, CME Term SOFR 3 Month + 1.5300%,
6.1624%, 4/18/37 (144A)
‡
47,000,000 47,224,430
Dryden 85 CLO Ltd. 2020-85A A1R2, CME Term SOFR 3 Month + 1.3800%,
6.0359%, 7/15/37 (144A)
‡
50,000,000 50,003,650
Dryden 86 CLO Ltd. 2020-86A A1R, CME Term SOFR 3 Month + 1.3616%,
6.0091%, 7/17/34 (144A)
‡
37,135,000 37,197,465
Dryden 95 CLO Ltd. 2021-95A A, CME Term SOFR 3 Month + 1.3816%, 6.5100%,
8/20/34 (144A)
‡
73,000,000 73,101,733
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
6.1659%, 7/15/37 (144A)
‡
62,500,000 62,634,331
Elevation CLO Ltd. 2021-13A A1, CME Term SOFR 3 Month + 1.4516%, 6.1075%,
7/15/34 (144A)
‡
12,010,000 12,015,435
Elmwood CLO 15 Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3400%,
5.9716%, 4/22/35 (144A)
‡
41,529,063 41,616,141
Elmwood CLO 20 Ltd. 2022-7A AR, CME Term SOFR 3 Month + 1.5000%,
6.1475%, 1/17/37 (144A)
‡
50,000,000 50,075,010
Elmwood CLO 23 Ltd. 2023-2A A, CME Term SOFR 3 Month + 1.8000%,
6.4473%, 4/16/36 (144A)
‡
40,000,000 40,227,492
Elmwood CLO 24 Ltd. 2023-3A A2, CME Term SOFR 3 Month + 1.9500%,
6.5975%, 12/11/33 (144A)
‡
10,000,000 10,054,233
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.3775%, 4/17/37 (144A)
‡
10,000,000 10,054,076
Elmwood CLO 26 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5000%,
6.1324%, 4/18/37 (144A)
‡
60,000,000 60,165,252
Elmwood CLO 31 Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3500%,
6.1889%, 7/17/37 (144A)
‡
24,305,000 24,337,146
Elmwood CLO I Ltd. 2019-1A A2RR, CME Term SOFR 3 Month + 1.7200%,
6.3374%, 4/20/37 (144A)
‡
8,750,000 8,799,597

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO II Ltd. 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.0290%,
4/20/34 (144A)
‡
$ 6,750,000 $ 6,751,172
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
6.0123%, 7/18/37 (144A)
‡
38,800,000 38,877,600
Elmwood CLO V Ltd. 2020-2A ARR, CME Term SOFR 3 Month + 1.3700%,
6.3769%, 10/20/37 (144A)
‡
75,000,000 74,976,705
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%, 7.0559%,
7/15/36 (144A)
‡
22,500,000 22,591,433
Empower CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.2259%,
4/25/37 (144A)
‡
40,500,000 40,688,584
Empower CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 6.4259%,
4/25/37 (144A)
‡
9,000,000 9,018,716
Generate CLO 13 Ltd. 2023-13A A1, CME Term SOFR 3 Month + 1.8000%,
6.4316%, 1/20/37 (144A)
‡
66,500,000 67,228,793
Generate CLO Ltd. 2024-17A A1, CME Term SOFR 3 Month + 1.4000%, 6.5327%,
10/22/37 (144A)
‡
14,750,000 14,770,107
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 6.1974%, 10/20/37 (144A)
‡
18,900,000 18,899,546
GoldenTree Loan Management US CLO 21 Ltd. 2024-21A AJ, CME Term SOFR 3
Month + 1.6200%, 6.2374%, 7/20/37 (144A)
‡
15,000,000 14,989,863
GoldenTree Loan Management US CLO 4 Ltd. 2019-4A ARR, CME Term SOFR 3
Month + 1.1500%, 5.7848%, 4/24/31 (144A)
‡
16,522,646 16,529,824
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 6.3375%, 1/25/35 (144A)
‡
10,000,000 10,005,267
Golub Capital Partners CLO 62B Ltd. 2022-62A AR, CME Term SOFR 3 Month +
1.3700%, 5.9782%, 10/15/37 (144A)
‡
51,350,000 51,522,022
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 6.5759%, 4/25/36 (144A)
‡
47,500,000 47,718,837
Golub Capital Partners CLO 72 B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 6.3759%, 4/25/37 (144A)
‡
18,000,000 18,024,199
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.8980%, 10/20/37 (144A)
‡
39,500,000 39,496,947
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
6.4824%, 4/18/37 (144A)
‡
8,000,000 8,022,691
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
6.0279%, 1/23/35 (144A)
‡
47,557,000 47,645,309
ICG US CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2700%, 5.9174%,
4/17/34 (144A)
‡
40,000,000 40,001,496
Invesco CLO Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.3816%, 6.0375%,
7/15/34 (144A)
‡
58,500,000 58,616,819
Invesco CLO Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.4400%, 6.0574%,
7/20/35 (144A)
‡
16,500,000 16,514,429
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 6.3674%,
7/20/35 (144A)
‡
5,000,000 5,005,243
Invesco US CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.5700%,
6.2016%, 4/22/37 (144A)
‡
40,000,000 40,119,564
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 6.8174%,
10/20/36 (144A)
‡
16,000,000 16,145,370
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 6.2674%,
4/20/37 (144A)
‡
98,500,000 98,934,454
KKR CLO 16 Ltd. 16 A1R2, CME Term SOFR 3 Month + 1.4716%, 6.0890%,
10/20/34 (144A)
‡
16,550,000 16,556,344
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 5.9590%,
4/20/32 (144A)
‡
6,042,217 6,042,677

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 5.9359%,
10/15/32 (144A)
‡
$ 20,700,000 $ 20,715,339
KKR CLO 34 Ltd. 34A B, CME Term SOFR 3 Month + 2.0616%, 6.7175%, 7/15/34
(144A)
‡
14,875,000 14,889,866
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.0690%,
10/20/34 (144A)
‡
53,845,000 53,858,219
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 6.0975%,
10/15/34 (144A)
‡
17,130,000 17,137,929
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.0490%,
1/20/35 (144A)
‡
18,750,000 18,757,920
KKR CLO 38 Ltd. 38A A1, CME Term SOFR 3 Month + 1.3200%, 5.9759%,
4/15/33 (144A)
‡
11,250,000 11,259,683
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 5.9773%,
4/15/35 (144A)
‡
30,359,000 30,388,518
KKR CLO 43 Ltd. 2022-43A A1R, CME Term SOFR 3 Month + 1.7500%,
6.4059%, 1/15/36 (144A)
‡
80,000,000 80,420,032
KKR CLO 43 Ltd. 2022-43A A2R, CME Term SOFR 3 Month + 2.0000%,
6.6559%, 1/15/36 (144A)
‡
11,750,000 11,857,354
KKR CLO 44 Ltd. 44A A2, CME Term SOFR 3 Month + 2.0500%, 6.6674%,
1/20/36 (144A)
‡
10,000,000 10,047,255
KKR CLO 46 Ltd. 2023-46A AR, CME Term SOFR 3 Month + 1.4000%, 6.0174%,
10/20/37 (144A)
‡
89,750,000 89,747,972
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 6.6174%,
10/20/36 (144A)
‡
8,750,000 8,791,446
KKR CLO 49 Ltd. 49A AR, CME Term SOFR 3 Month + 1.3800%, 5.9974%,
10/20/37 (144A)
‡
25,000,000 25,062,500
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 6.4958%,
10/15/37 (144A)
‡
28,000,000 28,094,189
LCM 29 Ltd. 29A AR, CME Term SOFR 3 Month + 1.3316%, 5.9875%, 4/15/31
(144A)
‡
8,162,852 8,171,774
LCM 34 Ltd. 34A A1, CME Term SOFR 3 Month + 1.4316%, 6.0490%, 10/20/34
(144A)
‡
31,400,000 31,444,842
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 6.3175%, 10/15/34
(144A)
‡
7,000,000 6,981,743
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.2089%, 7/16/31 (144A)
‡
18,000,000 18,028,476
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.0290%,
1/20/35 (144A)
‡
24,196,521 24,241,224
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
5.9932%, 1/22/35 (144A)
‡
85,085,000 85,155,195
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 6.1172%, 7/27/34 (144A)
‡
16,500,000 16,459,174
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 6.8674%, 4/21/35 (144A)
‡
15,000,000 14,955,586
Madison Park Funding LXIX Ltd. 2024-69A A2, CME Term SOFR 3 Month +
1.7100%, 7.0442%, 7/25/37 (144A)
‡
29,450,000 29,311,829
Madison Park Funding LXVII Ltd. 2024-67A A1, CME Term SOFR 3 Month +
1.5100%, 6.1359%, 4/25/37 (144A)
‡
11,000,000 11,049,702
Madison Park Funding XIX Ltd. 2015-19A AR3, CME Term SOFR 3 Month +
1.6000%, 6.2316%, 1/22/37 (144A)
‡
22,000,000 22,147,937
MADISON PARK FUNDING XLII, LTD. 13A AR, CME Term SOFR 3 Month +
1.1500%, 5.7763%, 11/21/30 (144A)
‡
31,640,498 31,676,467
Madison Park Funding XLVII Ltd. 2020-47A A2R, CME Term SOFR 3 Month +
1.7400%, 6.3574%, 4/19/37 (144A)
‡
16,000,000 16,096,259

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 5.9975%, 10/15/32 (144A)
‡
$ 97,750,000 $ 97,783,079
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 6.0073%, 7/16/37 (144A)
‡
160,000,000 160,336,000
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.9916%, 7/22/37 (144A)
‡
83,250,000 83,252,539
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 6.1916%, 7/22/37 (144A)
‡
24,000,000 23,921,798
Madison Park Funding XXXIII Ltd. 2019-33A AR, CME Term SOFR 3 Month +
1.2900%, 5.9459%, 10/15/32 (144A)
‡
54,695,000 54,741,885
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.0075%, 7/25/34 (144A)
‡
61,428,204 61,549,973
Magnetite XXVIII Ltd. 2020-28A AR, CME Term SOFR 3 Month + 1.3916%,
6.0090%, 1/20/35 (144A)
‡
39,900,000 39,924,890
Magnetite XXXII Ltd. 2022-32A A, CME Term SOFR 3 Month + 1.3500%,
6.0059%, 4/15/35 (144A)
‡
38,500,000 38,502,657
Marathon CLO XIII Ltd. 2019-1A ABR2, CME Term SOFR 3 Month + 1.7000%,
6.3559%, 4/15/32 (144A)
‡
12,500,000 12,453,511
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
6.3185%, 10/20/37 (144A)
‡
10,000,000 9,981,122
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A B, CME Term SOFR 3 Month +
1.9116%, 6.5379%, 10/20/34 (144A)
‡
10,845,000 10,844,277
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month +
2.0000%, 6.6174%, 1/20/37 (144A)
‡
8,000,000 7,990,661
Neuberger Berman CLO XVII Ltd. 2014-17A AR3, CME Term SOFR 3 Month +
1.4000%, 6.0316%, 7/22/38 (144A)
‡
31,500,000 31,582,089
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 6.8175%, 4/15/34 (144A)
‡
8,000,000 8,007,702
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 6.3674%, 4/15/38 (144A)
‡
15,200,000 15,285,777
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR 3
Month + 1.3600%, 5.9774%, 10/19/38 (144A)
‡
19,650,000 19,697,679
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.9924%, 10/18/38 (144A)
‡
64,662,000 64,797,790
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.0089%, 7/16/35 (144A)
‡
25,368,725 25,393,868
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.0391%, 7/17/35 (144A)
‡
90,045,183 90,113,680
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A A, CME Term SOFR 3
Month + 1.3916%, 6.0475%, 10/14/35 (144A)
‡
38,640,000 38,668,157
Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, CME Term SOFR 3
Month + 1.3000%, 5.9473%, 4/14/35 (144A)
‡
24,000,000 24,051,065
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A AR, CME Term SOFR 3
Month + 1.2500%, 5.8763%, 7/23/36 (144A)
‡
36,005,000 36,058,611
Neuberger Berman Loan Advisers CLO 55 Ltd. 2024-55A A2, CME Term SOFR 3
Month + 1.7000%, 6.3316%, 4/22/38 (144A)
‡
24,750,000 24,641,689
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 0.0000%, 10/24/37 (144A)
‡
33,000,000 33,000,000
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
6.0390%, 10/15/37 (144A)
‡
27,500,000 27,597,479
Niagara Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.2616%,
5.9091%, 7/17/32 (144A)
‡
9,250,000 9,253,569
Northwoods Capital XVI Ltd. 2017-16A B, CME Term SOFR 3 Month + 1.9616%,
7.0797%, 11/15/30 (144A)
‡
6,500,000 6,511,865

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
5.9990%, 10/20/34 (144A)
‡
$ 83,751,613 $ 83,809,159
Oaktree CLO Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.3800%, 6.0359%,
10/15/37 (144A)
‡
27,000,000 27,073,129
OCP Aegis CLO Ltd. 2023-29A A2, CME Term SOFR 3 Month + 2.0000%,
6.6174%, 1/20/35 (144A)
‡
9,000,000 8,997,868
OCP CLO Ltd. 2016-11A A2R2, CME Term SOFR 3 Month + 1.7000%, 6.3172%,
4/26/36 (144A)
‡
12,000,000 12,005,548
OCP CLO Ltd. 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 0.0000%,
10/17/36 (144A)
‡
34,469,313 34,475,311
OCP CLO Ltd. 2020-20A A2R, CME Term SOFR 3 Month + 1.7300%, 6.3623%,
4/18/37 (144A)
‡
16,000,000 15,835,968
OCP CLO Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.6300%, 6.2474%,
4/20/37 (144A)
‡
14,750,000 14,842,308
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 6.1463%,
4/23/37 (144A)
‡
75,000,000 75,157,177
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 6.1108%,
7/20/37 (144A)
‡
186,000,000 186,332,010
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 6.6037%,
7/20/37 (144A)
‡
102,500,000 102,496,320
OCP CLO Ltd. 2022-25A A1R, CME Term SOFR 3 Month + 1.4200%, 6.7020%,
7/20/37 (144A)
‡
64,650,000 64,699,994
OCP CLO Ltd. 2022-25A A2R, CME Term SOFR 3 Month + 1.6200%, 6.9020%,
7/20/37 (144A)
‡
10,000,000 10,023,654
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 6.2263%,
7/23/37 (144A)
‡
10,000,000 10,040,089
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.0375%,
7/15/34 (144A)
‡
29,400,000 29,403,552
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.0190%,
7/20/34 (144A)
‡
40,000,000 40,004,296
Octagon 59 Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.0681%,
5/15/35 (144A)
‡
40,000,000 39,989,900
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 6.2077%,
10/23/37 (144A)
‡
18,750,000 18,751,275
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 6.5674%,
10/20/36 (144A)
‡
15,000,000 14,963,012
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 6.6638%,
7/24/37 (144A)
‡
10,000,000 9,945,767
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
6.6674%, 10/20/36 (144A)
‡
18,000,000 17,968,489
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 6.3323%,
4/18/37 (144A)
‡
15,000,000 15,007,260
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 6.4617%, 8/12/37 (144A)
‡
28,000,000 28,008,338
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 6.3548%, 4/24/37 (144A)
‡
10,250,000 10,315,854
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 6.0523%, 7/18/37 (144A)
‡
49,000,000 49,112,577
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 6.2524%, 7/18/37 (144A)
‡
10,000,000 10,043,882
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.9654%, 10/31/37 (144A)
‡
50,000,000 50,008,800
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.0490%, 1/20/35 (144A)
‡
22,380,000 22,381,240

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 6.0159%, 7/15/37 (144A)
‡
$ 97,000,000 $ 96,996,760
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.0975%, 10/15/34 (144A)
‡
62,600,000 62,607,237
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 5.9959%, 4/15/35 (144A)
‡
10,320,000 10,321,072
Octagon Investment Partners 46 Ltd. 2020-2A AR, CME Term SOFR 3 Month +
1.4216%, 6.0775%, 7/15/36 (144A)
‡
24,085,000 24,103,044
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.0290%, 10/20/34 (144A)
‡
39,468,000 39,480,780
Octagon Investment Partners 49 Ltd. 2020-5A AR, CME Term SOFR 3 Month +
1.5200%, 6.1759%, 4/15/37 (144A)
‡
122,000,000 122,421,498
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.0675%, 1/15/35 (144A)
‡
53,400,000 53,404,678
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 6.0290%, 7/20/34 (144A)
‡
59,585,000 59,615,025
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month +
1.5116%, 6.1675%, 7/15/29 (144A)
‡
20,000,000 20,002,632
OHA Credit Funding 11 Ltd. 2022-11A A2R, CME Term SOFR 3 Month + 1.5200%,
6.1374%, 7/19/37 (144A)
‡
9,000,000 9,025,116
OHA Credit Funding 16 Ltd. 2023-16A A2, CME Term SOFR 3 Month + 1.9500%,
6.5674%, 10/20/36 (144A)
‡
15,000,000 15,008,477
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
5.9174%, 2/24/37 (144A)
‡
43,500,000 43,550,025
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.0840%, 1/18/34 (144A)
‡
20,000,000 20,018,810
OHA Credit Partners XII Ltd. 2015-12A A2R2, CME Term SOFR 3 Month +
1.7000%, 6.3263%, 4/23/37 (144A)
‡
30,750,000 30,509,480
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 6.8340%, 7/21/37 (144A)
‡
20,000,000 19,915,354
OHA Credit Partners XVI 2021-16A AR, CME Term SOFR 3 Month + 1.3500%,
5.9824%, 10/18/37 (144A)
‡
40,000,000 40,094,148
OHA Loan Funding Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.7000%,
6.3263%, 4/23/37 (144A)
‡
18,700,000 18,799,413
OHA Loan Funding Ltd. 2016-1A A1R2, CME Term SOFR 3 Month + 1.4600%,
6.0774%, 7/20/37 (144A)
‡
30,000,000 30,035,091
OHA Loan Funding Ltd. 2016-1A A2R2, CME Term SOFR 3 Month + 1.6500%,
6.2674%, 7/20/37 (144A)
‡
20,500,000 20,602,369
Onex CLO Subsidiary Ltd. 2024-33A A1, CME Term SOFR 3 Month + 1.5000%,
6.8284%, 7/20/37 (144A)
‡
57,900,000 58,346,334
Onex CLO Subsidiary Ltd. 2024-33A A2, CME Term SOFR 3 Month + 1.7000%,
7.0284%, 7/20/37 (144A)
‡
12,000,000 11,994,257
Palmer Square CLO Ltd. 2015-1A A1A4, CME Term SOFR 3 Month + 1.3916%,
6.5177%, 5/21/34 (144A)
‡
20,000,000 20,010,146
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.0875%, 10/15/34 (144A)
‡
29,400,000 29,464,107
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
6.3175%, 1/15/35 (144A)
‡
16,000,000 15,930,450
Palmer Square CLO Ltd. 2022-1A A, CME Term SOFR 3 Month + 1.3200%,
5.9374%, 4/20/35 (144A)
‡
24,285,000 24,340,137
Palmer Square CLO Ltd. 2023-3A A2, CME Term SOFR 3 Month + 2.0000%,
6.6174%, 1/20/37 (144A)
‡
12,500,000 12,473,919
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
6.1674%, 7/20/37 (144A)
‡
15,400,000 15,350,049

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
14 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4000%,
6.6939%, 7/20/37 (144A)
‡
$ 120,750,000 $ 121,191,776
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
6.8939%, 7/20/37 (144A)
‡
6,000,000 5,970,589
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
6.6259%, 1/25/37 (144A)
‡
5,000,000 5,024,448
Park Blue CLO 2024-V Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.4800%,
6.7975%, 7/25/37 (144A)
‡
20,375,000 20,415,342
Peace Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%, 6.0090%,
10/20/34 (144A)
‡
38,309,000 38,385,005
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 6.5674%,
4/20/36 (144A)
‡
30,000,000 30,136,440
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.2174%,
4/20/37 (144A)
‡
85,000,000 85,387,923
Post CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 6.4174%,
4/20/37 (144A)
‡
8,000,000 8,016,410
PPM CLO 6-R Ltd. 2022-6RA A2R, CME Term SOFR 3 Month + 2.1500%,
6.7674%, 1/20/37 (144A)
‡
8,000,000 8,092,311
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.0579%,
4/23/34 (144A)
‡
35,520,000 35,531,832
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 5.9690%,
1/20/34 (144A)
‡
22,400,000 22,406,498
RAD CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 7.9674%,
4/20/35 (144A)
‡
15,500,000 15,576,841
RAD CLO 21 Ltd. 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.2159%,
1/25/33 (144A)
‡
25,000,000 25,027,185
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.1759%,
1/25/33 (144A)
‡
17,335,572 17,375,492
Rad CLO 22 Ltd. 2023-22A A2, CME Term SOFR 3 Month + 2.1000%, 6.7174%,
1/20/37 (144A)
‡
10,000,000 10,064,429
RAD CLO 23 Ltd. 2024-23A A1, CME Term SOFR 3 Month + 1.6000%, 6.2174%,
4/20/37 (144A)
‡
100,000,000 100,352,300
Rad CLO 25 Ltd. 2024-25A A1, CME Term SOFR 3 Month + 1.4600%, 6.7806%,
7/20/37 (144A)
‡
75,000,000 75,037,702
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 6.0933%,
10/20/37 (144A)
‡
126,000,000 126,016,745
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 6.3475%,
4/17/36 (144A)
‡
11,000,000 11,026,667
REESE PARK CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3916%,
6.0475%, 10/15/34 (144A)
‡
11,450,000 11,454,467
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
6.0474%, 7/17/37 (144A)
‡
68,209,866 68,263,663
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.0775%, 10/15/34 (144A)
‡
13,481,022 13,481,606
Regatta XXII Funding Ltd. 2022-2A AR, CME Term SOFR 3 Month + 1.2500%,
5.8674%, 7/20/35 (144A)
‡
10,000,000 10,021,713
Regatta XXIV Funding Ltd. 2021-5A A2, CME Term SOFR 3 Month + 1.6616%,
6.2790%, 1/20/35 (144A)
‡
10,000,000 9,958,055
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
6.5559%, 7/15/36 (144A)
‡
10,000,000 10,052,336
Regatta XXVI Funding Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.0000%,
6.6259%, 1/25/37 (144A)
‡
9,000,000 8,981,144
Regatta XXVII Funding Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5300%,
6.1472%, 4/26/37 (144A)
‡
69,000,000 69,469,807

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Regatta XXVII Funding Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.3472%, 4/26/37 (144A)
‡
$ 10,000,000 $ 9,960,985
Regatta XXVIII Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5500%,
6.1759%, 4/25/37 (144A)
‡
75,000,000 75,505,673
Regatta XXVIII Funding Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7500%,
6.3759%, 4/25/37 (144A)
‡
16,000,000 15,936,682
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 5.9540%,
1/18/34 (144A)
‡
39,500,000 39,539,172
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
5.9790%, 4/20/34 (144A)
‡
14,500,000 14,501,911
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
6.7674%, 10/20/35 (144A)
‡
9,500,000 9,557,683
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 6.0675%, 7/15/35
(144A)
‡
63,365,000 63,401,346
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 6.0275%, 7/15/36
(144A)
‡
19,810,000 19,828,033
RR 21 Ltd. 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.0559%,
7/15/39 (144A)
‡
47,800,000 48,046,419
RR 27 Ltd. 2023-27A A1B, CME Term SOFR 3 Month + 1.9500%, 6.6059%,
10/15/35 (144A)
‡
10,000,000 10,076,979
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 6.1559%, 7/15/39
(144A)
‡
27,725,000 27,863,170
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 6.0073%, 7/15/35
(144A)
‡
20,350,000 20,371,807
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
6.8174%, 7/20/36 (144A)
‡
50,000,000 50,000,000
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.1174%, 7/20/36 (144A)
‡
13,600,000 13,786,920
Sandstone Peak III Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6300%,
6.2559%, 4/25/37 (144A)
‡
38,000,000 38,296,404
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
6.4559%, 4/25/37 (144A)
‡
8,000,000 8,029,613
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
7.2759%, 4/25/37 (144A)
‡
21,500,000 21,752,868
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.0790%, 7/20/34 (144A)
‡
22,150,000 22,169,993
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.0691%, 4/17/34 (144A)
‡
24,920,000 24,934,257
Signal Peak CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.4500%,
6.7706%, 7/18/37 (144A)
‡
100,000,000 100,080,280
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
7.0006%, 7/18/37 (144A)
‡
20,000,000 19,908,510
Signal Peak CLO 12 Ltd. 2022-12A A1R, CME Term SOFR 3 Month + 1.4000%,
6.0324%, 7/18/37 (144A)
‡
70,000,000 70,002,436
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
6.2323%, 7/18/37 (144A)
‡
8,000,000 8,031,711
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
6.0588%, 10/26/34 (144A)
‡
18,000,000 18,019,550
Signal Peak CLO 5 Ltd. 2018-5A A2R, CME Term SOFR 3 Month + 1.7500%,
6.3759%, 4/25/37 (144A)
‡
24,000,000 24,150,185
Signal Peak CLO 8 Ltd. 2020-8A A, CME Term SOFR 3 Month + 1.5316%,
6.1490%, 4/20/33 (144A)
‡
15,000,000 15,000,000
Silver Point CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.6300%,
6.2859%, 4/15/37 (144A)
‡
100,000,000 100,539,370

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
16 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Silver Point CLO 4 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.8300%,
6.4859%, 4/15/37 (144A)
‡
$ 18,000,000 $ 18,044,953
Silver Rock CLO III 2023-3A A2, CME Term SOFR 3 Month + 2.1000%, 6.7174%,
1/20/36 (144A)
‡
20,000,000 20,111,464
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
6.6630%, 7/21/37 (144A)
‡
51,445,000 51,522,167
Sixth Street CLO XV Ltd. 2020-15A AR, CME Term SOFR 3 Month + 1.3700%,
6.2033%, 10/24/37 (144A)
‡
18,800,000 18,791,506
Sixth Street CLO XVI Ltd. 2020-16A A2R, CME Term SOFR 3 Month + 1.9500%,
6.5674%, 1/20/37 (144A)
‡
5,500,000 5,521,053
Sixth Street CLO XXIV Ltd. 2024-24A A, CME Term SOFR 3 Month + 1.5200%,
6.1463%, 4/23/37 (144A)
‡
51,590,000 51,698,917
Sixth Street CLO XXV Ltd. 2024-25A A, CME Term SOFR 3 Month + 1.4800%,
6.8028%, 7/24/37 (144A)
‡
25,000,000 25,096,425
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.1290%, 10/20/31 (144A)
‡
5,890,288 5,901,393
Sound Point CLO XVII Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
5.8590%, 10/20/30 (144A)
‡
8,941,696 8,950,246
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
5.9490%, 4/21/31 (144A)
‡
1,604,510 1,604,757
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
6.5632%, 8/18/31 (144A)
‡
7,511,419 7,519,089
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
6.4174%, 4/20/36 (144A)
‡
15,000,000 14,965,769
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
6.2674%, 4/20/37 (144A)
‡
140,000,000 140,616,518
Symphony CLO 40 Ltd. 2023-40A A2, CME Term SOFR 3 Month + 2.0000%,
6.6559%, 1/14/34 (144A)
‡
8,000,000 7,993,408
Symphony CLO 43 Ltd. 2024-43A A2, CME Term SOFR 3 Month + 1.7200%,
6.3759%, 4/15/37 (144A)
‡
16,000,000 15,974,306
Symphony CLO 45 Ltd. 2024-45A A2, CME Term SOFR 3 Month + 1.5300%,
6.4033%, 10/15/37 (144A)
‡
10,000,000 9,976,733
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
5.8590%, 4/19/34 (144A)
‡
114,724,000 114,895,742
Symphony CLO XXVIII Ltd. 2021-28A A, CME Term SOFR 3 Month + 1.4016%,
6.0279%, 10/23/34 (144A)
‡
21,600,000 21,631,614
Symphony CLO XXVIII Ltd. 2021-28A B, CME Term SOFR 3 Month + 1.9116%,
6.5379%, 10/23/34 (144A)
‡
13,750,000 13,739,188
TCW CLO Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4216%, 6.0390%,
4/20/34 (144A)
‡
15,000,000 15,016,071
TCW CLO Ltd. 2024-1A AJ, CME Term SOFR 3 Month + 1.8000%, 6.4473%,
1/16/37 (144A)
‡
12,000,000 11,939,834
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 6.2853%,
7/17/37 (144A)
‡
10,000,000 10,015,978
Texas Debt Capital CLO 2023-II Ltd. 2023-2A A1R, CME Term SOFR 3 Month +
1.3700%, 6.2215%, 10/21/37 (144A)
‡
53,000,000 52,973,680
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
6.3316%, 4/22/37 (144A)
‡
16,000,000 16,070,621
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
6.3440%, 1/18/35 (144A)
‡
8,000,000 7,972,070
TRESTLES CLO Ltd. 2017-1A A1RR, CME Term SOFR 3 Month + 1.4600%,
6.7280%, 7/25/37 (144A)
‡
20,250,000 20,331,178
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 6.7790%,
7/20/32 (144A)
‡
8,000,000 7,991,088

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Trinitas CLO X Ltd. 2019-10A AR, CME Term SOFR 3 Month + 1.3800%,
6.0359%, 1/15/35 (144A)
‡
$ 21,700,000 $ 21,710,223
Trinitas CLO XI Ltd. 2019-11A A1R, CME Term SOFR 3 Month + 1.4816%, 6.1375%,
7/15/34 (144A)
‡
20,200,000 20,215,503
Venture 28A CLO Ltd. 2017-28AA A2R, CME Term SOFR 3 Month + 1.7116%,
6.3290%, 10/20/34 (144A)
‡
14,250,000 14,209,567
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.2175%, 4/15/34 (144A)
‡
5,000,000 4,981,127
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
6.2675%, 1/15/31 (144A)
‡
15,500,000 15,508,897
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 5.9190%,
4/20/34 (144A)
‡
30,630,000 30,675,657
Voya CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4216%, 6.0390%,
7/19/34 (144A)
‡
50,000,000 50,249,910
Voya CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month + 1.5100%, 6.1274%,
4/20/37 (144A)
‡
32,500,000 32,562,527
Voya CLO Ltd. 2018-4A A1RR, CME Term SOFR 3 Month + 1.3600%, 6.5231%,
10/15/37 (144A)
‡
30,000,000 30,089,244
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 6.8424%, 7/20/37
(144A)
‡
12,000,000 11,954,015
Whitebox CLO I Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.3200%,
5.9548%, 7/24/36 (144A)
‡
17,797,773 17,828,510
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
6.9174%, 4/20/36 (144A)
‡
20,000,000 19,819,802
Wind River CLO Ltd. 2022-2A A2AR, CME Term SOFR 3 Month + 1.6000%,
6.2316%, 7/20/35 (144A)
‡
10,000,000 9,986,613
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 6.2174%,
4/20/37 (144A)
‡
135,000,000 135,962,334
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.4074%,
1/20/32 (144A)
‡
31,600,000 31,509,573
Zais CLO 18 Ltd. 2022-18A A1A, CME Term SOFR 3 Month + 1.5200%, 6.1459%,
1/25/35 (144A)
‡
44,000,000 44,013,200
Total Collateralized Loan Obligations (cost $13,886,965,548) 13,924,750,445
Total Investments (total cost $ 13,886,965,548 ) - 99.7% 13,924,750,445
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 40,880,088
Net Assets - 100.0% $13,965,630,533
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 13,924,750,445 100.0%

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2024
18 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ 129,288,307 $ 6,440,171,734 $ (6,569,481,691) $ 21,650 $ – $ – – $ 6,588,989

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 19
CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $13,924,750,445 which represents 99.7% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 13,924,750,445 $ — $ 13,924,750,445
Total Assets $ — $ 13,924,750,445 $ — $ 13,924,750,445

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
October 31, 2024
20 October 31, 2024
See Notes to Financial Statements.
Assets:
Investments, at value (cost $13,886,965,548) $ 13,924,750,445
Receivables:
Investments sold 106,920,900
Fund units sold 50,904,069
Dividends 689,892
Interest 58,057,301
Total Assets 14,141,322,607
Liabilities:
Due to custodian 6,820,848
Payables:
Investments purchased 166,569,313
Management fees 2,301,913
Total Liabilities 175,692,074
Commitments and contingent liabilities
Net Assets $ 13,965,630,533
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 13,847,868,905
Total distributable earnings (loss) 117,761,628
Total Net Assets $ 13,965,630,533
Net Assets $ 13,965,630,533
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 274,750,000
Net Asset Value Per Share $ 50 .83

Janus Henderson AAA CLO ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 598,020,790
Dividends from affiliates 6,588,989
Total Investment Income 604,609,779
Expenses:
Management Fees 17,964,543
Total Expenses 17,964,543
Net Investment Income/(Loss) 586,645,236
Net Realized Gain/(Loss) on Investments:
Investments $ 17,033,533
Investments in affiliates 21,650
Total Net Realized Gain/(Loss) on Investments $ 17,055,183
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 29,256,229
Total Change in Unrealized Net Appreciation/Depreciation $ 29,256,229
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 632,956,648

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
22 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 586,645,236 $ 176,694,921
Net realized gain/(loss) on investments 17,055,183 188,959
Change in unrealized net appreciation/depreciation 29,256,229 45,297,122
Net Increase/(Decrease) in Net Assets Resulting from Operations 632,956,648 222,181,002
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (536,543,010) (156,829,695)
Net Decrease from Dividends and Distributions to Shareholders (536,543,010) (156,829,695)
Capital Share Transactions 9,397,143,529 2,744,352,534
Net Increase/(Decrease) in Net Assets 9,493,557,167 2,809,703,841
Net Assets: — —
Beginning of Year   4,472,073,366 1,662,369,525
End of Year $ 13,965,630,533 $ 4,472,073,366

Janus Henderson AAA CLO ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $50.16 $48.82 $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
3.38 3.16 1.26 0.58 0.02
Net realized and unrealized gain/(loss) 0.55 1.02 (2.00) 0.69 (0.23)
Total from Investment Operations 3.93 4.18 (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (3.26) (2.84) (0.93) (0.57) —
Total Dividends and Distributions (3.26) (2.84) (0.93) (0.57) —
Net Asset Value, End of Period $50.83 $50.16 $48.82 $50.49 $49.79
Total Return
*
8.09% 8.81% (1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $13,965,631 $4,472,073 $1,662,371 $260,002 $119,486
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.20% 0.22% 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 6.68% 6.37% 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
51% 47% 55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
24 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson AAA CLO ETF
Notes to Financial Statements
26 October 31, 2024
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at

Janus Henderson AAA CLO ETF
Notes to Financial Statements
28 October 31, 2024
prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.20% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.21% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver through February 28, 2025. The previous expense limit (for the period from January 20, 2023 through February 29, 2024 was 0.22%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2024, capital loss carryovers of $13,170,168 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$84,138,196 $2,107,525 $— $— $— $31,515,907
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$13,893,234,538 $37,571,092 $(6,055,185) $31,515,907

Janus Henderson AAA CLO ETF
Notes to Financial Statements
30 October 31, 2024
and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$536,543,010 $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$156,829,695 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 190,400,000 $ 9,640,184,392 55,100,000 $ 2,744,352,534
Shares repurchased (4,800,000) (243,040,863) — —
Net Increase/(Decrease) 185,600,000 $ 9,397,143,529 55,100,000 $ 2,744,352,534
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$13,202,972,173 $4,551,248,846 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$688,807,181 $— $— $—

Janus Henderson AAA CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 31
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson AAA CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson AAA CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the “Fund")
as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2024 and for the period October 16,
2020 (commencement of operations) through October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the four years in the period ended October 31,
2024 and for the period October 16, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990..

Janus Henderson AAA CLO ETF
Designation Requirements
(unaudited)
32 October 31, 2024
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Qualified Interest Income Percentage 1.19%

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93087 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.2%
Health Care REITs - 11.3%
Sabra Health Care REIT, Inc. 40,044 $ 776,854
Welltower, Inc. 16,396 2,211,492
2,988,346
Hotel & Resort REITs - 2.5%
Ryman Hospitality Properties, Inc. 6,209 664,674
Hotels, Restaurants & Leisure - 2.3%
Wyndham Hotels & Resorts, Inc. 6,806 601,106
Industrial REITs - 18.9%
EastGroup Properties, Inc. 6,131 1,050,118
First Industrial Realty Trust, Inc. 18,405 966,078
Lineage, Inc. 11,805 874,042
Prologis, Inc. 12,505 1,412,315
STAG Industrial, Inc. 18,079 673,985
4,976,538
Office REITs - 5.5%
BXP, Inc. 9,530 767,737
Kilroy Realty Corp. 17,234 693,151
1,460,888
Real Estate Management & Development - 3.6%
CBRE Group, Inc. - Class A* 3,857 505,151
Corp. Inmobiliaria Vesta SAB de CV (ADR) 17,058 444,532
949,683
Residential REITs - 19.6%
American Homes 4 Rent - Class A 30,595 1,078,168
AvalonBay Communities, Inc. 5,927 1,313,482
Canadian Apartment Properties REIT 23,681 788,093
Equity LifeStyle Properties, Inc. 13,782 966,394
UDR, Inc. 24,365 1,027,959
5,174,096
Retail REITs - 14.7%
Federal Realty Investment Trust 9,115 1,010,307
Macerich Co. (The) 40,803 763,016
Realty Income Corp. 35,289 2,095,108
3,868,431
Specialized REITs - 20.8%
Equinix, Inc. 3,070 2,787,806
Public Storage 6,251 2,056,954
SBA Communications Corp. - Class A 2,748 630,583
5,475,343
Total Common Stocks (cost 23,441,363) 26,159,105
Investment Companies - 0.8%
Money Market Funds - 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 4.7836%
∞
(cost
$219,695) 219,695 219,695
Total Investments (total cost $ 23,661,058 ) - 100.0% 26,378,800
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (9,768)
Net Assets - 100.0% $26,369,032

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 25,146,175 95.3%
Canada 788,093 3.0
Mexico 444,532 1.7
Total $ 26,378,800 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.7452%
∞
$ – $ 5,439,693 $ (5,439,693) $ – $ – $ – – $ 1,708
Δ

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 5
ADR American Depositary Receipt
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2024.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 26,159,105 $ — $ — $ 26,159,105
Investment Companies 219,695 — — 219,695
Total Assets $ 26,378,800 $ — $ — $ 26,378,800

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
October 31, 2024
6 October 31, 2024
See Notes to Financial Statements.
Assets:
Investments, at value (cost $23,661,058) $ 26,378,800
Cash 181
Receivables:
Dividends 4,035
Interest 760
Affiliated securities lending income, net 18
Total Assets 26,383,794
Liabilities:
Payables:
Management fees 14,762
Total Liabilities 14,762
Commitments and contingent liabilities
Net Assets $ 26,369,032
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 23,462,122
Total distributable earnings (loss) 2,906,910
Total Net Assets $ 26,369,032
Net Assets $ 26,369,032
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,050,001
Net Asset Value Per Share $ 25 .11

Janus Henderson U.S. Real Estate ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 359,521
Affiliated securities lending income, net     1,708
Unaffiliated securities lending income, net 770
Foreign tax withheld (3,395)
Total Investment Income 358,604
Expenses:
Management Fees 80,488
Total Expenses 80,488
Net Investment Income/(Loss) 278,116
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 826,503
Total Net Realized Gain/(Loss) on Investments $ 826,503
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 3,319,830
Total Change in Unrealized Net Appreciation/Depreciation $ 3,319,830
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 4,424,449

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
8 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 278,116 $ 125,808
Net realized gain/(loss) on investments 826,503 (392,885)
Change in unrealized net appreciation/depreciation 3,319,830 (10,196)
Net Increase/(Decrease) in Net Assets Resulting from Operations 4,424,449 (277,273)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (198,776) (111,958)
Net Decrease from Dividends and Distributions to Shareholders (198,776) (111,958)
Capital Share Transactions 17,750,416 1,574,243
Net Increase/(Decrease) in Net Assets 21,976,089 1,185,012
Net Assets: — —
Beginning of Year   4,392,943 3,207,931
End of Year $ 26,369,032 $ 4,392,943

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $19.52 $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.53 0.56 0.38 0.17
Net realized and unrealized gain/(loss) 5.60 (1.84) (5.41) 1.80
Total from Investment Operations 6.13 (1.28) (5.03) 1.97
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.54) (0.59) (0.48) (0.07)
Total Dividends and Distributions (0.54) (0.59) (0.48) (0.07)
Net Asset Value, End of Period $25.11 $19.52 $21.39 $26.90
Total Return
*
31.69% (6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $26,369 $4,393 $3,208 $11,435
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 2.23% 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(3)
102% 73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
10 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 11
include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
12 October 31, 2024
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
14 October 31, 2024
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2024.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations,
Daily Net Assets Fee Rate
$0-$250 Million 0.65%
Next $750 Million 0.60%
Over $1 Billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2024, the Adviser owned 900,001 share or 85.71% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2024, capital loss carryovers of $546,480 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$219,025 $— $— $— $— $2,687,885
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$23,690,915 $2,927,804 $(239,919) $2,687,885

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
16 October 31, 2024
losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2024, the Fund had net realized gain of $185,445 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$198,776 $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$111,958 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 975,000 $ 21,066,465 100,000 $ 2,137,471
Shares repurchased (150,000) (3,316,049) (25,000) (563,228)
Net Increase/(Decrease) 825,000 $ 17,750,416 75,000 $ 1,574,243
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$12,349,569 $12,224,038 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$20,890,667 $3,294,808 $— $—

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson U.S. Real Estate ETF
Report of Independent Registered Public Accounting Firm
18 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Real Estate ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period June 22,
2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October
31, 2024 and for the period June 22, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Real Estate ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 19
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Dividends Received Deduction Percentage 3.49%
Qualified Dividend Income Percentage 6.43%

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
20 October 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93088 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Corporate Bond ETF
(formerly Janus Henderson Sustainable
Corporate Bond ETF)
Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 2.3%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 510,807 $ 469,155
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 248,058 242,437
Total Asset-Backed Securities (cost $666,735) 711,592
Bank Loans - 1.7%
Communications - 0.1%
Lorca Finco plc, First Lien Term Loan, 8.1037%, 4/18/31
‡,ƒ
30,845 30,807
Consumer, Non-cyclical - 0.6%
Lifepoint Health Inc., First Lien Term Loan B1, 8.4000%, 5/19/31
‡,ƒ
199,996 199,980
Industrial - 0.7%
Genesee & Wyoming, Inc. First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 6.6037%, 4/10/31
‡,ƒ
200,612 200,072
Information Technology - 0.3%
Amazon Holdco, Inc. First Lien Term Loan, 6.9352%, 9/29/31
‡,ƒ
88,000 87,934
Total Bank Loans (cost $520,219) 518,793
Corporate Bonds - 92.5%
Basic Materials - 1.7%
Celanese US Holdings LLC, 6.5500%, 11/15/30 118,000 123,649
Huntsman International LLC, 5.7000%, 10/15/34 224,000 217,487
Solvay Finance America LLC, 5.8500%, 6/4/34 (144A) 203,000 207,900
549,036
Communications - 3.0%
Charter Communications Operating LLC, 6.6500%, 2/1/34 258,000 264,652
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 287,000 307,610
Historic TW, Inc., 8.3000%, 1/15/36
Ç
104,000 111,378
Meta Platforms, Inc., 4.7500%, 8/15/34 54,000 53,413
T-Mobile USA, Inc., 4.3750%, 4/15/40 104,000 92,015
T-Mobile USA, Inc., 3.0000%, 2/15/41 169,000 124,154
953,222
Consumer, Cyclical - 5.1%
Choice Hotels International, Inc., 5.8500%, 8/1/34 177,000 178,014
Ferguson Enterprises, Inc., 5.0000%, 10/3/34 237,000 230,024
Ford Motor Co., 3.2500%, 2/12/32 225,000 188,244
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 207,819
General Motors Financial Co., Inc., 5.6000%, 6/18/31 155,000 156,183
General Motors Financial Co., Inc., 6.1000%, 1/7/34 182,000 186,985
Hasbro, Inc., 6.0500%, 5/14/34 149,000 152,257
Royal Caribbean Cruises Ltd., 5.6250%, 9/30/31 (144A) 132,000 131,461
Warnermedia Holdings, Inc., 5.1410%, 3/15/52 206,000 155,163
1,586,150
Consumer, Non-cyclical - 19.0%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 103,026
Albertsons Cos., Inc., 4.6250%, 1/15/27 (144A) 111,000 108,901
Albertsons Cos., Inc., 4.8750%, 2/15/30 (144A) 320,000 311,682
Automatic Data Processing, Inc., 4.4500%, 9/9/34 398,000 385,032
Centene Corp., 2.6250%, 8/1/31 162,000 134,803
Cigna Group (The), 3.4000%, 3/15/50 108,000 74,549
Coca-Cola Consolidated, Inc., 5.2500%, 6/1/29 216,000 219,418
Coca-Cola Consolidated, Inc., 5.4500%, 6/1/34 216,000 219,739
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 105,111
Eli Lilly & Co., 4.6000%, 8/14/34 158,000 154,434
HCA, Inc., 5.2000%, 6/1/28 48,000 48,436
HCA, Inc., 3.5000%, 9/1/30 172,000 157,761
HCA, Inc., 5.5000%, 6/1/33 154,000 154,681
Health Care Service Corp., 5.8750%, 6/15/54 (144A) 185,000 185,417

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Health Care Service Corp. A Mutual Legal Reserve Co., 5.4500%, 6/15/34 (144A) $ 158,000 $ 158,440
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 215,000 228,793
Humana, Inc., 5.3750%, 4/15/31 185,000 185,564
Humana, Inc., 5.9500%, 3/15/34 105,000 107,684
Humana, Inc., 3.9500%, 8/15/49 180,000 133,622
Illumina, Inc., 2.5500%, 3/23/31 162,000 138,728
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 355,000 313,363
McCormick & Co., Inc., 4.7000%, 10/15/34 236,000 226,864
Pilgrim's Pride Corp., 3.5000%, 3/1/32 357,000 312,277
Smith & Nephew plc, 5.4000%, 3/20/34 157,000 157,761
Solventum Corp., 5.4500%, 3/13/31 (144A) 221,000 222,857
Solventum Corp., 5.6000%, 3/23/34 (144A) 155,000 156,203
Solventum Corp., 6.0000%, 5/15/64 (144A) 110,000 110,263
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 186,000 187,483
Triton Container International Ltd., 3.1500%, 6/15/31 (144A) 273,000 232,732
UnitedHealth Group, Inc., 4.7500%, 7/15/26 78,000 78,462
UnitedHealth Group, Inc., 4.8000%, 1/15/30 78,000 78,346
UnitedHealth Group, Inc., 4.9500%, 1/15/32 78,000 78,179
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 71,269
UnitedHealth Group, Inc., 5.6250%, 7/15/54 120,000 122,064
Universal Health Services, Inc., 1.6500%, 9/1/26 167,000 157,407
Universal Health Services, Inc., 2.6500%, 1/15/32 187,000 155,819
5,977,170
Energy - 5.2%
Antero Resources Corp., 5.3750%, 3/1/30 (144A) 484,000 469,996
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 127,000 124,175
Columbia Pipelines Operating Co. LLC, 6.7140%, 8/15/63 (144A) 113,000 123,373
EQM Midstream Partners LP, 6.3750%, 4/1/29 (144A) 151,000 153,350
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A) 115,000 109,321
Occidental Petroleum Corp., 5.3750%, 1/1/32 154,000 152,047
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 262,557
Williams Cos., Inc. (The), 3.9000%, 1/15/25 233,000 232,425
1,627,244
Financial - 39.3%
AerCap Ireland Capital DAC, 4.9500%, 9/10/34 159,000 153,103
Agree LP, 5.6250%, 6/15/34
#
156,000 158,487
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
200,000 199,621
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 72,806
American Homes 4 Rent LP, 5.5000%, 2/1/34 154,000 154,849
Arthur J Gallagher & Co., 6.5000%, 2/15/34 84,000 91,019
Arthur J Gallagher & Co., 5.4500%, 7/15/34 98,000 98,910
Bank of America Corp., SOFR + 1.6500%, 5.4680%, 1/23/35
‡
136,000 138,022
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
200,000 209,563
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A) 74,000 77,672
Blackstone Secured Lending Fund, 5.8750%, 11/15/27 308,000 311,783
Blue Owl Capital Corp. III, 3.1250%, 4/13/27 118,000 110,673
Blue Owl Finance LLC, 6.2500%, 4/18/34 373,000 383,450
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30
‡
26,000 26,508
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
137,000 152,239
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
76,000 77,028
CBRE Services, Inc., 5.9500%, 8/15/34 310,000 324,368
Citigroup, Inc., SOFR + 1.1670%, 2.5610%, 5/1/32
‡
284,000 243,040
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 73,960

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Corebridge Financial, Inc., 3.8500%, 4/5/29 $ 34,000 $ 32,490
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 266,000 231,990
Crown Castle, Inc., 5.2000%, 9/1/34 314,000 308,263
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.4000%, 5.7050%, 3/1/30 (144A)
‡
310,000 316,296
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
343,000 394,102
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 260,000 264,082
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32
‡
39,000 39,636
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 228,000 240,374
GGAM Finance Ltd., 5.8750%, 3/15/30 (144A) 59,000 58,189
GLP Capital LP, 5.6250%, 9/15/34 313,000 309,121
Goldman Sachs Group, Inc. (The), SOFR + 1.2650%, 5.7270%, 4/25/30
‡
197,000 202,541
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35
‡
256,000 265,247
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
239,000 233,361
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 210,348
Intercontinental Exchange, Inc., 5.2500%, 6/15/31 54,000 55,123
Jane Street Group, 6.1250%, 11/1/32 (144A) 236,000 236,153
JPMorgan Chase & Co., SOFR + 1.1900%, 5.0400%, 1/23/28
‡
44,000 44,236
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
60,000 60,692
JPMorgan Chase & Co., SOFR + 1.6200%, 5.3360%, 1/23/35
‡
47,000 47,405
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 317,743
LPL Holdings, Inc., 6.0000%, 5/20/34 385,000 392,773
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 152,000 148,775
Marex Group plc, 6.4040%, 11/4/29 217,000 217,385
Mastercard, Inc., 4.3500%, 1/15/32 313,000 304,885
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 47,378
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 110,085
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 57,085
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
157,000 157,592
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
162,000 158,893
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 184,818
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 105,259
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A)
#
250,000 218,473
Nationwide Building Society, 5.1270%, 7/29/29 (144A) 200,000 201,331
NNN REIT, Inc., 5.5000%, 6/15/34 308,000 311,704
OneMain Finance Corp., 6.6250%, 5/15/29 151,000 151,000
PNC Financial Services Group, Inc. (The), SOFR + 1.2590%, 4.8120%, 10/21/32
‡
318,000 311,771
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
233,000 244,728
Sixth Street Lending Partners, 6.5000%, 3/11/29 (144A) 152,000 153,279
Sun Communities Operating LP, 5.5000%, 1/15/29 79,000 79,724
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 226,596
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 92,448
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30
‡
47,000 47,564
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
51,000 51,924
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 69,690
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
169,000 174,750
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
71,000 72,778
Ventas Realty LP, 5.0000%, 1/15/35
#
320,000 309,263
VICI Properties LP, 3.8750%, 2/15/29 (144A) 329,000 309,575
Wells Fargo & Co., SOFR + 1.9900%, 5.5570%, 7/25/34
‡
60,000 61,015
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
100,000 101,423

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Willis North America, Inc., 5.3500%, 5/15/33 $ 236,000 $ 237,011
Willis North America, Inc., 3.8750%, 9/15/49 125,000 94,575
12,330,043
Industrial - 6.3%
BAE Systems plc, 5.2500%, 3/26/31 (144A) 200,000 203,142
Berry Global, Inc., 5.8000%, 6/15/31 (144A) 302,000 306,391
Berry Global, Inc., 5.6500%, 1/15/34 (144A) 157,000 156,770
Boeing Co. (The), 5.1500%, 5/1/30 101,000 99,681
Boeing Co. (The), 6.5280%, 5/1/34 (144A) 87,000 91,728
Boeing Co. (The), 3.8250%, 3/1/59 146,000 94,779
Boeing Co. (The), 7.0080%, 5/1/64 (144A) 57,000 61,355
Martin Marietta Materials, Inc., 5.1500%, 12/1/34 157,000 155,848
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 157,000 153,621
Regal Rexnord Corp., 6.3000%, 2/15/30 106,000 109,767
RTX Corp., 6.1000%, 3/15/34 98,000 104,970
SMBC Aviation Capital Finance DAC, 5.3000%, 4/3/29 (144A) 233,000 235,429
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 201,009
1,974,490
Technology - 6.7%
Accenture Capital, Inc., 4.0500%, 10/4/29 47,000 45,952
Accenture Capital, Inc., 4.5000%, 10/4/34 154,000 148,860
Amentum Holdings, Inc., 7.2500%, 8/1/32 (144A) 59,000 61,110
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 116,993
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 212,890
Fiserv, Inc., 5.1500%, 8/12/34 204,000 202,721
Gartner, Inc., 3.6250%, 6/15/29 (144A) 123,000 114,804
Gartner, Inc., 3.7500%, 10/1/30 (144A) 396,000 364,195
Intel Corp., 5.2000%, 2/10/33 96,000 94,406
Intel Corp., 4.7500%, 3/25/50 148,000 121,111
Intel Corp., 3.2000%, 8/12/61 130,000 75,698
Leidos, Inc., 5.7500%, 3/15/33 149,000 154,360
MSCI, Inc., 3.6250%, 9/1/30 (144A)
#
170,000 155,762
MSCI, Inc., 3.8750%, 2/15/31 (144A) 171,000 157,820
VMware LLC, 4.7000%, 5/15/30 84,000 82,512
2,109,194
Utilities - 6.2%
Alpha Generation LLC, 6.7500%, 10/15/32 (144A) 235,000 238,301
Duke Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5880%, 6.4500%, 9/1/54
‡
90,000 91,474
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 112,064
FirstEnergy Transmission LLC, 4.5500%, 1/15/30 (144A) 64,000 62,833
Liberty Utilities Co., 5.8690%, 1/31/34 (144A) 198,000 200,631
Lightning Power LLC, 7.2500%, 8/15/32 (144A) 103,000 107,155
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
149,000 148,721
NRG Energy, Inc., 6.0000%, 2/1/33 (144A) 112,000 111,380
NRG Energy, Inc., 6.2500%, 11/1/34 (144A) 97,000 96,898
PPL Capital Funding, Inc., 5.2500%, 9/1/34 317,000 314,483
Southern Co. (The), 5.7000%, 3/15/34 148,000 153,847
Xcel Energy, Inc., 5.4500%, 8/15/33 315,000 317,741
1,955,528
Total Corporate Bonds (cost 29,156,535) 29,062,077

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - 1.0%
Republic of Colombia, 7.7500%, 11/7/36 (cost $313,787) $ 315,000 $ 309,418
Investment Companies - 4.2%
Money Market Funds - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $1,327,106) 1,326,840 1,327,106
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 4.7452%
£,∞
449,871 449,871
Time Deposits - 0.4%
Royal Bank of Canada, 4.8100%, 11/1/24 112,467 112,467
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $562,338) 562,338
Total Investments (total cost $ 32,546,720 ) - 103.5% 32,491,324
Liabilities, net of Cash, Receivables and Other Assets - (3.5%) (1,084,947)
Net Assets - 100.0% $31,406,377
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 28,748,815 88.4%
United Kingdom 1,486,507 4.6
Ireland 888,104 2.7
Denmark 316,296 1.0
Luxembourg 313,363 1.0
Colombia 309,418 1.0
Australia 218,473 0.7
Netherlands 210,348 0.6
Total $ 32,491,324 100.0%

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2024.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 4.2%
Money Market Funds - 4.2%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ 508,070 $ 31,877,026 $ (31,057,991) $ 1 $ – $ 1,327,106 1,326,840 $ 44,667
Investments Purchased
with Cash Collateral from
Securities Lending - 1.8%
Investment Companies - 1.4%
Janus Henderson Cash
Collateral Fund LLC,
4.7452%
∞
– 3,300,789 (2,850,918) – – 449,871 449,871 6,867
Δ
Total Affiliated Investments
- 5.7% $508,070 $35,177,815 $(33,908,909) $1 $– $1,776,977 $51,534
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 33 12/31/24 $ 6,796,195 $ (40,869)
U.S. Treasury 5 Year Notes 42 12/31/24 4,503,844 (93,256)
U.S. Treasury Long Bonds 70 12/19/24 8,257,813 (445,051)
U.S. Treasury Ultra Bonds 11 12/19/24 1,381,875 (76,363)
Total - Futures Long (655,539)
Futures Short:
U.S. Treasury 10 Year Notes 23 12/19/24 (2,540,781) 60,704
U.S. Treasury 10 Year Ultra Bonds 123 12/19/24 (13,991,250) 498,901
Total - Futures Short 559,605
Total $(95,934)

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $559,605 $559,605
Total Asset Derivatives $559,605 $559,605
Liability Derivatives:
*
Futures contracts 655,539 655,539
Total Liability Derivatives $655,539 $655,539
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $17,488 $17,488
Swap contracts (3,781) — (3,781)
Purchased swaption contracts (11,744) — (11,744)
Written swaption contracts 3,839 — 3,839
Total $(11,686) $17,488 $5,802
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $(11,064) $(11,064)
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2024
Futures contracts:
Average notional amount of contracts - long $15,798,585
Average notional amount of contracts - short 12,632,967
Swaptions:
Average value of swaption contracts purchased 2,335
Average value of swaption contracts written 691

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 550,931 $ — $ (550,931) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 11
CME Chicago Mercantile Exchange
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at October 31, 2024.
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $9,260,332 which represents 29.5% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
12 October 31, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 711,592 $ — $ 711,592
Bank Loans — 518,793 — 518,793
Corporate Bonds — 29,062,077 — 29,062,077
Foreign Government Bonds — 309,418 — 309,418
Investment Companies — 1,327,106 — 1,327,106
Investments Purchased with Cash
Collateral from Securities Lending — 562,338 — 562,338
Total Investments in Securities $ — $ 32,491,324 $ — $ 32,491,324
Other Financial Instruments
(a)
:
Futures Contracts $ 559,605 $ — $ — $ 559,605
Total Assets $ 559,605 $ 32,491,324 $ — $ 33,050,929
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 655,539 $ — $ — $ 655,539
Total Liabilities $ 655,539 $ — $ — $ 655,539
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Corporate Bond ETF
Statement of Assets and Liabilities
October 31, 2024
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $30,769,743)
(1)
$ 30,714,347
Affiliated investments, at value (cost $1,776,977) 1,776,977
Cash 3,061
Due from broker for futures 210,000
Receivable for variation margin on futures contracts 14,309
Receivables:
Investments sold 377,943
Interest 361,631
Total Assets 33,458,268
Liabilities:
Collateral on securities loaned (Note 3) 562,338
Payables:
Investments purchased 1,480,150
Management fees 9,403
Total Liabilities 2,051,891
Commitments and contingent liabilities
Net Assets $ 31,406,377
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 38,805,619
Total distributable earnings (loss) (7,399,242)
Total Net Assets $ 31,406,377
Net Assets $ 31,406,377
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 750,001
Net Asset Value Per Share $ 41 .88
(1) Includes $550,931 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Corporate Bond ETF
Statement of Operations
For the year ended October 31, 2024
14 October 31, 2024
See Notes to Financial Statements.
Investment Income:
Interest $ 1,592,623
Dividends from affiliates 44,667
Affiliated securities lending income, net     6,867
Unaffiliated securities lending income, net 1,749
Total Investment Income 1,645,906
Expenses:
Management Fees 108,716
Total Expenses 108,716
Net Investment Income/(Loss) 1,537,190
Net Realized Gain/(Loss) on Investments:
Investments $ (1,410,239)
Investments in affiliates 1
Futures contracts 17,488
Swap contracts (3,781)
Purchased swaption contracts (11,744)
Written swaption contracts 3,839
Total Net Realized Gain/(Loss) on Investments $ (1,404,436)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 4,227,535
Futures contracts (11,064)
Total Change in Unrealized Net Appreciation/Depreciation $ 4,216,471
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 4,349,225

Janus Henderson Corporate Bond ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 1,537,190 $ 1,180,236
Net realized gain/(loss) on investments (1,404,436) (2,312,698)
Change in unrealized net appreciation/depreciation 4,216,471 1,576,870
Net Increase/(Decrease) in Net Assets Resulting from Operations 4,349,225 444,408
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,521,574) (1,150,151)
Net Decrease from Dividends and Distributions to Shareholders (1,521,574) (1,150,151)
Net Increase/(Decrease) in Net Assets 2,827,651 (705,743)
Net Assets: — —
Beginning of Year   28,578,726 29,284,469
End of Year $ 31,406,377 $ 28,578,726

Janus Henderson Corporate Bond ETF
Financial Highlights
16 October 31, 2024
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $38.10 $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
2.05 1.57 1.02 0.13
Net realized and unrealized gain/(loss) 3.76 (0.99) (10.33) (0.57)
Total from Investment Operations 5.81 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (2.03) (1.53) (1.09) —
Distributions (from capital gains) — — (0.11) —
Total Dividends and Distributions (2.03) (1.53) (1.20) —
Net Asset Value, End of Period $41.88 $38.10 $39.05 $49.56
Total Return
*
15.45% 1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $31,406 $28,579 $29,284 $49,561
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 4.95% 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(3)
200% 118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson Corporate Bond ETF (the “Fund”, formerly Janus Henderson Sustainable Corporate Bond ETF) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
18 October 31, 2024
include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
20 October 31, 2024
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the
Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year ended, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
There were no purchased swaptions held at October 31, 2024.
During the year ended, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
There were no written swaptions held at October 31, 2024.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
22 October 31, 2024
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2024.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
24 October 31, 2024
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
26 October 31, 2024
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $550,931 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2024 is $562,338, resulting in the net amount due to the counterparty of $11,407.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  October 31,
2024.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
28 October 31, 2024
commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2024, the Adviser owned 550,001 shares or 73.33% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2024 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$204,569 $— $(7,466,312) $— $— $(137,499)
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,108,884) $(4,357,428) $(7,466,312)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$32,628,823 $416,115 $(553,614) $(137,499)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(95,934) $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,521,574 $— $— $—

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
30 October 31, 2024
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,150,151 $— $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$59,901,564 $60,009,788 $— $—

Janus Henderson Corporate Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 31
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Corporate Bond ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period September 8,
2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31,
2024 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Corporate Bond ETF
Designation Requirements
(unaudited)
32 October 31, 2024
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Qualified Interest Income Percentage 88.99%

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93092 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.7%
Automobile Components - 1.3%
Aptiv plc* 1,813 $ 103,033
Biotechnology - 2.0%
Vertex Pharmaceuticals, Inc.* 335 159,453
Building Products - 3.9%
Advanced Drainage Systems, Inc. 1,212 181,655
Carrier Global Corp. 1,813 131,841
313,496
Capital Markets - 1.3%
S&P Global, Inc. 227 109,042
Electrical Equipment - 4.1%
NEXTracker, Inc. - Class A* 2,036 81,073
nVent Electric plc 3,403 253,762
334,835
Electronic Equipment, Instruments & Components - 4.9%
Keysight Technologies, Inc.* 1,321 196,842
TE Connectivity plc 1,361 200,639
397,481
Entertainment - 2.3%
Spotify Technology SA* 477 183,693
Financial Services - 4.7%
Mastercard, Inc. - Class A 506 252,793
Walker & Dunlop, Inc. 1,219 133,322
386,115
Food Products - 0.8%
McCormick & Co., Inc. (Non-Voting) 873 68,304
Ground Transportation - 3.0%
Uber Technologies, Inc.* 3,439 247,780
Health Care Equipment & Supplies - 0.8%
Lantheus Holdings, Inc.* 416 45,693
STAAR Surgical Co.* 717 20,786
66,479
Health Care Providers & Services - 8.0%
Encompass Health Corp. 2,737 272,222
Humana, Inc. 810 208,842
McKesson Corp. 341 170,701
651,765
Industrial REITs - 1.6%
Prologis, Inc. 1,122 126,719
Insurance - 10.7%
Arthur J Gallagher & Co. 785 220,742
Marsh & McLennan Cos., Inc. 1,038 226,533
Progressive Corp. (The) 1,733 420,824
868,099
Life Sciences Tools & Services - 4.4%
Bruker Corp. 1,192 67,479
ICON plc* 874 194,124
Revvity, Inc. 808 95,821
357,424
Machinery - 7.7%
Westinghouse Air Brake Technologies Corp. 2,043 384,043
Xylem, Inc. 1,961 238,811
622,854
Pharmaceuticals - 1.5%
Eli Lilly & Co. 147 121,972

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 12.9%
Lam Research Corp. 2,732 $ 203,124
NVIDIA Corp. 4,169 553,476
ON Semiconductor Corp.* 1,136 80,077
Texas Instruments, Inc. 1,026 208,442
1,045,119
Software - 11.4%
Autodesk, Inc.* 553 156,942
Cadence Design Systems, Inc.* 510 140,821
Microsoft Corp. 1,540 625,779
923,542
Specialized REITs - 1.7%
Equinix, Inc. 152 138,028
Specialty Retail - 2.2%
Home Depot, Inc. (The) 462 181,912
Trading Companies & Distributors - 1.5%
Core & Main, Inc. - Class A* 2,855 126,419
Wireless Telecommunication Services - 5.0%
T-Mobile US, Inc. 1,820 406,151
Total Common Stocks (cost 7,024,985) 7,939,715
Investment Companies - 2.3%
Money Market Funds - 2.3%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.6600%
∞
(cost $183,515) 183,515 183,515
Total Investments (total cost $ 7,208,500 ) - 100.0% 8,123,230
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 674
Net Assets - 100.0% $8,123,904
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,187,979 88.5%
Ireland 497,796 6.1
United Kingdom 253,762 3.1
Sweden 183,693 2.3
Total $ 8,123,230 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 5
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2024.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 7,939,715 $ — $ — $ 7,939,715
Investment Companies 183,515 — — 183,515
Total Assets $ 8,123,230 $ — $ — $ 8,123,230

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2024
6 October 31, 2024
See Notes to Financial Statements.
Assets:
Investments, at value (cost $7,208,500) $ 8,123,230
Receivables:
Dividends 3,693
Interest 927
Total Assets 8,127,850
Liabilities:
Payables:
Management fees 3,946
Total Liabilities 3,946
Commitments and contingent liabilities
Net Assets $ 8,123,904
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 9,985,449
Total distributable earnings (loss) (1,861,545)
Total Net Assets $ 8,123,904
Net Assets $ 8,123,904
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 300,001
Net Asset Value Per Share $ 27 .08

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 77,823
Interest 2
Total Investment Income 77,825
Expenses:
Management Fees 45,566
Total Expenses 45,566
Net Investment Income/(Loss) 32,259
Net Realized Gain/(Loss) on Investments:
Investments $ 66,122
Total Net Realized Gain/(Loss) on Investments $ 66,122
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 2,203,296
Total Change in Unrealized Net Appreciation/Depreciation $ 2,203,296
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,301,677

Janus Henderson U.S. Sustainable Equity ETF
Statements of Changes in Net Assets
8 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 32,259 $ 62,041
Net realized gain/(loss) on investments 66,122 (1,239,258)
Change in unrealized net appreciation/depreciation 2,203,296 3,697,640
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,301,677 2,520,423
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (34,843) (65,021)
Net Decrease from Dividends and Distributions to Shareholders (34,843) (65,021)
Capital Share Transactions (1,299,128) (15,234,565)
Net Increase/(Decrease) in Net Assets 967,706 (12,779,163)
Net Assets: — —
Beginning of Year   7,156,198 19,935,361
End of Year $ 8,123,904 $ 7,156,198

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $20.45 $18.99 $25.38 $25.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.10 0.08 0.04 —
(3)
Net realized and unrealized gain/(loss) 6.64 1.46 (6.32) 0.38
Total from Investment Operations 6.74 1.54 (6.28) 0.38
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (0.11) (0.08) (0.11) —
Total Dividends and Distributions (0.11) (0.08) (0.11) —
Net Asset Value, End of Period $27.08 $20.45 $18.99 $25.38
Total Return
*
32.97% 8.11% (24.82)% 1.52%
Net assets, End of Period (in thousands) $8,124 $7,156 $19,935 $51,394
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55% 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.39% 0.40% 0.19% (0.01)%
Portfolio Turnover Rate
(4)
20% 17% 9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
10 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger,

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 11
bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
12 October 31, 2024
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$250 Million 0.55%
Over $250 Million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2024
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2024, the Adviser owned 225,001 shares or 75% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$3,866 $— $(2,779,951) $— $— $914,540
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,395,307) $(1,384,644) $(2,779,951)

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$7,208,690 $1,651,864 $(737,324) $914,540
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$34,843 $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$65,021 $— $— $—
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 25,000 $ 654,820 100,000 $ 2,049,342
Shares repurchased (75,000) (1,953,948) (800,000) (17,283,907)
Net Increase/(Decrease) (50,000) $ (1,299,128) (700,000) $ (15,234,565)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,630,522 $1,734,552 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2024
During the year ended October 31, 2024, the Fund had net realized gain of $280,664 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$608,369 $1,843,180 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 17
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Sustainable Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period
September 8, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Sustainable Equity ETF
Designation Requirements
(unaudited)
18 October 31, 2024
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Dividends Received Deduction Percentage 100.00%
Qualified Dividend Income Percentage 100.00%

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93093 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 100.9%
522 Funding CLO Ltd. 2021-7A D, CME Term SOFR 3 Month + 3.1616%, 7.7879%,
4/23/34 (144A)
‡
$ 2,140,000 $ 2,143,509
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
8.0379%, 10/23/34 (144A)
‡
13,000,000 12,993,835
522 Funding CLO Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.2500%,
7.9059%, 4/15/35 (144A)
‡
14,150,000 14,136,642
720 East CLO Ltd. 2023-2A D, CME Term SOFR 3 Month + 5.1500%, 9.8059%,
10/15/36 (144A)
‡
7,500,000 7,587,868
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%, 8.1059%,
1/15/35 (144A)
‡
2,000,000 2,010,407
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 8.2675%,
4/15/34 (144A)
‡
1,000,000 1,002,199
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 7.8175%,
4/15/34 (144A)
‡
2,000,000 2,000,568
AGL CLO 21 Ltd. 2022-21A D1R, CME Term SOFR 3 Month + 3.0500%, 7.6674%,
10/21/37 (144A)
‡
12,000,000 12,104,944
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%, 9.0174%,
10/21/37 (144A)
‡
2,200,000 2,223,350
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 8.1290%,
7/20/34 (144A)
‡
2,000,000 2,006,452
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 8.0175%,
7/15/34 (144A)
‡
250,000 250,534
AGL CLO 9 Ltd. 2020-9A DR, CME Term SOFR 3 Month + 3.5500%, 8.1674%,
4/20/37 (144A)
‡
9,000,000 9,064,604
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
7.6316%, 7/22/37 (144A)
‡
5,000,000 5,046,348
Aimco CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.1616%, 7.8091%,
10/17/34 (144A)
‡
3,750,000 3,749,522
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.7174%, 1/20/35 (144A)
‡
2,000,000 1,997,663
AMMC CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 3.5000%,
8.1174%, 7/20/37 (144A)
‡
5,000,000 5,061,730
Anchorage Capital CLO 25 Ltd. 2022-25A D, CME Term SOFR 3 Month +
3.5000%, 8.1174%, 4/20/35 (144A)
‡
6,000,000 6,017,581
Apidos CLO XXXIX Ltd. 2022-39A D, CME Term SOFR 3 Month + 3.3500%,
7.9674%, 4/21/35 (144A)
‡
2,500,000 2,504,083
Apidos CLO XXXVI 2021-36A D, CME Term SOFR 3 Month + 3.1616%, 7.7790%,
7/20/34 (144A)
‡
11,500,000 11,499,043
Apidos CLO XXXVIII 2021-38A D, CME Term SOFR 3 Month + 3.2116%, 7.8290%,
1/21/34 (144A)
‡
8,360,000 8,363,474
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 7.9875%,
1/25/34 (144A)
‡
3,000,000 3,003,474
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%, 7.9175%,
4/15/34 (144A)
‡
1,250,000 1,250,673
Ares XXVII CLO Ltd. 2013-2A DR2, CME Term SOFR 3 Month + 3.5116%,
8.1288%, 10/28/34 (144A)
‡
2,000,000 2,007,332
Ares XXXIV CLO Ltd. 2015-2A DR, CME Term SOFR 3 Month + 3.3616%,
8.0091%, 4/17/33 (144A)
‡
1,000,000 1,004,851
Atlas Senior Loan Fund Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.9616%,
8.5790%, 1/20/34 (144A)
‡
8,400,000 8,458,075
Atlas Senior Loan Fund Ltd. 2021-18A D, CME Term SOFR 3 Month + 3.9316%,
8.5640%, 1/18/35 (144A)
‡
6,375,000 6,415,922
Bain Capital CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.4973%, 4/16/37 (144A)
‡
3,000,000 3,071,165

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Bain Capital Credit CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1716%,
7.8040%, 4/18/34 (144A)
‡
$ 6,000,000 $ 5,997,676
Bain Capital Credit CLO Ltd. 2021-6A D, CME Term SOFR 3 Month + 3.3616%,
7.9790%, 10/21/34 (144A)
‡
9,500,000 9,532,074
Bain Capital Credit CLO Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.4116%,
8.0379%, 10/23/34 (144A)
‡
2,000,000 2,003,202
Bain Capital Credit CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.6300%,
8.2563%, 4/23/35 (144A)
‡
14,995,000 15,060,002
Bain Capital Credit CLO Ltd. 2022-3A D, CME Term SOFR 3 Month + 3.7000%,
8.3474%, 7/17/35 (144A)
‡
4,880,000 4,901,834
Balboa Bay Loan Funding Ltd. 2023-1A D1R, CME Term SOFR 3 Month +
3.8000%, 8.4174%, 4/20/36 (144A)
‡
3,750,000 3,836,627
Ballyrock CLO 25 Ltd. 2023-25A C, CME Term SOFR 3 Month + 4.7000%,
9.3259%, 1/25/36 (144A)
‡
5,533,056 5,562,016
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 8.5675%,
4/15/35 (144A)
‡
3,600,000 3,624,211
Barings CLO Ltd. 2022-2A D2R, CME Term SOFR 3 Month + 5.0000%, 9.6559%,
7/15/39 (144A)
‡
3,000,000 3,031,749
Beechwood Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.7474%, 1/17/35 (144A)
‡
2,600,000 2,598,855
Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, CME Term SOFR 3 Month +
3.6616%, 8.3175%, 10/15/34 (144A)
‡
2,000,000 2,009,074
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
7.8675%, 10/15/36 (144A)
‡
1,500,000 1,499,610
Blueberry Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9000%,
8.0261%, 10/20/37 (144A)
‡
6,500,000 6,561,730
BlueMountain CLO XXV Ltd. 2019-25A D1R, CME Term SOFR 3 Month +
3.5616%, 8.2175%, 7/15/36 (144A)
‡
5,000,000 5,018,829
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 8.3790%, 10/20/34 (144A)
‡
7,280,000 7,323,590
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 9.2490%, 10/20/34 (144A)
‡
4,500,000 4,503,545
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 7.9559%, 4/15/35 (144A)
‡
10,950,000 10,957,771
BlueMountain CLO XXXIV Ltd. 2022-34A D, CME Term SOFR 3 Month +
3.7500%, 8.3674%, 4/20/35 (144A)
‡
8,000,000 8,040,584
Bryant Park Funding Ltd. 2021-17RA C, CME Term SOFR 3 Month + 4.3716%,
8.9890%, 1/20/35 (144A)
‡
2,000,000 2,000,000
Buckhorn Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.3616%,
7.9940%, 7/18/34 (144A)
‡
5,350,000 5,356,696
Canyon Capital CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%,
8.2675%, 4/15/34 (144A)
‡
5,250,000 5,257,362
Canyon Capital CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%,
7.8473%, 4/15/35 (144A)
‡
2,000,000 2,004,129
Canyon Capital CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.6500%,
8.3059%, 7/15/37 (144A)
‡
2,600,000 2,637,878
Captree Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.2500%,
7.8674%, 7/20/37 (144A)
‡
4,000,000 4,022,771
Carlyle US CLO Ltd. 2021-1A C, CME Term SOFR 3 Month + 3.0616%, 7.7175%,
4/15/34 (144A)
‡
5,150,000 5,149,809
Carlyle US CLO Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.5616%, 8.1790%,
10/20/34 (144A)
‡
3,000,000 3,008,925
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
8.0875%, 1/25/35 (144A)
‡
10,600,000 10,622,526

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2022-2A C, CME Term SOFR 3 Month + 3.5500%, 8.1674%,
4/20/35 (144A)
‡
$ 9,000,000 $ 9,028,623
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 8.0175%,
10/15/35 (144A)
‡
5,800,000 5,808,454
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.7259%,
10/25/36 (144A)
‡
7,700,000 7,769,473
Carlyle US CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 3.8500%,
8.4674%, 4/20/37 (144A)
‡
4,250,000 4,297,064
Carlyle US CLO Ltd. 2022-2A D1R, CME Term SOFR 3 Month + 3.1000%,
0.0000%, 1/20/38 (144A)
‡
10,000,000 10,000,000
CBAM Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 8.6559%,
7/15/37 (144A)
‡
16,330,000 16,467,066
CBAM Ltd. 2019-9A DR, CME Term SOFR 3 Month + 4.1500%, 8.8059%,
7/15/37 (144A)
‡
18,000,000 18,457,942
Cedar Funding IV CLO Ltd. 2014-4A DRR, CME Term SOFR 3 Month + 3.2616%,
7.8879%, 7/23/34 (144A)
‡
3,500,000 3,517,736
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
8.1890%, 4/20/34 (144A)
‡
2,950,000 2,957,852
Cedar Funding X CLO Ltd. 2019-10A DR, CME Term SOFR 3 Month + 3.4616%,
8.0790%, 10/20/32 (144A)
‡
3,500,000 3,505,339
Cedar Funding XII CLO Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.4116%,
8.0375%, 10/25/34 (144A)
‡
2,000,000 2,001,263
CIFC Funding 2021-2A D, CME Term SOFR 3 Month + 2.9116%, 7.5675%,
4/15/34 (144A)
‡
6,000,000 5,983,100
CIFC Funding 2019-V Ltd. 2019-5A CR, CME Term SOFR 3 Month + 3.4116%,
8.0675%, 1/15/35 (144A)
‡
1,000,000 1,002,734
CIFC Funding 2021-V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.5116%,
8.1675%, 7/15/34 (144A)
‡
3,250,000 3,259,813
CIFC Funding 2023-III Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%,
8.8674%, 1/20/37 (144A)
‡
5,000,000 5,097,290
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.9175%,
7/15/36 (144A)
‡
3,700,000 3,702,573
CIFC Funding Ltd. 2017-3A D1R, CME Term SOFR 3 Month + 3.7000%, 8.3174%,
4/20/37 (144A)
‡
4,500,000 4,538,743
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 7.9674%,
4/20/35 (144A)
‡
12,200,000 12,207,318
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 8.1790%,
7/20/34 (144A)
‡
2,750,000 2,751,981
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%, 9.1174%,
4/20/37 (144A)
‡
5,000,000 5,054,217
Crown Point CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.7616%,
8.3790%, 7/20/34 (144A)
‡
6,000,000 6,031,372
Diameter Capital CLO 4 Ltd. 2022-4A C1R, CME Term SOFR 3 Month + 4.3000%,
8.9559%, 1/15/37 (144A)
‡
2,250,000 2,316,467
Dryden 113 CLO Ltd. 2022-113A D1R2, CME Term SOFR 3 Month + 3.1000%,
7.7174%, 10/15/37 (144A)
‡
3,900,000 3,899,963
Dryden 113 CLO Ltd. 2022-113A D2R2, CME Term SOFR 3 Month + 4.5000%,
9.1174%, 10/15/37 (144A)
‡
3,800,000 3,834,505
Dryden 115 CLO Ltd. 2024-115A D, CME Term SOFR 3 Month + 3.8000%,
8.4323%, 4/18/37 (144A)
‡
10,600,000 10,674,680
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
8.2675%, 7/15/35 (144A)
‡
6,500,000 6,524,208
Dryden 78 CLO Ltd. 2020-78A D1AR, CME Term SOFR 3 Month + 3.7500%,
8.3975%, 4/17/37 (144A)
‡
5,500,000 5,554,597

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 78 CLO Ltd. 2020-78A D2R, CME Term SOFR 3 Month + 5.7500%,
10.3975%, 4/17/37 (144A)
‡
$ 4,000,000 $ 4,039,980
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
10.9523%, 4/18/37 (144A)
‡
7,325,000 7,230,818
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
8.1091%, 7/17/34 (144A)
‡
6,000,000 6,014,041
Dryden 90 CLO Ltd. 2021-90A D, CME Term SOFR 3 Month + 3.2616%,
8.3900%, 2/20/35 (144A)
‡
1,000,000 1,000,440
Dryden 94 CLO Ltd. 2022-94A D2R, CME Term SOFR 3 Month + 5.1000%,
9.7559%, 10/15/37 (144A)
‡
3,000,000 3,031,451
Dryden 97 CLO Ltd. 2022-97A D, CME Term SOFR 3 Month + 3.2000%, 7.8174%,
4/20/35 (144A)
‡
3,000,000 2,997,150
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%, 7.7174%,
4/20/35 (144A)
‡
7,300,000 7,285,664
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 8.4975%,
1/25/35 (144A)
‡
7,900,000 7,942,755
Elmwood CLO 14 Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1500%, 7.7674%,
4/20/35 (144A)
‡
1,750,000 1,750,101
Elmwood CLO 16 Ltd. 2022-3A DR, CME Term SOFR 3 Month + 3.8000%,
8.4174%, 4/20/37 (144A)
‡
2,000,000 2,020,507
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
9.5499%, 7/17/37 (144A)
‡
5,500,000 5,557,386
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
9.0389%, 7/17/37 (144A)
‡
2,500,000 2,525,847
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
0.0000%, 10/20/37 (144A)
‡
10,000,000 10,000,000
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.9046%, 10/17/37 (144A)
‡
2,500,000 2,526,511
Elmwood CLO VIII Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.8000%,
8.4174%, 4/20/37 (144A)
‡
12,015,000 12,137,469
Elmwood CLO XI Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%, 7.8290%,
10/20/34 (144A)
‡
2,000,000 2,001,196
Elmwood CLO XII Ltd. 2021-5A D2R, CME Term SOFR 3 Month + 4.3500%,
8.9161%, 10/15/37 (144A)
‡
2,400,000 2,426,206
Fortress Credit BSL XIII Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.8116%,
8.4290%, 7/20/34 (144A)
‡
1,000,000 1,006,196
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
8.4059%, 4/14/35 (144A)
‡
2,500,000 2,515,222
Generate CLO 16 Ltd. 2024-16A D1, CME Term SOFR 3 Month + 3.2500%,
8.2566%, 7/20/37 (144A)
‡
5,000,000 5,056,558
Generate CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
9.5066%, 7/20/37 (144A)
‡
3,500,000 3,539,612
Generate CLO 5 Ltd. 5A D1R, CME Term SOFR 3 Month + 3.7000%, 8.3316%,
7/22/37 (144A)
‡
2,000,000 2,042,529
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A DR, CME Term SOFR 3
Month + 3.1000%, 7.7174%, 4/20/35 (144A)
‡
2,750,000 2,747,902
HPS Loan Management 10-2016 Ltd. 10A-16 CR, CME Term SOFR 3 Month +
3.4116%, 8.0290%, 4/20/34 (144A)
‡
3,743,000 3,748,891
HPS Loan Management 14-2019 Ltd. 14A-19 DR, CME Term SOFR 3 Month +
3.1616%, 7.7875%, 1/25/34 (144A)
‡
1,500,000 1,500,080
Invesco CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.7500%, 8.3674%,
7/20/35 (144A)
‡
1,000,000 1,005,220
KKR CLO 27 Ltd. 27A DR, CME Term SOFR 3 Month + 3.2500%, 7.9059%,
10/15/32 (144A)
‡
1,250,000 1,252,229

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 8.2458%,
10/15/37 (144A)
‡
$ 5,000,000 $ 5,051,528
LCM 33 Ltd. 33A D, CME Term SOFR 3 Month + 3.4616%, 8.0790%, 7/20/34
(144A)
‡
4,500,000 4,502,977
LCM 37 Ltd. 37A D, CME Term SOFR 3 Month + 3.6500%, 8.3059%, 4/15/34
(144A)
‡
3,000,000 3,008,356
LCM 41 Ltd. 41A D1, CME Term SOFR 3 Month + 4.5500%, 9.2059%, 4/15/36
(144A)
‡
15,000,000 15,442,330
LCM XIV LP 14A DR, CME Term SOFR 3 Month + 3.0116%, 7.6290%, 7/20/31
(144A)
‡
2,075,000 2,062,324
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.9324%, 4/18/37 (144A)
‡
2,500,000 2,527,776
Madison Park Funding LXIX Ltd. 2024-69A D1, CME Term SOFR 3 Month +
3.3500%, 8.6842%, 7/25/37 (144A)
‡
7,850,000 7,944,853
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 7.7559%, 10/15/32 (144A)
‡
3,500,000 3,495,888
Madison Park Funding XXXIV Ltd. 2019-34A D1RR, CME Term SOFR 3 Month +
3.3500%, 7.9973%, 10/16/37 (144A)
‡
13,500,000 13,647,510
Madison Park Funding XXXIX Ltd. 2021-39A DR, CME Term SOFR 3 Month +
3.2000%, 7.8316%, 10/22/34 (144A)
‡
8,300,000 8,316,600
Magnetite XVII Ltd. 2016-17A DR2, CME Term SOFR 3 Month + 3.5000%,
8.1174%, 4/20/37 (144A)
‡
3,778,000 3,805,777
Magnetite XXXIX Ltd. 2023-39A D, CME Term SOFR 3 Month + 4.1500%,
8.7759%, 10/25/33 (144A)
‡
1,790,000 1,794,968
Magnetite XXXVIII Ltd. 2024-38A D, CME Term SOFR 3 Month + 3.5000%,
8.1559%, 4/15/37 (144A)
‡
5,000,000 5,041,005
Marathon CLO Ltd. 2021-16A C, CME Term SOFR 3 Month + 3.7616%, 8.4175%,
4/15/34 (144A)
‡
6,100,000 6,116,023
Mariner CLO LLC 2016-3A D1R3, CME Term SOFR 3 Month + 4.1500%, 8.7763%,
1/23/37 (144A)
‡
1,000,000 1,026,107
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 7.9879%, 10/20/34 (144A)
‡
2,640,000 2,644,612
Neuberger Berman CLO XVI-S Ltd. 2017-16SA DR, CME Term SOFR 3 Month +
3.1616%, 7.8175%, 4/15/34 (144A)
‡
2,625,000 2,623,114
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D1R2, CME Term SOFR
3 Month + 3.1000%, 7.7324%, 7/18/38 (144A)
‡
3,750,000 3,764,648
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A DR, CME Term SOFR 3
Month + 3.5116%, 8.1290%, 4/20/31 (144A)
‡
2,000,000 2,012,394
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 7.8089%, 10/16/33 (144A)
‡
3,000,000 2,995,415
Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A D, CME Term SOFR 3
Month + 3.9616%, 8.5790%, 1/19/33 (144A)
‡
3,000,000 3,026,264
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A DR, CME Term SOFR 3
Month + 3.2616%, 7.8790%, 10/20/35 (144A)
‡
1,250,000 1,251,076
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A D, CME Term SOFR 3
Month + 3.0616%, 7.7089%, 7/16/35 (144A)
‡
1,000,000 998,866
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A D, CME Term SOFR 3
Month + 3.2616%, 7.9175%, 10/14/35 (144A)
‡
1,500,000 1,501,063
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A D, CME Term
SOFR 3 Month + 4.5000%, 9.1348%, 10/24/32 (144A)
‡
5,000,000 5,002,707
Newark BSL CLO 2 Ltd. 2017-1A CR, CME Term SOFR 3 Month + 3.4116%,
8.0375%, 7/25/30 (144A)
‡
4,500,000 4,527,019
Northwoods Capital 22 Ltd. 2020-22A DRR, CME Term SOFR 3 Month +
4.9500%, 9.8966%, 9/16/31 (144A)
‡
8,587,000 8,680,704

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Oaktree CLO Ltd. 2019-3A D1R, CME Term SOFR 3 Month + 3.4716%, 8.0890%,
10/20/34 (144A)
‡
$ 2,500,000 $ 2,516,150
Oaktree CLO Ltd. 2024-27A D1, CME Term SOFR 3 Month + 3.0000%, 7.7803%,
10/22/37 (144A)
‡
6,000,000 6,052,438
OCP Aegis CLO Ltd. 2023-29A D, CME Term SOFR 3 Month + 5.0000%,
9.6174%, 1/20/35 (144A)
‡
8,000,000 8,030,304
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 7.8290%,
7/20/34 (144A)
‡
4,515,000 4,530,339
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 8.0290%,
10/20/34 (144A)
‡
2,000,000 2,006,208
OCP CLO Ltd. 2024-31A D, CME Term SOFR 3 Month + 3.9500%, 8.5674%,
4/20/37 (144A)
‡
18,670,000 19,131,534
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 9.7820%,
7/20/37 (144A)
‡
3,750,000 3,790,886
OCP CLO Ltd. 2024-34A D1, CME Term SOFR 3 Month + 2.9000%, 7.8527%,
10/15/37 (144A)
‡
3,750,000 3,779,778
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 7.9675%,
7/15/34 (144A)
‡
1,750,000 1,750,464
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 8.1175%,
10/15/34 (144A)
‡
2,000,000 2,004,714
Octagon 57 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 8.0175%,
10/15/34 (144A)
‡
3,750,000 3,754,381
Octagon 70 Alto Ltd. 2023-1A D, CME Term SOFR 3 Month + 4.0900%, 8.7074%,
10/20/36 (144A)
‡
7,500,000 7,598,291
Octagon Investment Partners 18-R Ltd. 2018-18A C, CME Term SOFR 3 Month +
2.9616%, 7.6089%, 4/16/31 (144A)
‡
8,255,000 8,244,549
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 7.9324%, 7/18/39 (144A)
‡
4,000,000 4,020,719
Octagon Investment Partners 41 Ltd. 2019-2A DR, CME Term SOFR 3 Month +
3.4616%, 8.1175%, 10/15/33 (144A)
‡
7,850,000 7,872,422
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 8.1675%, 10/15/34 (144A)
‡
10,600,000 10,629,160
OHA Credit Partners VII Ltd. 2012-7A D1R3, CME Term SOFR 3 Month + 3.1616%,
8.2900%, 2/20/34 (144A)
‡
5,970,000 5,976,443
OHA Credit Partners XVI 2021-16A D2R, CME Term SOFR 3 Month + 4.1500%,
8.7824%, 10/18/37 (144A)
‡
4,500,000 4,546,103
OHA Loan Funding Ltd. 2015-1A DR3, CME Term SOFR 3 Month + 3.4616%,
8.0790%, 1/19/37 (144A)
‡
4,750,000 4,700,410
OHA Loan Funding Ltd. 2016-1A D1R2, CME Term SOFR 3 Month + 3.0500%,
7.6674%, 7/20/37 (144A)
‡
4,500,000 4,515,647
OHA Loan Funding Ltd. 2016-1A D2R2, CME Term SOFR 3 Month + 4.3500%,
8.9674%, 7/20/37 (144A)
‡
4,000,000 4,044,772
Palmer Square CLO Ltd. 2015-1A CR4, CME Term SOFR 3 Month + 3.1116%,
8.2377%, 5/21/34 (144A)
‡
3,000,000 2,997,207
Palmer Square CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.1616%,
7.8175%, 7/15/34 (144A)
‡
4,000,000 4,000,356
Palmer Square CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%,
7.8675%, 10/15/34 (144A)
‡
12,000,000 12,004,957
Palmer Square CLO Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2116%,
7.8675%, 1/15/35 (144A)
‡
4,360,000 4,363,521
Palmer Square CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.0500%,
7.6674%, 4/20/35 (144A)
‡
1,000,000 999,656
Palmer Square CLO Ltd. 2018-2A CR, CME Term SOFR 3 Month + 3.9000%,
8.5473%, 4/16/37 (144A)
‡
4,000,000 4,040,954

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Parallel Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.7116%, 8.3675%, 7/15/34
(144A)
‡
$ 2,750,000 $ 2,753,491
Peace Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%, 7.8290%,
10/20/34 (144A)
‡
4,750,000 4,752,039
Peebles Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.5000%,
8.1174%, 4/21/37 (144A)
‡
8,000,000 8,064,322
Point Au Roche Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.0616%,
7.6790%, 7/20/34 (144A)
‡
4,008,644 4,002,927
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 7.8174%,
4/20/35 (144A)
‡
10,750,000 10,746,420
Post CLO Ltd. 2023-1A D, CME Term SOFR 3 Month + 5.2500%, 9.8674%,
4/20/36 (144A)
‡
8,205,000 8,304,392
PPM CLO 2 Ltd. 2019-2A DR2A, CME Term SOFR 3 Month + 4.6600%,
9.3073%, 4/16/37 (144A)
‡
10,000,000 10,297,542
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
10.2173%, 4/16/37 (144A)
‡
4,000,000 3,844,255
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 8.9214%,
7/20/37 (144A)
‡
10,000,000 10,144,491
Rad CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.0116%, 7.6379%,
4/23/34 (144A)
‡
8,000,000 8,028,348
RAD CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.3116%, 7.9290%,
1/20/34 (144A)
‡
3,900,000 3,902,842
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 9.9059%,
4/15/36 (144A)
‡
2,412,000 2,439,754
RAD CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 10.3674%,
4/20/35 (144A)
‡
1,000,000 1,003,673
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.0259%,
1/25/33 (144A)
‡
3,250,000 3,271,725
Rad CLO 25 Ltd. 2024-25A D1, CME Term SOFR 3 Month + 3.1500%, 8.4706%,
7/20/37 (144A)
‡
10,000,000 10,101,412
Rad CLO 5 Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.4116%, 8.0464%,
7/24/32 (144A)
‡
1,000,000 1,005,629
REESE PARK CLO Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.1616%,
7.8175%, 10/15/34 (144A)
‡
13,250,000 13,243,713
Regatta XIX Funding Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.3000%,
7.9174%, 4/20/35 (144A)
‡
1,000,000 1,001,838
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
8.0175%, 10/15/34 (144A)
‡
1,850,000 1,854,663
Riserva CLO Ltd. 2016-3A DRR, CME Term SOFR 3 Month + 3.5116%, 8.1440%,
1/18/34 (144A)
‡
7,250,000 7,268,975
Rockford Tower CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%,
8.1290%, 7/20/34 (144A)
‡
2,000,000 2,004,967
Rockford Tower CLO Ltd. 2020-1A D1R, CME Term SOFR 3 Month + 4.6000%,
9.2174%, 1/20/36 (144A)
‡
5,500,000 5,538,750
Rockford Tower CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.4674%, 4/20/37 (144A)
‡
4,000,000 4,097,966
Romark CLO II Ltd. 2018-2A D, CME Term SOFR 3 Month + 6.5116%, 11.1375%,
7/25/31 (144A)
‡
6,100,000 6,107,885
Romark CLO III Ltd. 2019-3A CR, CME Term SOFR 3 Month + 3.5616%, 8.2175%,
10/15/34 (144A)
‡
6,500,000 6,509,067
Romark CLO IV Ltd. 2021-4A C2, CME Term SOFR 3 Month + 5.2616%, 9.9376%,
7/10/34 (144A)
‡
1,500,000 1,509,453
Romark CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.8916%, 8.5475%,
1/15/35 (144A)
‡
3,735,000 3,757,307

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 17 Ltd. 2021-17A C, CME Term SOFR 3 Month + 3.2116%, 7.8675%, 7/15/34
(144A)
‡
$ 4,000,000 $ 3,998,964
RR 6 Ltd. 2019-6A CR, CME Term SOFR 3 Month + 3.1616%, 7.8175%, 4/15/36
(144A)
‡
1,000,000 998,938
RR 7 Ltd. 2019-7A C1B, CME Term SOFR 3 Month + 3.1000%, 7.7559%, 1/15/37
(144A)
‡
1,000,000 999,035
RRX 5 Ltd. 2021-5A C, CME Term SOFR 3 Month + 3.3616%, 8.0175%, 7/15/34
(144A)
‡
1,000,000 1,001,029
Sandstone Peak II Ltd. 2023-1A D, CME Term SOFR 3 Month + 6.0200%,
10.6374%, 7/20/36 (144A)
‡
7,000,000 7,000,000
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.4759%, 4/25/37 (144A)
‡
6,750,000 6,915,287
Sandstone Peak Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.3500%,
8.0059%, 10/15/34 (144A)
‡
10,375,000 10,491,750
Signal Peak CLO 1 Ltd. 2014-1A DR3, CME Term SOFR 3 Month + 3.6616%,
8.3091%, 4/17/34 (144A)
‡
2,000,000 2,006,820
Signal Peak CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.4616%,
8.0964%, 1/24/35 (144A)
‡
1,500,000 1,502,964
Signal Peak CLO 5 Ltd. 2018-5A D1R, CME Term SOFR 3 Month + 4.2000%,
8.8259%, 4/25/37 (144A)
‡
6,000,000 6,157,778
Signal Peak CLO 5 Ltd. 2018-5A D2R, CME Term SOFR 3 Month + 5.2500%,
9.8759%, 4/25/37 (144A)
‡
2,000,000 2,019,922
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
7.8790%, 7/20/34 (144A)
‡
6,500,000 6,526,418
Sixth Street CLO XVI Ltd. 2020-16A DR, CME Term SOFR 3 Month + 4.6500%,
9.2674%, 1/20/37 (144A)
‡
2,350,000 2,375,819
Southwick Park CLO LLC 2019-4A DR, CME Term SOFR 3 Month + 3.2116%,
7.8290%, 7/20/32 (144A)
‡
4,380,000 4,385,348
Symphony CLO XXXI Ltd. 2022-31A D, CME Term SOFR 3 Month + 3.2000%,
7.8316%, 4/22/35 (144A)
‡
1,500,000 1,499,556
Symphony CLO XXXIII Ltd. 2022-33A D, CME Term SOFR 3 Month + 3.7000%,
8.3348%, 4/24/35 (144A)
‡
10,000,000 10,050,045
TCW CLO Ltd. 2020-1A DRR, CME Term SOFR 3 Month + 3.6616%, 8.2790%,
4/20/34 (144A)
‡
9,750,000 9,766,551
TCW CLO Ltd. 2017-1A DRR, CME Term SOFR 3 Month + 3.9316%, 8.5363%,
10/29/34 (144A)
‡
8,000,000 8,051,814
TICP CLO VIII Ltd. 2017-8A CR, CME Term SOFR 3 Month + 3.6616%, 8.2790%,
10/20/34 (144A)
‡
2,000,000 2,008,211
TICP CLO XIII Ltd. 2019-13A DR, CME Term SOFR 3 Month + 3.4116%, 8.0675%,
4/15/34 (144A)
‡
2,000,000 2,005,119
TRESTLES CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.3616%,
7.9790%, 10/20/34 (144A)
‡
3,000,000 3,009,460
Trinitas CLO VII Ltd. 2017-7A D2R, CME Term SOFR 3 Month + 3.5616%,
8.1875%, 1/25/35 (144A)
‡
4,500,000 4,508,741
Trinitas CLO VII Ltd. 2017-7A D1R, CME Term SOFR 3 Month + 3.7616%,
8.3875%, 1/25/35 (144A)
‡
3,000,000 3,011,854
Trinitas CLO XII Ltd. 2020-12A D, CME Term SOFR 3 Month + 4.2616%, 8.8875%,
4/25/33 (144A)
‡
5,000,000 5,033,359
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%, 8.1790%,
7/20/34 (144A)
‡
2,250,000 2,256,919
Trinitas CLO XVII Ltd. 2021-17A D, CME Term SOFR 3 Month + 3.7616%,
8.3790%, 10/20/34 (144A)
‡
6,300,000 6,316,994
Trinitas CLO XXIV Ltd. 2024-24A D1, CME Term SOFR 3 Month + 4.1000%,
8.7259%, 4/25/37 (144A)
‡
4,000,000 4,089,962

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Unity-Peace Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.5000%,
8.1174%, 4/20/35 (144A)
‡
$ 4,000,000 $ 4,012,519
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
8.1090%, 10/20/34 (144A)
‡
2,000,000 2,003,713
Venture XXII CLO Ltd. 2015-22A DR, CME Term SOFR 3 Month + 3.0116%,
7.6675%, 1/15/31 (144A)
‡
2,500,000 2,401,943
Voya CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.0116%, 7.6675%,
7/15/31 (144A)
‡
1,519,000 1,521,841
Voya CLO Ltd. 2017-3A CR, CME Term SOFR 3 Month + 3.4116%, 8.0290%,
4/20/34 (144A)
‡
2,260,000 2,262,945
Voya CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4116%, 8.0675%,
7/15/34 (144A)
‡
1,150,000 1,152,290
Voya CLO Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.3616%, 7.9790%,
7/19/34 (144A)
‡
1,375,000 1,377,013
Voya CLO Ltd. 2020-3A DR, CME Term SOFR 3 Month + 3.5116%, 8.1290%,
10/20/34 (144A)
‡
2,480,000 2,487,040
Voya CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%, 8.1290%,
10/20/34 (144A)
‡
4,030,000 4,041,307
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 8.1175%,
1/15/35 (144A)
‡
1,250,000 1,252,515
Voya CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.0500%, 7.4987%,
10/15/37 (144A)
‡
3,000,000 3,000,000
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
7.7790%, 1/20/35 (144A)
‡
2,350,000 2,348,394
Whitebox CLO II Ltd. 2020-2A DR, CME Term SOFR 3 Month + 3.6116%,
8.2464%, 10/24/34 (144A)
‡
250,000 252,064
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 8.0790%,
1/20/35 (144A)
‡
15,000,000 15,015,109
Wind River CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 4.7000%, 9.3174%,
7/20/35 (144A)
‡
8,000,000 8,171,023
Total Collateralized Loan Obligations (cost $1,129,879,007) 1,135,805,743
Investment Companies - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $8,960,001) 8,958,210 8,960,001
Total Investments (total cost $ 1,138,839,008 ) - 101.7% 1,144,765,744
Liabilities, net of Cash, Receivables and Other Assets - (1.7%) (19,147,798)
Net Assets - 100.0% $1,125,617,946
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,144,765,744 100.0%

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 0.8%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 54,932,735 $ (54,978,555) $ 45,820 $ – $ – – $ 792,410
Money Market Funds - 0.8%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
2,549,332 610,734,499 (604,327,736) 3,906 – 8,960,001 8,958,210 486,448
Total Affiliated Investments
- 0.8% $2,549,332 $665,667,234 $(659,306,291) $49,726 $– $8,960,001 $1,278,858

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 13
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $1,135,805,743 which represents 100.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,135,805,743 $ — $ 1,135,805,743
Investment Companies — 8,960,001 — 8,960,001
Total Assets $ — $ 1,144,765,744 $ — $ 1,144,765,744

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
October 31, 2024
14 October 31, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,129,879,007) $ 1,135,805,743
Affiliated investments, at value (cost $8,960,001) 8,960,001
Cash 58,322
Receivables:
Interest 5,059,119
Total Assets 1,149,883,185
Liabilities:
Payables:
Investments purchased 23,840,279
Management fees 424,960
Total Liabilities 24,265,239
Commitments and contingent liabilities
Net Assets $ 1,125,617,946
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,116,877,749
Total distributable earnings (loss) 8,740,197
Total Net Assets $ 1,125,617,946
Net Assets $ 1,125,617,946
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 22,850,000
Net Asset Value Per Share $ 49 .26

Janus Henderson B-BBB CLO ETF
Statement of Operations
For the year ended October 31, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 48,837,540
Dividends from affiliates 1,278,858
Total Investment Income 50,116,398
Expenses:
Management Fees 2,730,439
Total Expenses 2,730,439
Less: Excess Expense Reimbursement and Waivers (23,073)
Net Expenses 2,707,366
Net Investment Income/(Loss) 47,409,032
Net Realized Gain/(Loss) on Investments:
Investments $ 1,094,969
Investments in affiliates 49,726
Total Net Realized Gain/(Loss) on Investments $ 1,144,695
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 8,813,363
Total Change in Unrealized Net Appreciation/Depreciation $ 8,813,363
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 57,367,090

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
16 October 31, 2024
See Notes to Financial Statements.
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Operations:
Net investment income/(loss) $ 47,409,032 $ 7,605,424
Net realized gain/(loss) on investments 1,144,695 (2,456,663)
Change in unrealized net appreciation/depreciation 8,813,363 7,183,259
Net Increase/(Decrease) in Net Assets Resulting from Operations 57,367,090 12,332,020
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (42,200,013) (7,139,781)
Net Decrease from Dividends and Distributions to Shareholders (42,200,013) (7,139,781)
Capital Share Transactions 977,184,193 49,464,555
Net Increase/(Decrease) in Net Assets 992,351,270 54,656,794
Net Assets: — —
Beginning of Year   133,266,676 78,609,882
End of Year $ 1,125,617,946 $ 133,266,676

Janus Henderson B-BBB CLO ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $46.76 $43.67 $50.00
Income/(Loss) from Investment Operations: — — —
Net investment income/(loss)
(2)
3.99 3.88 1.80
Net realized and unrealized gain/(loss) 2.32 2.90 (6.71)
Total from Investment Operations 6.31 6.78 (4.91)
Less Dividends and Distributions: — — —
Dividends (from net investment income) (3.81) (3.69) (1.42)
Total Dividends and Distributions (3.81) (3.69) (1.42)
Net Asset Value, End of Period $49.26 $46.76 $43.67
Total Return
*
13.99% 16.05% (9.96)%
(3)
Net assets, End of Period (in thousands) $1,125,618 $133,267 $78,610
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.47% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.47% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 8.19% 8.44% 4.75%
Portfolio Turnover Rate
(4)
90% 53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
18 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations
("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
20 October 31, 2024
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
22 October 31, 2024
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.47% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2024, the Adviser waived $23,073 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
Daily Net Assets Fee Rate
$0-$500 Million 0.49%
Over $500 Million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$8,050,653 $— $(3,699,413) $— $— $4,388,957

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
24 October 31, 2024
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2024, capital loss carryovers of $765,080 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,507,530) $(2,191,883) $(3,699,413)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,140,376,787 $7,355,989 $(2,967,032) $4,388,957
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$42,200,013 $— $— $—
For the year ended October 31, 2023
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$7,139,781 $— $— $—

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2024 Year Ended October 31, 2023
Shares Amount Shares Amount
Shares sold 21,400,000 $ 1,045,640,745 1,250,000 $ 58,359,146
Shares repurchased (1,400,000) (68,456,552) (200,000) (8,894,591)
Net Increase/(Decrease) 20,000,000 $ 977,184,193 1,050,000 $ 49,464,555
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,475,905,538 $515,857,376 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$28,451,832 $— $— $—

Janus Henderson B-BBB CLO ETF
Report of Independent Registered Public Accounting Firm
26 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson B-BBB CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson B-BBB CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund")
as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period January 11, 2022
(commencement of operations) through October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31,
2024 and for the period January 11, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson B-BBB CLO ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 27
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2024:
Qualified Interest Income Percentage 1.09%

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
28 October 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93094 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Securitized Income ETF
Janus Detroit Street Trust

Janus Henderson Securitized Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 43.3%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 1,824,884 $ 1,872,497
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 204,738 205,056
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 135,073 135,789
ACHV ABS TRUST, 7.2900%, 4/25/31 (144A) 1,000,000 1,012,658
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 254,567
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 255,320
Affirm Asset Securitization Trust, 7.1100%, 11/15/28 (144A) 110,831 111,192
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 250,000 253,289
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 254,331
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 750,000 755,173
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 500,000 503,448
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 503,425
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 704,795
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,527,159
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 501,644
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 661,250 669,856
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 842,356 849,610
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 505,414 511,614
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 2,000,000 1,999,204
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,200,000 1,199,447
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 2,055,285 2,077,065
AMCR ABS Trust, 7.6600%, 1/21/31 (144A) 164,461 165,153
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 376,887
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 504,161
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,534,711
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 202,348
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 6.9068%,
12/26/31 (144A)
‡
1,637,466 1,637,456
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 8.4568%,
12/26/31 (144A)
‡
965,032 964,603
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 6.6568%,
6/25/47 (144A)
‡
885,294 888,517
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.6068%,
6/25/47 (144A)
‡
442,647 447,805
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 509,700
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 374,732 379,187
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 500,000 506,455
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 202,763
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 513,587
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,511,217
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 506,217
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,844,214 1,878,212
CarMax Auto Owner Trust, 6.0000%, 7/15/30 750,000 754,451
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,547,595
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 1,371,664 1,314,413
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 97,588
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 97,117
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 150,409
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 76,356
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 122,026 116,147
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 231,633 179,868
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 986,898
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 2,250,000 2,220,587
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 305,263 309,800

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) $ 250,000 $ 241,492
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 254,054
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 999,874
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 947,520 939,921
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 947,520 943,373
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 230,555 224,506
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 300,000 298,611
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 709,812
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 304,792
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 503,036
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 762,008
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 1,250,000 1,261,543
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,582,152
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,218,220
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,227,466
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,028,350
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 1,800,000 1,841,754
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,307,361 1,315,693
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,495,354 3,498,902
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
270,460 266,578
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
969,841 921,200
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 2,500,000 2,504,813
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,500,000 1,554,651
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 158,051 156,283
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 426,578
Gracie Point International Funding, SOFR90A + 4.5000%, 9.8685%, 9/1/26
(144A)
‡
2,000,000 2,020,186
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 7.4684%, 3/1/28
(144A)
‡
1,724,000 1,729,395
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 8.8684%, 3/1/28
(144A)
‡
500,000 502,367
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 12.5184%, 3/1/28
(144A)
‡
600,000 600,607
Hertz Vehicle Financing LLC, 3.9800%, 12/26/25 (144A) 833,333 829,067
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,563,081
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 8.0403%,
5/20/32 (144A)
‡
2,488,416 2,493,535
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 10.1403%,
5/20/32 (144A)
‡
829,472 833,570
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 7.4552%,
10/20/32 (144A)
‡
2,830,000 2,830,000
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 8.8552%,
10/20/32 (144A)
‡
1,800,000 1,800,000
JPMorgan Chase Bank NA-CACLN, 8.4820%, 12/26/28 (144A) 1,900,000 1,926,052
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 506,511
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,701,856
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 509,459
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,568,991
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 1,500,000 1,540,699
Lendingpoint Asset Securitization Trust, 6.5600%, 2/15/30 (144A) 7,438 7,438
Libra Solutions LLC, 7.0000%, 2/15/35 (144A) 447,606 448,585
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,966,206
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 691,044 695,036
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 301,446

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) $ 700,000 $ 708,496
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 908,201
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 518,663
Mercury Financial Credit Card Master Trust, 8.0400%, 9/20/27 (144A) 1,000,000 1,003,202
Mercury Financial Credit Card Master Trust, 9.5900%, 9/20/27 (144A) 690,000 693,286
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 750,000 759,329
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 1,610,228 1,621,422
New Economy Assets Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 562,155
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 459,706 411,622
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,011,391
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,031,077
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 242,919
Pear LLC, 6.9500%, 2/15/36 (144A) 411,074 414,416
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 409,689
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 435,553
PRET LLC, 8.1115%, 11/25/53 (144A)
Ç
445,921 455,329
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 500,000 505,680
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 757,008
PRPM LLC, 2.4870%, 11/25/26 (144A)
Ç
1,118,423 1,104,338
RAM LLC, 6.6690%, 2/15/39 (144A) 162,312 163,196
RAM LLC, 7.7850%, 2/15/39 (144A) 548,157 552,752
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
958,221 960,206
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,565,274 1,553,425
Reach Abs Trust, 6.9000%, 2/18/31 (144A) 750,000 764,496
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 417,457 419,783
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,017,546
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
8.0700%, 4/25/48 (144A)
‡
320,548 326,389
Saluda Grade Alternative Mortgage Trust, 8.9480%, 8/25/53 (144A) 675,667 697,719
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
850,147 877,627
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 146,041 145,963
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 2,000,000 2,019,925
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 4,000,000 4,041,761
Santander Bank Auto Credit-Linked Notes, 6.7930%, 8/16/32 (144A) 22,250 22,276
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 151,773 154,408
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 463,932 470,216
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 2,319,659 2,353,058
Santander Bank NA, 1.8330%, 12/15/31 (144A) 77,277 77,047
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 356,460 350,803
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,008,751
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 850,910 849,823
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 1,000,000 993,359
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,290,891
STRU, 6.3100%, 12/25/54 6,236,000 6,236,974
STRU JP, 6.3568%, 12/25/24
‡
12,477,000 12,477,000
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 930,602
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
857,824 857,288
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
1,083,710 1,081,678
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 504,512
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,533,188
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,500,000 1,497,638
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,529,024
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,015,674
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 333,357 331,710

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Upstart Securitization Trust, 2.4900%, 11/20/31 (144A) $ 139,835 $ 139,384
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 518,476
US Auto Funding Trust, 3.9800%, 4/15/25 (144A) 61,705 61,058
US Bank NA, 6.7890%, 8/25/32 (144A) 599,325 606,533
US Bank NA, 9.7850%, 8/25/32 (144A) 149,831 153,386
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,528,844
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,170,016
VCAT LLC, 5.1150%, 3/27/51 (144A)
Ç
8,662 8,635
Vertical Bridge Holdings LLC, 3.2290%, 9/15/50 (144A) 1,750,000 1,705,173
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 156,586 149,971
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 174,941 174,989
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 912,914 926,339
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 456,457 450,860
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,439,517
Total Asset-Backed Securities (cost $165,174,620) 166,790,761
Collateralized Loan Obligations - 2.1%
CIFC Funding 2022-II Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.1500%,
7.7674%, 4/19/35 (144A)
‡
1,000,000 999,748
OCP Aegis CLO Ltd. 2023-29A D, CME Term SOFR 3 Month + 5.0000%,
9.6174%, 1/20/35 (144A)
‡
2,000,000 2,007,576
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
7.2759%, 4/25/37 (144A)
‡
2,500,000 2,529,403
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.4074%,
1/20/32 (144A)
‡
2,500,000 2,492,846
Total Collateralized Loan Obligations (cost $8,004,112) 8,029,573
Corporate Bond - 0.4%
Financial - 0.4%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $1,404,040) 1,417,000 1,413,943
Mortgage-Backed Securities - 85.0%
ABL , 7.4570% , 9/25/29 (144A)
Ç
2,160,000 2,156,528
Angel Oak Mortgage Trust
4.9500%, 7/25/68 (144A)
Ç
2,334,803 2,278,144
4.8000%, 11/26/68 (144A)
Ç
129,196 125,487
BAMLL Commercial Mortgage Securities Trust , 3.5958% , 4/14/33 (144A)
‡
1,000,000 977,830
BAMLL Re-REMIC Trust
1.5089%, 11/27/48 (144A)
‡
400,119 364,169
1.6080%, 11/27/48 (144A)
‡
400,000 368,675
1.2490%, 7/27/50 (144A)
‡
1,600,000 1,239,418
1.2490%, 7/27/50 (144A)
‡
1,350,000 1,125,458
BMP , CME Term SOFR 1 Month + 2.3905% , 7.1944% , 6/15/41 (144A)
‡
3,600,000 3,592,256
BPR Trust
5.8500%, 11/5/29 (144A)
‡
610,000 574,553
5.8500%, 11/5/29 (144A)
‡
1,000,000 977,918
BRAVO Residential Funding Trust , 4.8500% , 9/25/62 (144A)
Ç
355,908 350,845
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,247,262
5.0000%, 9/25/64 (144A) 1,750,000 1,683,366
BX , CME Term SOFR 1 Month + 2.3645% , 7.1685% , 1/15/34 (144A)
‡
1,283,520 1,263,159
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 8.2420%, 11/15/28 (144A)
‡
500,000 504,468
CME Term SOFR 1 Month + 2.6897%, 7.4937%, 3/15/34 (144A)
‡
2,000,000 1,999,639
CME Term SOFR 1 Month + 2.1145%, 6.9184%, 9/15/36 (144A)
‡
3,583,000 3,567,579
CME Term SOFR 1 Month + 2.2145%, 7.0185%, 10/15/37 (144A)
‡
1,918,000 1,894,974

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BX Commercial Mortgage Trust - (continued)
CME Term SOFR 1 Month + 1.4668%, 6.2708%, 5/15/38 (144A)
‡
$ 175,000 $ 173,033
CME Term SOFR 1 Month + 2.0668%, 6.8708%, 5/15/38 (144A)
‡
2,067,100 2,045,547
CME Term SOFR 1 Month + 1.5145%, 6.3185%, 6/15/38 (144A)
‡
2,411,029 2,390,612
CME Term SOFR 1 Month + 1.9409%, 6.7449%, 2/15/39 (144A)
‡
309,909 308,651
CME Term SOFR 1 Month + 2.6898%, 7.4938%, 2/15/39 (144A)
‡
309,909 309,812
CME Term SOFR 1 Month + 3.0892%, 7.8932%, 8/15/39 (144A)
‡
2,500,000 2,514,717
CME Term SOFR 1 Month + 2.6898%, 7.4938%, 3/15/41 (144A)
‡
1,941,592 1,937,906
7.7127%, 8/13/41 (144A)
‡
2,800,000 2,753,527
CME Term SOFR 1 Month + 2.2412%, 7.0452%, 10/15/41 (144A)
‡
2,000,000 2,000,924
CME Term SOFR 1 Month + 2.7905%, 7.5944%, 10/15/41 (144A)
‡
1,000,000 1,004,273
CME Term SOFR 1 Month + 2.8796%, 7.8796%, 10/15/41 (144A)
‡
850,000 848,900
CME Term SOFR 1 Month + 3.9266%, 8.9266%, 10/15/41 (144A)
‡
850,000 847,462
BX Trust
CME Term SOFR 1 Month + 3.4640%, 8.2680%, 10/15/26 (144A)
‡
2,040,266 1,975,581
CME Term SOFR 1 Month + 2.4401%, 7.2440%, 7/15/29 (144A)
‡
1,000,000 999,089
CME Term SOFR 1 Month + 2.8894%, 7.6934%, 7/15/29 (144A)
‡
1,000,000 1,000,218
CME Term SOFR 1 Month + 2.3590%, 7.1630%, 10/15/36 (144A)
‡
1,500,000 1,488,430
CME Term SOFR 1 Month + 2.7080%, 7.5120%, 10/15/36 (144A)
‡
2,088,000 2,062,002
CME Term SOFR 1 Month + 2.1110%, 6.9149%, 4/15/39 (144A)
‡
100,095 97,408
CME Term SOFR 1 Month + 2.9592%, 7.7631%, 4/15/39 (144A)
‡
625,392 607,822
CME Term SOFR 1 Month + 2.6400%, 7.4440%, 2/15/41 (144A)
‡
2,000,000 1,969,030
CME Term SOFR 1 Month + 1.9412%, 6.7451%, 4/15/41 (144A)
‡
1,483,611 1,481,581
CME Term SOFR 1 Month + 2.6901%, 7.4941%, 4/15/41 (144A)
‡
1,730,880 1,732,536
3.9440%, 12/9/41 (144A)
‡
2,000,000 1,758,923
BXHPP Trust
CME Term SOFR 1 Month + 1.0145%, 5.8185%, 8/15/36 (144A)
‡
250,000 236,857
CME Term SOFR 1 Month + 1.2145%, 6.0185%, 8/15/36 (144A)
‡
1,950,000 1,820,472
BXP Trust
3.4248%, 6/13/39 (144A)
‡
1,000,000 922,965
3.4248%, 6/13/39 (144A)
‡
2,000,000 1,815,033
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) 1,700,000 1,423,141
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 7.9540% , 9/15/38 (144A)
‡
750,000 745,356
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 6.4068% , 2/25/50 (144A)
‡
323,505 304,320
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,829,819
CME Term SOFR 1 Month + 1.8410%, 6.6269%, 6/15/41 (144A)
‡
1,500,000 1,491,076
CME Term SOFR 1 Month + 2.8890%, 7.6749%, 6/15/41 (144A)
‡
1,250,000 1,253,721
CME Term SOFR 1 Month + 3.2890%, 8.0749%, 6/15/41 (144A)
‡
1,250,000 1,245,314
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 6.4457% , 8/15/41 (144A)
‡
2,000,000 1,999,700
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 6.4068%, 10/25/41 (144A)
‡
782,282 783,259
SOFR30A + 3.1000%, 7.9568%, 10/25/41 (144A)
‡
3,372,000 3,461,114
SOFR30A + 1.6500%, 6.5068%, 12/25/41 (144A)
‡
2,499,572 2,513,698
SOFR30A + 2.7500%, 7.6068%, 12/25/41 (144A)
‡
2,250,000 2,299,205
SOFR30A + 3.0000%, 7.8568%, 1/25/42 (144A)
‡
1,500,000 1,537,889
SOFR30A + 3.9000%, 8.7568%, 7/25/43 (144A)
‡
375,000 394,140
SOFR30A + 1.5000%, 6.3568%, 10/25/43 (144A)
‡
514,828 515,948
SOFR30A + 3.5500%, 8.4068%, 10/25/43 (144A)
‡
1,730,000 1,804,364
SOFR30A + 1.8000%, 6.6568%, 1/25/44 (144A)
‡
360,000 362,751
SOFR30A + 1.1000%, 5.9568%, 2/25/44 (144A)
‡
2,288,519 2,288,353
SOFR30A + 1.8000%, 6.6568%, 2/25/44 (144A)
‡
331,138 332,873
SOFR30A + 1.9500%, 6.8068%, 3/25/44 (144A)
‡
788,000 794,576
SOFR30A + 1.7000%, 6.5568%, 7/25/44 (144A)
‡
3,000,000 3,014,298

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CSMC Trust , CME Term SOFR 1 Month + 2.1145% , 6.9185% , 11/15/38 (144A)
‡
$ 2,000,000 $ 1,974,719
DBGS Mortgage Trust
CME Term SOFR 1 Month + 1.5960%, 6.4000%, 5/15/35 (144A)
‡
187,500 185,245
CME Term SOFR 1 Month + 1.9960%, 6.8000%, 5/15/35 (144A)
‡
1,275,000 1,256,224
CME Term SOFR 1 Month + 2.2960%, 7.1000%, 5/15/35 (144A)
‡
1,230,000 1,210,462
DC Trust , 7.0360% , 4/13/40 (144A)
‡
1,500,000 1,515,498
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 6.0685% , 10/15/43
(144A)
‡
1,250,000 1,184,617
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
8.6185% , 7/15/38 (144A)
‡
2,222,143 2,232,279
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.5068%, 1/25/34 (144A)
‡
92,139 92,562
SOFR30A + 2.1000%, 6.9568%, 9/25/41 (144A)
‡
715,000 720,669
SOFR30A + 3.3500%, 8.2068%, 9/25/41 (144A)
‡
2,000,000 2,045,891
SOFR30A + 1.8000%, 6.6568%, 11/25/41 (144A)
‡
3,935,000 3,971,589
SOFR30A + 3.6500%, 8.5068%, 11/25/41 (144A)
‡
1,000,000 1,032,276
SOFR30A + 2.3500%, 7.2068%, 12/25/41 (144A)
‡
1,600,000 1,613,620
SOFR30A + 3.7500%, 8.6068%, 12/25/41 (144A)
‡
1,035,000 1,064,211
SOFR30A + 2.0000%, 6.8568%, 6/25/43 (144A)
‡
3,114,502 3,126,924
SOFR30A + 1.9500%, 6.8068%, 2/25/44 (144A)
‡
382,632 384,065
SOFR30A + 2.0000%, 6.8568%, 3/25/44 (144A)
‡
3,000,000 3,010,177
SOFR30A + 1.8000%, 6.6568%, 8/25/44 (144A)
‡
2,000,000 2,006,360
SOFR30A + 1.4500%, 6.4769%, 10/25/44 (144A)
‡
1,468,429 1,469,772
FHLMC UMBS
Pool # SD3846, 6.0000%, 9/1/53 451,091 454,794
Pool # SD3857, 6.0000%, 9/1/53 129,143 130,203
FHLMC, REMIC , SOFR30A + 1.1500% , 6.0068% , 8/25/54
‡
5,153,623 5,168,636
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A)
Ç
2,353,524 2,229,736
3.5000%, 4/25/74 (144A) 2,995,922 2,824,570
FNMA , SOFR30A + 3.3000% , 8.1568% , 11/25/41 (144A)
‡
700,000 718,403
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 6.8568% , 11/25/41
(144A)
‡
941,210 946,188
FNMA UMBS , 6.0000% , 4/1/53 128,522 129,822
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
2,495,000 2,065,598
3.0000%, TBA, 30 Year Maturity
(b)
3,590,000 3,090,172
4.0000%, TBA, 30 Year Maturity
(b)
2,960,000 2,735,839
4.5000%, TBA, 30 Year Maturity
(b)
3,680,000 3,494,366
5.0000%, TBA, 30 Year Maturity
(b)
28,875,000 28,047,096
5.5000%, TBA, 30 Year Maturity
(b)
24,080,000 23,845,027
6.0000%, TBA, 30 Year Maturity
(b)
42,295,000 42,558,498
FREMF Mortgage Trust
0.0000%, 11/25/49 (144A)
¤
1,947,712 1,923,563
0.1000%, 11/25/49 (144A)
(a)
3,635,212 142
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
750,000 775,262
GNMA , CME Term SOFR 1 Month + 0.2645% , 5.0236% , 8/20/35
‡
120,703 118,296
Great Wolf Trust , CME Term SOFR 1 Month + 2.3910% , 7.1950% , 3/15/39 (144A)
‡
700,000 700,570
GWT , CME Term SOFR 1 Month + 3.6384% , 8.4424% , 5/15/41 (144A)
‡
2,000,000 1,983,309
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,093,799
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,407,812
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34 (144A) 750,000 722,979

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Hudsons Bay Simon JV Trust - (continued)
4.9056%, 8/5/34 (144A) $ 2,500,000 $ 2,381,626
5.4470%, 8/5/34 (144A)
‡
359,000 304,117
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
10.7440% , 10/15/39 (144A)
‡
500,000 496,563
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
1,727,670 1,720,208
JP Morgan Chase Commercial Mortgage Securities Trust , 3.6942% , 1/10/37
(144A)
‡
1,162,000 1,153,696
JPMorgan Chase Bank NA-CHASE
CME Term SOFR 1 Month + 3.4645%, 8.2021%, 10/25/57 (144A)
‡
426,590 439,557
CME Term SOFR 1 Month + 4.4645%, 9.2021%, 10/25/57 (144A)
‡
833,998 870,746
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
7.1760% , 6/15/39 (144A)
‡
1,500,000 1,493,999
LHOME Mortgage Trust
8.1500%, 11/25/27 (144A)
Ç
2,000,000 2,007,076
7.0170%, 1/25/29 (144A)
Ç
1,591,000 1,603,333
7.1280%, 3/25/29 (144A)
Ç
321,901 325,727
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,189,932
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,071,851
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,409,339
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,121,428
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,728,540
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 6.6685%, 3/15/38 (144A)
‡
1,189,701 1,153,343
CME Term SOFR 1 Month + 2.0931%, 6.8971%, 5/15/39 (144A)
‡
2,250,000 2,131,720
CME Term SOFR 1 Month + 2.5419%, 7.3459%, 5/15/39 (144A)
‡
1,665,000 1,540,809
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
9.9876% , 10/25/57 (144A)
‡
542,000 541,993
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.5194%, 4/15/38 (144A)
‡
2,180,000 2,161,427
CME Term SOFR 1 Month + 3.3154%, 8.1194%, 4/15/38 (144A)
‡
100,000 97,769
MKT Mortgage Trust , 2.9406% , 2/12/40 (144A)
‡
1,541,000 819,581
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.8956% ,
6.7056% , 3/15/39 (144A)
‡
2,500,000 2,473,679
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 8.6420% , 10/15/28 (144A)
‡
443,175 446,496
PRPM LLC
6.9590%, 2/25/29 (144A)
Ç
453,207 456,365
4.2415%, 12/25/64 (144A)
‡
1,000,000 939,585
Rain City Mortgage Trust
6.5300%, 11/25/29 (144A)
‡
381,000 380,658
8.0210%, 11/25/29 (144A)
‡
560,000 559,384
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
461,808 465,150
6.0470%, 8/25/44 (144A)
Ç
2,950,191 2,955,795
5.1580%, 10/25/44 (144A)
Ç
3,469,064 3,433,397
5.4896%, 11/25/44
Ç
594,000 590,599
5.6408%, 11/25/44
Ç
2,000,000 2,000,000
Saluda Grade Alternative Mortgage Trust
7.5000%, 2/25/30 (144A)
Ç
1,201,485 1,207,691
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,661,796
7.4390%, 7/25/30 (144A)
Ç
2,818,750 2,841,528
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,466,063
6.6030%, 4/25/54 (144A)
Ç
1,735,611 1,740,527

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SMRT , CME Term SOFR 1 Month + 3.3500% , 8.1540% , 1/15/39 (144A)
‡
$ 2,025,000 $ 1,916,182
Toorak Mortgage Trust , 6.3290% , 10/25/31 (144A)
Ç
1,024,000 1,023,997
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 517,447
Verus Securitization Trust , 5.0950% , 9/25/69 (144A)
‡
1,750,000 1,738,102
WB Commercial Mortgage Trust
6.9033%, 3/15/40 (144A)
‡
2,500,000 2,517,866
8.0108%, 3/15/40 (144A)
‡
500,000 498,310
Wells Fargo Commercial Mortgage Trust
6.2262%, 7/15/35 (144A)
‡
2,500,000 2,492,951
CME Term SOFR 1 Month + 3.0892%, 7.8931%, 8/15/41 (144A)
‡
3,100,000 2,964,236
Total Mortgage-Backed Securities (cost $327,829,869) 327,103,978
Investment Companies - 3.5%
Money Market Funds - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $13,588,210) 13,585,493 13,588,210
Total Investments (total cost $ 516,000,851 ) - 134.3% 516,926,465
Liabilities, net of Cash, Receivables and Other Assets - (34.3%) (132,135,578)
Net Assets - 100.0% $384,790,887
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 514,906,279 99.6%
Cayman Islands 2,020,186 0.4
Total $ 516,926,465 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - 0.0%
Mortgage-Backed Securities - 0.0%
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
(b)
$ (19,000) $ (19,392)
Total Securities Sold Short (proceeds $19,518) $ (19,392)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (19,392) 100.0%

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/8/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 3.5%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 24,241,622 $ (24,305,381) $ 63,759 $ – $ – – $ –
Janus Henderson B-BBB
CLO ETF – 27,668,314 (27,869,098) 200,784 – – – –
Money Market Funds - 3.5%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
– 304,500,906 (290,912,845) 149 – 13,588,210 13,585,493 495,134
Total Affiliated Investments
- 3.5% $– $356,410,842 $(343,087,324) $264,692 $– $13,588,210 $495,134
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 76 12/31/24 $ 15,651,844 $ (40,729)
U.S. Treasury 5 Year Notes 1,007 12/31/24 107,985,016 (2,156,265)
Total - Futures Long (2,196,994)
Futures Short:
U.S. Treasury 10 Year Notes 146 12/19/24 (16,128,438) 79,639
U.S. Treasury 10 Year Ultra Bonds 108 12/19/24 (12,285,000) 251,237
Total - Futures Short 330,876
Total $(1,866,118)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.43-V1, Fixed Rate of 5.00% Paid Quarterly 12/20/29 $ 12,100,000 $ (859,705) $ 18,584 $ (841,121)

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2024.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
*
Swaps - centrally cleared $18,584 $— $18,584
*
Futures contracts — 330,876 330,876
Total Asset Derivatives $18,584 $330,876 $349,460
Liability Derivatives:
*
Futures contracts — 2,196,994 2,196,994
Total Liability Derivatives $— $2,196,994 $2,196,994
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $1,086,803 $1,086,803
Swap contracts (13,444) — (13,444)
Total $(13,444) $1,086,803 $1,073,359
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $(1,866,118) $(1,866,118)
Swap contracts 18,584 — 18,584
Total $18,584 $(1,866,118) $(1,847,534)
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2024
Futures contracts:
Average notional amount of contracts - long $63,685,735
Average notional amount of contracts - short 24,575,854
Credit default swaps:
Average notional amount - buy protection 1,008,333

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 13
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $368,431,631 which represents 95.7% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
14 October 31, 2024
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 166,790,761 $ — $ 166,790,761
Collateralized Loan Obligations — 8,029,573 — 8,029,573
Corporate Bond — 1,413,943 — 1,413,943
Mortgage-Backed Securities — 327,103,978 — 327,103,978
Investment Companies — 13,588,210 — 13,588,210
Total Investments in Securities $ — $ 516,926,465 $ — $ 516,926,465
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 18,584 $ — $ 18,584
Futures Contracts 330,876 — — 330,876
Total Other Financial Instruments $ 330,876 $ 18,584 $ — $ 349,460
Total Assets $ 330,876 $ 516,945,049 $ — $ 517,275,925
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 19,392 $ — $ 19,392
Other Financial Instruments
(a)
:
Futures Contracts $ 2,196,994 $ — $ — $ 2,196,994
Total Liabilities $ 2,196,994 $ 19,392 $ — $ 2,216,386
(a) Other financial instruments include futures contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Securitized Income ETF
Statement of Assets and Liabilities
October 31, 2024
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $502,412,641) $ 503,338,255
Affiliated investments, at value (cost $13,588,210) 13,588,210
Cash 330,778
Due from broker for centrally cleared swaps 651,838
Due from broker for futures 1,320,000
Receivable for variation margin on swaps 95,547
Receivables:
TBA investments sold 19,518
Interest 1,123,851
Total Assets 520,467,997
Liabilities:
TBA sales commitments, at value (proceeds $19,518) 19,392
Payable for variation margin on futures contracts 92,443
Payables:
Investments purchased 28,341,905
TBA investments purchased 107,067,823
Management fees 155,547
Total Liabilities 135,677,110
Commitments and contingent liabilities
Net Assets $ 384,790,887
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 380,697,707
Total distributable earnings (loss) 4,093,180
Total Net Assets $ 384,790,887
Net Assets $ 384,790,887
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 7,400,000
Net Asset Value Per Share $ 52 .00

Janus Henderson Securitized Income ETF
Statement of Operations
For the period ended October 31, 2024
(1)
16 October 31, 2024
See Notes to Financial Statements.
Investment Income:
Interest $ 14,384,770
Dividends from affiliates 495,134
Total Investment Income 14,879,904
Expenses:
Management Fees 1,016,416
Total Expenses 1,016,416
Less: Excess Expense Reimbursement and Waivers (8,143)
Net Expenses 1,008,273
Net Investment Income/(Loss) 13,871,631
Net Realized Gain/(Loss) on Investments:
Investments $ 572,952
Investments in affiliates 264,692
TBA sales commitments 828,411
Futures contracts 1,086,803
Swap contracts (13,444)
Total Net Realized Gain/(Loss) on Investments $ 2,739,414
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 925,614
TBA sales commitments 126
Futures contracts (1,866,118)
Swap contracts 18,584
Total Change in Unrealized Net Appreciation/Depreciation $ (921,794)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 15,689,251
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.

Janus Henderson Securitized Income ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 13,871,631
Net realized gain/(loss) on investments 2,739,414
Change in unrealized net appreciation/depreciation (921,794)
Net Increase/(Decrease) in Net Assets Resulting from Operations 15,689,251
Dividends and Distributions to Shareholders: —
Dividends and Distributions (11,596,071)
Net Decrease from Dividends and Distributions to Shareholders (11,596,071)
Capital Share Transactions 380,697,707
Net Increase/(Decrease) in Net Assets 384,790,887
Net Assets: —
Beginning of Period   —
End of Period $ 384,790,887
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.

Janus Henderson Securitized Income ETF
Financial Highlights
18 October 31, 2024
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2024
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
3.37
Net realized and unrealized gain/(loss) 1.36
Total from Investment Operations 4.73
Less Dividends and Distributions: —
Dividends (from net investment income) (2.73)
Total Dividends and Distributions (2.73)
Net Asset Value, End of Period $52.00
Total Return
*
9.65%
Net assets, End of Period (in thousands) $384,791
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48%
Ratio of Net Investment Income/(Loss) 6.63%
Portfolio Turnover Rate
(3)(4)
94%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Securitized Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from November 8, 2023
(commencement of operations) through October 31, 2024. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Securitized Income ETF
Notes to Financial Statements
20 October 31, 2024
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31, 2024 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
22 October 31, 2024
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Securitized Income ETF
Notes to Financial Statements
24 October 31, 2024
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or

Janus Henderson Securitized Income ETF
Notes to Financial Statements
26 October 31, 2024
other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended October 31, 2024, the Adviser waived $8,143 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF and Janus Henderson B-BBB CLO ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability
Daily Net Assets Fee Rate
$0-$1 Billion 0.49%
Next $2 Billion 0.46%
Over $3 Billion 0.43%

Janus Henderson Securitized Income ETF
Notes to Financial Statements
28 October 31, 2024
to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2024 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$3,313,532 $— $— $— $126 $779,522
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$516,146,943 $3,073,934 $(2,294,412) $779,522
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(2,726,757) $126 $— $126
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$11,596,071 $— $— $—

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended October 31, 2024
(1)
Shares Amount
Shares sold 7,400,000 $ 380,697,707
Shares repurchased — —
Net Increase/(Decrease) 7,400,000 $ 380,697,707
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$572,262,945 $190,673,302 $— $—

Janus Henderson Securitized Income ETF
Report of Independent Registered Public Accounting Firm
30 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Securitized Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Securitized Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the
"Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 8, 2023 (commencement of operations) through October 31,
2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period November 8, 2023 (commencement of operations) through
October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Securitized Income ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 31
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2024:
Qualified Interest Income Percentage 100.00%

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
32 October 31, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93098 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Emerging Market Debt Hard
Currency ETF
Janus Detroit Street Trust

Janus Henderson Emerging Market Debt Hard Currency ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 8.4%
United Arab Emirates - 3.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 $ 1,200,000 $ 1,079,647
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 1,500,000 1,541,865
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 1,700,000 1,654,704
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,094,873
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 929,435
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 288,959
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 300,000 311,132
6,900,615
Oman - 1.4%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,000,000 2,031,110
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,112,405
3,143,515
Kazakhstan - 0.6%
KazMunayGas National Co. JSC, 5.3750%, 4/24/30 1,000,000 985,530
KazMunayGas National Co. JSC, 5.7500%, 4/19/47 500,000 441,141
1,426,671
Cayman Islands - 0.6%
Banco do Brasil SA, 6.0000%, 3/18/31 600,000 599,568
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) 743,000 757,299
1,356,867
Turkey - 0.7%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 1,450,000 1,510,074
Uzbekistan - 0.9%
Ipoteka-Bank ATIB, 5.5000%, 11/19/25 500,000 490,126
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 705,404
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 800,000 804,132
1,999,662
Nigeria - 0.7%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 1,579,000 1,573,268
Georgia - 0.2%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 439,652
Netherlands - 0.2%
DTEK Energy BV, 7.0000%, 12/31/27 750,000 401,340
Total Corporate Bonds (cost 18,963,919) 18,751,664
Foreign Government Bonds - 87.0%
Uzbekistan - 1.0%
Republic of Uzbekistan, 5.3750%, 5/29/27 EUR 1,000,000 1,086,225
Republic of Uzbekistan, 5.3750%, 2/20/29 $ 200,000 190,136
Republic of Uzbekistan, 3.9000%, 10/19/31 1,200,000 999,066
2,275,427
Panama - 2.8%
Republic of Panama, 3.1600%, 1/23/30 2,000,000 1,721,448
Republic of Panama, 2.2520%, 9/29/32 2,100,000 1,533,189
Republic of Panama, 3.2980%, 1/19/33 1,600,000 1,257,996
Republic of Panama, 4.5000%, 4/16/50 1,200,000 795,684
Republic of Panama, 4.5000%, 4/1/56 300,000 192,004
Republic of Panama, 3.8700%, 7/23/60 1,300,000 730,660
6,230,981
Romania - 3.0%
Romania Government Bond, 3.0000%, 2/14/31 1,300,000 1,099,735
Romania Government Bond, 5.1250%, 9/24/31 EUR 500,000 540,469
Romania Government Bond, 5.1250%, 9/24/31 (144A) EUR 889,000 960,953
Romania Government Bond, 2.0000%, 4/14/33 EUR 600,000 503,896

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Romania - (continued)
Romania Government Bond, 6.3750%, 1/30/34 $ 1,300,000 $ 1,297,062
Romania Government Bond, 5.7500%, 3/24/35 (144A) 1,334,000 1,257,519
Romania Government Bond, 5.1250%, 6/15/48 1,200,000 984,000
6,643,634
Guatemala - 0.3%
Republic of Guatemala, 5.3750%, 4/24/32 200,000 192,600
Republic of Guatemala, 4.6500%, 10/7/41 500,000 394,500
587,100
Dominican Republic - 4.3%
Dominican Republic Government Bond, 6.8750%, 1/29/26 1,000,000 1,012,000
Dominican Republic Government Bond, 5.5000%, 2/22/29 1,000,000 980,750
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,853,000
Dominican Republic Government Bond, 4.8750%, 9/23/32 3,500,000 3,197,817
Dominican Republic Government Bond, 6.0000%, 2/22/33 1,000,000 983,424
Dominican Republic Government Bond, 6.5000%, 2/15/48 1,750,000 1,712,756
9,739,747
Mongolia - 1.2%
State of Mongolia, 5.1250%, 4/7/26 500,000 492,001
State of Mongolia, 3.5000%, 7/7/27 2,000,000 1,866,085
State of Mongolia, 4.4500%, 7/7/31 500,000 443,082
2,801,168
Ukraine - 1.6%
NPC Ukrenergo, 6.8750%, 11/9/28 700,000 433,976
Ukraine Government Bond, 1.7500%, 2/1/29
Ç
28,844 17,306
Ukraine Government Bond, 1.7500%, 2/1/29 (144A)
Ç
200,000 120,000
Ukraine Government Bond, 0.0000%, 2/1/30
Ç
10,667 5,145
Ukraine Government Bond, 0.0000%, 2/1/34
Ç
39,862 14,948
Ukraine Government Bond, 0.0000%, 2/1/34 (144A)
Ç
400,000 150,000
Ukraine Government Bond, 1.7500%, 2/1/34
Ç
78,412 37,442
Ukraine Government Bond, 1.7500%, 2/1/34 (144A)
Ç
600,000 286,500
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
33,686 16,422
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 97,500
Ukraine Government Bond, 1.7500%, 2/1/35 (144A)
Ç
700,000 325,360
Ukraine Government Bond, 1.7500%, 2/1/35
Ç
58,435 27,161
Ukraine Government Bond, 0.0000%, 2/1/36
Ç
278,071 134,169
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 96,500
Ukraine Government Bond, 1.7500%, 2/1/36
Ç
29,591 13,534
Ukraine Government Bond, 1.7500%, 2/1/36 (144A)
Ç
200,000 91,475
Ukraine Government Bond, 7.7500%, 8/1/41
‡
2,300,000 1,660,227
3,527,665
Mexico - 4.9%
Petroleos Mexicanos, 6.5000%, 3/13/27 1,700,000 1,668,195
Petroleos Mexicanos, 8.7500%, 6/2/29 500,000 506,664
Petroleos Mexicanos, 5.9500%, 1/28/31 2,500,000 2,154,157
Petroleos Mexicanos, 6.7000%, 2/16/32 2,000,000 1,778,484
Petroleos Mexicanos, 6.7500%, 9/21/47 1,200,000 859,152
Petroleos Mexicanos, 7.6900%, 1/23/50 700,000 543,150
United Mexican States, 4.7500%, 4/27/32 2,300,000 2,135,825
United Mexican States, 4.8750%, 5/19/33 1,500,000 1,380,029
11,025,656
Angola - 1.2%
Republic of Angola, 8.0000%, 11/26/29 200,000 182,928
Republic of Angola, 8.7500%, 4/14/32 1,900,000 1,719,500

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Angola - (continued)
Republic of Angola, 9.1250%, 11/26/49 $ 1,050,000 $ 876,356
2,778,784
South Africa - 1.9%
Republic of South Africa, 4.8750%, 4/14/26 750,000 742,500
Republic of South Africa, 5.8750%, 6/22/30 1,750,000 1,710,677
Republic of South Africa, 5.8750%, 4/20/32 250,000 239,820
Republic of South Africa, 5.6500%, 9/27/47 1,300,000 1,020,825
Republic of South Africa, 5.7500%, 9/30/49 800,000 625,680
4,339,502
Saudi Arabia - 5.5%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 1,300,000 1,265,718
Kingdom of Saudi Arabia, 5.5000%, 10/25/32 1,500,000 1,548,723
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 1,500,000 1,217,541
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,500,000 2,485,450
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,346,250
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 1,000,000 878,129
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 510,750
KSA Sukuk Ltd., 5.2500%, 6/4/34 3,100,000 3,138,173
12,390,734
Hungary - 1.1%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,051,904
Hungary Government Bond, 5.2500%, 6/16/29 $ 200,000 198,104
Hungary Government Bond, 5.5000%, 6/16/34 1,000,000 977,300
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28 200,000 206,730
2,434,038
Uruguay - 2.5%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 1,900,000 1,997,409
Oriental Republic of Uruguay, 4.9750%, 4/20/55 1,900,000 1,746,756
Oriental Republic of Uruguay, 5.2500%, 9/10/60 2,050,000 1,940,669
5,684,834
Indonesia - 1.4%
Pertamina Persero PT, 2.3000%, 2/9/31 1,000,000 850,050
Perusahaan Listrik Negara PT, 4.8750%, 7/17/49 500,000 419,657
Perusahaan Listrik Negara PT, 4.3750%, 2/5/50 500,000 392,423
Republic of Indonesia, 3.8500%, 10/15/30 250,000 237,500
Republic of Indonesia, 4.8500%, 1/11/33 200,000 197,886
Republic of Indonesia, 4.7000%, 2/10/34 1,000,000 977,420
3,074,936
Philippines - 1.9%
Republic of Philippines, 1.9500%, 1/6/32 1,500,000 1,237,032
Republic of Philippines, 5.0000%, 7/17/33 1,500,000 1,501,821
Republic of Philippines, 5.2500%, 5/14/34 1,500,000 1,524,765
4,263,618
Colombia - 3.4%
Ecopetrol SA, 8.3750%, 1/19/36 500,000 488,677
Republic of Colombia, 4.5000%, 3/15/29 500,000 463,258
Republic of Colombia, 3.1250%, 4/15/31 600,000 477,697
Republic of Colombia, 7.5000%, 2/2/34 1,950,000 1,928,901
Republic of Colombia, 7.7500%, 11/7/36 732,000 719,028
Republic of Colombia, 5.0000%, 6/15/45 2,000,000 1,366,479
Republic of Colombia, 5.2000%, 5/15/49 1,000,000 681,054
Republic of Colombia, 8.3750%, 11/7/54 1,400,000 1,361,788

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Colombia - (continued)
Republic of Colombia, 3.8750%, 2/15/61 $ 300,000 $ 159,471
7,646,353
Macedonia, the Former Yugoslav Republic of - 1.8%
Republic of North Macedonia, 2.7500%, 1/18/25 EUR 200,000 216,044
Republic of North Macedonia, 3.6750%, 6/3/26 EUR 1,400,000 1,495,303
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 500,000 564,205
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 1,700,000 1,652,324
3,927,876
Poland - 1.4%
Republic of Poland, 4.8750%, 10/4/33 $ 1,600,000 1,574,800
Republic of Poland, 5.5000%, 4/4/53 1,600,000 1,549,539
3,124,339
Costa Rica - 1.8%
Republic of Costa Rica, 6.5500%, 4/3/34 400,000 415,082
Republic of Costa Rica, 7.1580%, 3/12/45 1,900,000 1,979,800
Republic of Costa Rica, 7.3000%, 11/13/54 1,500,000 1,583,250
3,978,132
Argentina - 3.8%
Argentine Republic, 0.7500%, 7/9/30
Ç
2,592,000 1,743,981
Argentine Republic, 4.1250%, 7/9/35
Ç
2,900,000 1,600,537
Argentine Republic, 5.0000%, 1/9/38
Ç
2,100,000 1,249,211
Argentine Republic, 3.5000%, 7/9/41
Ç
1,200,000 614,868
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,368,028 779,776
YPF SA, 9.5000%, 1/17/31 1,220,000 1,286,950
YPF SA, 8.7500%, 9/11/31 (144A) 1,250,000 1,274,375
8,549,698
Montenegro - 0.8%
Republic of Montenegro, 2.5500%, 10/3/29 EUR 500,000 494,378
Republic of Montenegro, 7.2500%, 3/12/31 $ 1,300,000 1,349,595
1,843,973
Bahamas - 1.0%
Commonwealth of the Bahamas, 6.0000%, 11/21/28 1,200,000 1,136,160
Commonwealth of the Bahamas, 8.9500%, 10/15/32 1,000,000 1,023,409
2,159,569
Turkey - 4.5%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 1,350,000 1,338,941
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,700,000 1,855,252
Republic of Turkiye (The), 6.5000%, 9/20/33 1,600,000 1,538,080
Republic of Turkiye (The), 4.8750%, 4/16/43 1,200,000 864,000
Republic of Turkiye (The), 5.7500%, 5/11/47 1,700,000 1,316,225
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,055,120
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 215,296
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 888,503
10,071,417
Nigeria - 1.1%
Federal Republic of Nigeria, 7.6250%, 11/21/25 1,000,000 996,188
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,400,000 1,182,958
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 335,500
2,514,646
Brazil - 1.9%
Federative Republic of Brazil, 3.7500%, 9/12/31 1,900,000 1,674,172
Federative Republic of Brazil, 6.1250%, 3/15/34 1,900,000 1,877,509

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Brazil - (continued)
Federative Republic of Brazil, 4.7500%, 1/14/50 $ 1,000,000 $ 732,711
4,284,392
Zambia - 0.7%
Republic of Zambia, 5.7500%, 6/30/33
Ç
1,691,760 1,485,365
Benin - 0.7%
Benin Government Bond, 4.8750%, 1/19/32 EUR 900,000 871,736
Benin Government Bond, 7.9600%, 2/13/38 $ 600,000 590,430
1,462,166
Trinidad and Tobago - 0.7%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 1,250,000 1,168,345
Republic of Trinidad and Tobago, 6.4000%, 6/26/34 500,000 501,250
1,669,595
United Arab Emirates - 0.7%
Finance Department Government of Sharjah, 6.1250%, 3/6/36 1,000,000 1,003,495
Sharjah Sukuk Program Ltd., 4.0000%, 7/28/50 700,000 474,272
1,477,767
Qatar - 3.7%
QatarEnergy, 2.2500%, 7/12/31 1,000,000 860,115
State of Qatar, 3.2500%, 6/2/26 1,200,000 1,176,000
State of Qatar, 4.7500%, 5/29/34 3,500,000 3,547,250
State of Qatar, 4.4000%, 4/16/50 3,000,000 2,667,420
8,250,785
Bulgaria - 1.0%
Republic of Bulgaria, 3.6250%, 9/5/32 EUR 698,000 772,404
Republic of Bulgaria, 5.0000%, 3/5/37 $ 1,066,000 1,021,729
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 506,946
2,301,079
Egypt - 2.2%
Arab Republic of Egypt, 7.0529%, 1/15/32 $ 1,450,000 1,243,448
Arab Republic of Egypt, 7.6250%, 5/29/32 1,300,000 1,139,782
Arab Republic of Egypt, 7.3000%, 9/30/33 400,000 337,448
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 641,000
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 760,090
Arab Republic of Egypt, 7.5000%, 2/16/61 1,000,000 704,060
4,825,828
Ghana - 1.0%
Republic of Ghana, 0.0000%, 7/3/26 (144A) 83,235 77,202
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
629,200 539,539
Republic of Ghana, 5.0000%, 7/3/29
Ç
1,200,000 1,029,000
Republic of Ghana, 0.0000%, 1/3/30 (144A) 99,040 74,955
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
904,800 629,062
2,349,758
El Salvador - 1.1%
Republic of Colombia, 7.6500%, 6/15/35 600,000 521,995
Republic of El Salvador, 8.2500%, 4/10/32 1,200,000 1,120,392
Republic of El Salvador, 7.6250%, 2/1/41 900,000 746,638
2,389,025
Iraq - 0.9%
Republic of Iraq, 5.8000%, 1/15/28 2,012,500 1,933,147
Jamaica - 0.9%
Jamaica Government Bond, 6.7500%, 4/28/28 300,000 310,230
Jamaica Government Bond, 8.0000%, 3/15/39 1,400,000 1,669,500
1,979,730

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
8 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Azerbaijan - 0.5%
Republic of Azerbaijan, 3.5000%, 9/1/32 $ 600,000 $ 521,076
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 500,000 509,595
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 208,995
1,239,666
Gabon - 0.3%
Gabonese Republic, 6.9500%, 6/16/25 600,000 585,418
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka, 6.8500%, 11/3/25 500,000 311,085
Democratic Socialist Republic of Sri Lanka, 6.2000%, 5/11/27 800,000 490,000
Democratic Socialist Republic of Sri Lanka, 6.7500%, 4/18/28 500,000 311,567
Democratic Socialist Republic of Sri Lanka, 7.8500%, 3/14/29 500,000 311,588
Democratic Socialist Republic of Sri Lanka, 7.5500%, 3/28/30 700,000 433,015
1,857,255
Oman - 3.5%
Oman Sovereign Sukuk SAOC, 4.8750%, 6/15/30 1,900,000 1,909,728
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 1,000,000 990,120
Sultanate of Oman Government Bond, 7.3750%, 10/28/32 2,600,000 2,906,556
Sultanate of Oman Government Bond, 6.5000%, 3/8/47 2,050,000 2,064,780
7,871,184
Jordan - 0.8%
Hashemite Kingdom of Jordan, 5.7500%, 1/31/27 1,000,000 981,250
Hashemite Kingdom of Jordan, 5.8500%, 7/7/30 700,000 660,625
Hashemite Kingdom of Jordan, 7.3750%, 10/10/47 200,000 181,894
1,823,769
Ivory Coast - 1.1%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 1,000,000 949,675
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 1,300,000 1,178,183
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 400,000 375,635
2,503,493
Peru - 1.8%
Petroleos del Peru SA, 4.7500%, 6/19/32 $ 2,400,000 1,835,409
Republic of Peru, 2.7830%, 1/23/31 1,500,000 1,299,087
Republic of Peru, 3.0000%, 1/15/34 1,000,000 821,695
3,956,191
Pakistan - 0.7%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 187,733
Islamic Republic of Pakistan, 6.8750%, 12/5/27 750,000 678,750
Islamic Republic of Pakistan, 7.3750%, 4/8/31 800,000 676,160
1,542,643
Senegal - 0.3%
Republic of Senegal, 6.2500%, 5/23/33 200,000 165,000
Republic of Senegal, 5.3750%, 6/8/37 EUR 600,000 467,372
632,372
Tajikistan - 0.1%
Republic of Tajikistan, 7.1250%, 9/14/27 $ 300,000 292,596
Chile - 1.9%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 898,374
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 1,250,000 873,613
Republic of Chile, 2.5500%, 7/27/33 1,400,000 1,157,133
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,226,237
4,155,357
Mozambique - 0.7%
Republic of Mozambique, 9.0000%, 9/15/31
Ç
1,970,000 1,647,501

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Tunisia - 0.8%
Tunisian Republic, 6.3750%, 7/15/26 EUR 1,700,000 $ 1,704,924
Ecuador - 1.4%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
$ 1,700,000 1,171,577
Republic of Ecuador, 5.5000%, 7/31/35
Ç
2,500,000 1,380,667
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,200,000 606,578
3,158,822
Bahrain - 0.9%
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 2,000,000 1,917,478
Paraguay - 0.9%
Republic of Paraguay, 2.7390%, 1/29/33 1,900,000 1,567,500
Republic of Paraguay, 5.6000%, 3/13/48 500,000 455,175
2,022,675
Cameroon - 0.5%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 1,250,000 1,089,043
Georgia - 0.3%
Republic of Georgia, 2.7500%, 4/22/26 $ 700,000 655,325
Total Foreign Government Bonds (cost 196,468,097) 194,678,176
Investment Companies - 3.7%
Money Market Funds - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $8,380,259) 8,378,583 8,380,259
Total Investments (total cost $ 223,812,275 ) - 99.1% 221,810,099
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 2,081,838
Net Assets - 100.0% $223,891,937
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Saudi Arabia $ 12,390,734 5.6%
Turkey 11,581,491 5.2
Mexico 11,025,656 5.0
Oman 11,014,699 5.0
Dominican Republic 9,739,747 4.4
Argentina 8,549,698 3.9
United States 8,380,259 3.8
United Arab Emirates 8,378,382 3.8
Qatar 8,250,785 3.7
Colombia 7,646,353 3.4
Romania 6,643,634 3.0
Panama 6,230,981 2.8
Uruguay 5,684,834 2.6
Egypt 4,825,828 2.2
South Africa 4,339,502 2.0
Brazil 4,284,392 1.9
Uzbekistan 4,275,089 1.9

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
10 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Philippines $ 4,263,618 1.9%
Chile 4,155,357 1.9
Nigeria 4,087,914 1.8
Costa Rica 3,978,132 1.8
Peru 3,956,191 1.8
Macedonia, the Former Yugoslav Republic of 3,927,876 1.8
Ukraine 3,527,665 1.6
Ecuador 3,158,822 1.4
Poland 3,124,339 1.4
Indonesia 3,074,936 1.4
Mongolia 2,801,168 1.3
Angola 2,778,784 1.3
Ivory Coast 2,503,493 1.1
Hungary 2,434,038 1.1
El Salvador 2,389,025 1.1
Ghana 2,349,758 1.1
Bulgaria 2,301,079 1.0
Bahamas 2,159,569 1.0
Paraguay 2,022,675 0.9
Jamaica 1,979,730 0.9
Iraq 1,933,147 0.9
Bahrain 1,917,478 0.9
Sri Lanka 1,857,255 0.8
Montenegro 1,843,973 0.8
Jordan 1,823,769 0.8
Tunisia 1,704,924 0.8
Trinidad and Tobago 1,669,595 0.8
Mozambique 1,647,501 0.7
Pakistan 1,542,643 0.7
Zambia 1,485,365 0.7
Benin 1,462,166 0.7
Kazakhstan 1,426,671 0.6
Cayman Islands 1,356,867 0.6
Azerbaijan 1,239,666 0.6
Georgia 1,094,977 0.5
Cameroon 1,089,043 0.5
Senegal 632,372 0.3
Guatemala 587,100 0.3
Gabon 585,418 0.3
Netherlands 401,340 0.2
Tajikistan 292,596 0.1
Total $ 221,810,099 100.0%

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2024.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
8/13/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 3.7%
Money Market Funds - 3.7%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ – $ 121,008,332 $ (112,628,318) $ 245 $ – $ 8,380,259 8,378,583 $ 83,869
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 1/21/25 (314,876) $ 341,288 $ 1,755
Euro 1/21/25 14,669,298 (15,879,403) (102,158)
(100,403)
Total $(100,403)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 90 12/31/24 $ 18,535,078 $ (154,888)
U.S. Treasury 5 Year Notes 160 12/31/24 17,157,500 (354,185)
U.S. Treasury Long Bonds 240 12/19/24 28,312,500 (1,593,709)
U.S. Treasury Ultra Bonds 83 12/19/24 10,426,875 (627,816)
Total - Futures Long (2,730,598)
Futures Short:
Euro-Bobl 25 12/6/24 (3,206,739) 27,021
Euro-Bund 25 12/6/24 (3,577,217) 35,782
Euro-Buxl 2 12/6/24 (287,393) 8,730
Euro-Schatz 45 12/6/24 (5,204,932) 4,808
U.S. Treasury 10 Year Notes 150 12/19/24 (16,570,313) 426,040
U.S. Treasury 10 Year Ultra Bonds 260 12/19/24 (29,575,000) 1,168,862
Total - Futures Short 1,671,243
Total $(1,059,355)

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
12 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024
Interest Rate
Contracts
Currency
Contracts
Total
Asset Derivatives:
Forward foreign currency exchange contracts
$—
$1,755
$1,755
*
Futures contracts
1,671,243
—
1,671,243
Total Asset Derivatives
$1,671,243
$1,755
$1,672,998
Liability Derivatives:
Forward foreign currency exchange contracts
—
102,158
102,158
*
Futures contracts
2,730,598
—
2,730,598
Total Liability Derivatives
$2,730,598
$102,158
$2,832,756
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2024.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $521,800 $521,800
Futures contracts 40,899 — 40,899
Total $40,899 $521,800 $562,699
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $(100,403) $(100,403)
Futures contracts (1,059,355) — (1,059,355)
Total $(1,059,355) $(100,403) $(1,159,758)
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2024
Futures contracts:
Average notional amount of contracts - long $63,291,695
Average notional amount of contracts - short 46,611,331
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 133,007
Average amounts sold - in USD 15,149,045

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 1,755 $ (1,755) $ — $ —
Total $ 1,755 $ (1,755) $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 102,158 $ (1,755) $ — $ 100,403
Total $ 102,158 $ (1,755) $ — $ 100,403
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
14 October 31, 2024
CJSC Closed Joint Stock Company
JSC Joint Stock Company
LLC Limited Liability Company
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2024 is $14,696,831 which represents 6.6% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 18,751,664 $ — $ 18,751,664
Foreign Government Bonds — 194,678,176 — 194,678,176
Investment Companies — 8,380,259 — 8,380,259
Total Investments in Securities $ — $ 221,810,099 $ — $ 221,810,099
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 1,755 $ — $ 1,755
Futures Contracts 1,671,243 — — 1,671,243
Total Other Financial Instruments $ 1,671,243 $ 1,755 $ — $ 1,672,998
Total Assets $ 1,671,243 $ 221,811,854 $ — $ 223,483,097

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 15
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 102,158 $ — $ 102,158
Futures Contracts 2,730,598 — — 2,730,598
Total Liabilities $ 2,730,598 $ 102,158 $ — $ 2,832,756
(a) Other financial instruments include forward foreign currency exchange contracts and futures and contracts. Forward foreign currency exchange contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Assets and Liabilities
October 31, 2024
16 October 31, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $215,432,016) $ 213,429,840
Affiliated investments, at value (cost $8,380,259) 8,380,259
Forward foreign currency exchange contracts 1,755
Due from broker for futures 1,190,000
Receivable for variation margin on futures contracts 47,470
Receivables:
Investments sold 1,741,257
Interest 2,914,336
Due from custodian 88,668
Total Assets 227,793,585
Liabilities:
Foreign cash due to custodian (cost $67) 67
Forward foreign currency exchange contracts 102,158
Payables:
Investments purchased 3,700,057
Management fees 99,366
Total Liabilities 3,901,648
Commitments and contingent liabilities
Net Assets $ 223,891,937
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 225,302,221
Total distributable earnings (loss) (1,410,284)
Total Net Assets $ 223,891,937
Net Assets $ 223,891,937
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 4,400,000
Net Asset Value Per Share $ 50 .88

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Operations
For the period ended October 31, 2024
(1)
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 2,831,753
Dividends from affiliates 83,869
Total Investment Income 2,915,622
Expenses:
Management Fees 212,706
Total Expenses 212,706
Net Investment Income/(Loss) 2,702,916
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (174,114)
Investments in affiliates 245
Forward foreign currency exchange contracts 521,800
Futures contracts 40,899
Total Net Realized Gain/(Loss) on Investments $ 388,830
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (2,005,957)
Forward foreign currency exchange contracts (100,403)
Futures contracts (1,059,355)
Total Change in Unrealized Net Appreciation/Depreciation $ (3,165,715)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (73,969)
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Changes in Net Assets
18 October 31, 2024
See Notes to Financial Statements.
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 2,702,916
Net realized gain/(loss) on investments 388,830
Change in unrealized net appreciation/depreciation (3,165,715)
Net Increase/(Decrease) in Net Assets Resulting from Operations (73,969)
Dividends and Distributions to Shareholders: —
Dividends and Distributions (1,336,315)
Net Decrease from Dividends and Distributions to Shareholders (1,336,315)
Capital Share Transactions 225,302,221
Net Increase/(Decrease) in Net Assets 223,891,937
Net Assets: —
Beginning of Period   —
End of Period $ 223,891,937
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Emerging Market Debt Hard Currency ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2024
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.73
Net realized and unrealized gain/(loss) 0.45
(3)
Total from Investment Operations 1.18
(3)
Less Dividends and Distributions: —
Dividends (from net investment income) (0.30)
Total Dividends and Distributions (0.30)
Net Asset Value, End of Period $50.88
Total Return
*
2.36%
(4)
Net assets, End of Period (in thousands) $223,892
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.52%
Ratio of Net Investment Income/(Loss) 6.59%
Portfolio Turnover Rate
(5)
11%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
20 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Debt Hard Currency ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from August 13, 2024 through October 31, 2024.  As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a return, from a combination of income and capital growth over the long term.
The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
22 October 31, 2024
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31,
2024  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
24 October 31, 2024
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Markets Risk
Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a foreign currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
26 October 31, 2024
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2024" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.52% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other
Daily Net Assets Fee Rate
$0-$500 Million 0.52%
Over $500 Million 0.48%

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
28 October 31, 2024
financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2024, the Adviser owned 4,368,971 shares or 99.29% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2024 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$1,807,105 $— $(1,184,628) $— $(29,633) $(2,003,128)
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(573,554) $(611,074) $(1,184,628)

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2024 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$223,813,227 $2,486,848 $(4,489,976) $(2,003,128)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(1,133,906) $— $(25,852) $(25,852)
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,336,315 $— $— $—
Period Ended October 31, 2024
(1)
Shares Amount
Shares sold 4,400,000 $ 225,302,221
Shares repurchased — —
Net Increase/(Decrease) 4,400,000 $ 225,302,221
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$232,449,988 $17,994,328 $— $—

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
30 October 31, 2024
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Emerging Market Debt Hard Currency ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 31
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Emerging Market Debt Hard
Currency ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Emerging Market Debt Hard Currency ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 13, 2024 (commencement of operations)
through October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period August 13, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Emerging Market Debt Hard Currency ETF
Designation Requirements
(unaudited)
32 October 31, 2024
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2024:
Qualified Interest Income Percentage 5.82%

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 11, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Emerging Markets Debt Hard Currency ETF (the “New Fund”). In the
course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the
Trustees in evaluating and approving such agreements. In considering approval of the Investment Management
Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including:
(i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV;
and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
34 October 31, 2024
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower the median and average total net expense ratio of the anticipated peer group. The Board further noted
the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 35
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New
Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the
Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-02-93099 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2024
Janus Henderson Mid Cap Growth Alpha ETF
Janus Detroit Street Trust

Janus Henderson Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 100.0%
Aerospace & Defense - 1.0%
Howmet Aerospace, Inc. 573 $ 57,140
Banks - 2.7%
NU Holdings Ltd. - Class A* 10,400 156,936
Beverages - 0.4%
Celsius Holdings, Inc.* 780 23,462
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc.* 179 47,720
Exelixis, Inc.* 1,201 39,873
87,593
Broadline Retail - 0.3%
Coupang, Inc.* 747 19,265
Building Products - 2.0%
Builders FirstSource, Inc.* 341 58,447
Carlisle Cos., Inc. 143 60,379
118,826
Capital Markets - 8.2%
Ameriprise Financial, Inc. 314 160,234
Ares Management Corp. - Class A 744 124,754
Coinbase Global, Inc. - Class A* 377 67,577
Lazard, Inc. - Class A 1,353 71,696
XP, Inc. - Class A 3,021 52,747
477,008
Commercial Services & Supplies - 2.3%
Tetra Tech, Inc. 1,291 63,104
Veralto Corp. 717 73,270
136,374
Communications Equipment - 1.3%
Ubiquiti, Inc. 287 76,253
Construction & Engineering - 2.1%
Comfort Systems USA, Inc. 243 95,023
EMCOR Group, Inc. 63 28,102
123,125
Construction Materials - 1.4%
Eagle Materials, Inc. 278 79,358
Consumer Finance - 0.3%
Credit Acceptance Corp.* 35 14,875
Consumer Staples Distribution & Retail - 1.7%
Sysco Corp. 1,326 99,384
Distributors - 1.4%
Pool Corp. 234 84,624
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc.* 323 44,286
H&R Block, Inc. 905 54,056
98,342
Electric Utilities - 1.3%
NRG Energy, Inc. 860 77,744
Electrical Equipment - 1.3%
Generac Holdings, Inc.* 117 19,369
Vertiv Holdings Co. - Class A 493 53,880
73,249
Electronic Equipment, Instruments & Components - 1.1%
Jabil, Inc. 296 36,435
Zebra Technologies Corp. - Class A* 80 30,557
66,992

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
4 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Entertainment - 1.3%
ROBLOX Corp. - Class A* 627 $ 32,428
TKO Group Holdings, Inc. - Class A* 367 42,855
75,283
Financial Services - 1.8%
Corpay, Inc.* 314 103,532
Food Products - 0.6%
Pilgrim's Pride Corp.* 780 37,783
Ground Transportation - 0.4%
Old Dominion Freight Line, Inc. 117 23,554
Health Care Equipment & Supplies - 2.4%
Dexcom, Inc.* 234 16,492
IDEXX Laboratories, Inc.* 53 21,567
Insulet Corp.* 135 31,257
ResMed, Inc. 296 71,771
141,087
Health Care Providers & Services - 3.6%
Cardinal Health, Inc. 143 15,519
Cencora, Inc. 574 130,918
DaVita, Inc.* 457 63,893
210,330
Health Care Technology - 3.0%
Doximity, Inc. - Class A* 1,470 61,358
Veeva Systems, Inc. - Class A* 538 112,350
173,708
Hotels, Restaurants & Leisure - 2.6%
Expedia Group, Inc.* 663 103,634
Hilton Worldwide Holdings, Inc. 71 16,674
Vail Resorts, Inc. 206 34,132
154,440
Household Durables - 1.2%
Tempur Sealy International, Inc. 1,452 69,565
Household Products - 0.8%
Clorox Co. (The) 296 46,931
Insurance - 2.4%
Allstate Corp. (The) 368 68,639
Kinsale Capital Group, Inc. 161 68,926
137,565
IT Services - 4.9%
Gartner, Inc.* 260 130,650
GoDaddy, Inc. - Class A* 636 106,085
MongoDB, Inc. - Class A* 179 48,401
285,136
Life Sciences Tools & Services - 2.4%
Fortrea Holdings, Inc.* 792 13,321
IQVIA Holdings, Inc.* 153 31,491
Medpace Holdings, Inc.* 63 19,796
Waters Corp.* 234 75,608
140,216
Media - 1.3%
Nexstar Media Group, Inc. - Class A 161 28,323
Trade Desk, Inc. (The) - Class A* 385 46,281
74,604
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc. 287 54,926

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp. 108 $ 18,032
Texas Pacific Land Corp. 107 124,762
Viper Energy, Inc. - Class A 735 38,146
235,866
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp. 663 65,571
Professional Services - 4.8%
Broadridge Financial Solutions, Inc. 476 100,369
Paycom Software, Inc. 386 80,686
Paylocity Holding Corp.* 404 74,566
Verisk Analytics, Inc. - Class A 98 26,923
282,544
Retail REITs - 1.4%
Simon Property Group, Inc. 502 84,898
Semiconductors & Semiconductor Equipment - 2.9%
Enphase Energy, Inc.* 538 44,675
Monolithic Power Systems, Inc. 162 123,007
167,682
Software - 16.1%
Appfolio, Inc. - Class A* 215 44,692
AppLovin Corp. - Class A* 1,156 195,815
Bentley Systems, Inc. - Class B 546 26,350
Datadog, Inc. - Class A* 152 19,067
DocuSign, Inc. - Class A* 1,398 96,993
Dynatrace, Inc.* 1,317 70,855
Fair Isaac Corp.* 9 17,938
Manhattan Associates, Inc.* 332 87,435
Nutanix, Inc. - Class A* 869 53,965
Palantir Technologies, Inc. - Class A* 3,326 138,229
Pegasystems, Inc. 905 71,893
RingCentral, Inc. - Class A* 2,097 75,513
Teradata Corp.* 1,308 42,157
940,902
Specialized REITs - 1.1%
Lamar Advertising Co. - Class A 484 63,888
Specialty Retail - 2.5%
Carvana Co. - Class A* 269 66,526
Dick's Sporting Goods, Inc. 108 21,141
Tractor Supply Co. 63 16,727
Williams-Sonoma, Inc. 296 39,703
144,097
Technology Hardware, Storage & Peripherals - 1.5%
NetApp, Inc. 654 75,413
Super Micro Computer, Inc.* 360 10,479
85,892
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc.* 448 48,304
Deckers Outdoor Corp.* 143 23,007
71,311
Trading Companies & Distributors - 2.7%
Fastenal Co. 234 18,294

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2024
6 October 31, 2024
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
WW Grainger, Inc. 126 $ 139,763
158,057
Total Common Stocks (cost 5,624,359) 5,844,992
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.8531%
£,∞
(cost $1,360) 1,360 1,360
Total Investments (total cost $ 5,625,719 ) - 100.0% 5,846,352
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (785)
Net Assets - 100.0% $5,845,567
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 5,636,669 96.4%
Brazil 209,683 3.6
Total $ 5,846,352 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
9/17/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/24
............. Shares
Held at
10/31/24
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.8531%
∞
$ – $ 1,360 $ – $ – $ – $ 1,360 1,360 $ 1

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2024
Janus Detroit Street Trust 7
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 5,844,992 $ — $ — $ 5,844,992
Investment Companies — 1,360 — 1,360
Total Assets $ 5,844,992 $ 1,360 $ — $ 5,846,352

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2024
8 October 31, 2024
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $5,624,359) $ 5,844,992
Affiliated investments, at value (cost $1,360) 1,360
Receivables:
Dividends 702
Interest 1
Total Assets 5,847,055
Liabilities:
Payables:
Management fees 1,488
Total Liabilities 1,488
Commitments and contingent liabilities
Net Assets $ 5,845,567
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 5,623,807
Total distributable earnings (loss) 221,760
Total Net Assets $ 5,845,567
Net Assets $ 5,845,567
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 225,000
Net Asset Value Per Share $ 25 .98

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Operations
For the period ended October 31, 2024
(1)
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 3,282
Dividends from affiliates 1
Total Investment Income 3,283
Expenses:
Management Fees 2,086
Total Expenses 2,086
Net Investment Income/(Loss) 1,197
Net Realized Gain/(Loss) on Investments:
Investments $ (70)
Total Net Realized Gain/(Loss) on Investments $ (70)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 220,633
Total Change in Unrealized Net Appreciation/Depreciation $ 220,633
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 221,760
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Changes in Net Assets
10 October 31, 2024
See Notes to Financial Statements.
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 1,197
Net realized gain/(loss) on investments (70)
Change in unrealized net appreciation/depreciation 220,633
Net Increase/(Decrease) in Net Assets Resulting from Operations 221,760
Capital Share Transactions 5,623,807
Net Increase/(Decrease) in Net Assets 5,845,567
Net Assets: —
Beginning of Period   —
End of Period $ 5,845,567
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2024
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.01
Net realized and unrealized gain/(loss) 0.97
Total from Investment Operations 0.98
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $25.98
Total Return
*
3.92%
Net assets, End of Period (in thousands) $5,846
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30%
Ratio of Net Investment Income/(Loss) 0.17%
Portfolio Turnover Rate
(3)
0%
(4)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Amount is less than 0.5%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
12 October 31, 2024
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from September 17, 2024
(commencement of operations) through October 31, 2024. As of the date of this report, the Trust offers twelve Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”)
in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a
Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund.
The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV
(a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
14 October 31, 2024
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money.
Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output,

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mid-Sized Companies Risk
Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies.  Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.  These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have significant adverse effect on the Fund's returns, especially as market conditions change.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2024, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized
Daily Net Assets Fee Rate
$0-$500 Million 0.30%
Next $500 Million 0.25%
Over $1 Billion 0.20%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2024
to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2024, the Adviser owned 200,000 shares or 88.89% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$1,197 $— $(70) $— $— $220,633
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(70) $— $(70)

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2024, the Adviser owned 200,000 shares or 88.89% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$1,197 $— $(70) $— $— $220,633
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(70) $— $(70)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended October 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2024 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$5,625,719 $394,669 $(174,036) $220,633
Period Ended October 31, 2024
(1)
Shares Amount
Shares sold 225,000 $ 5,623,807
Shares repurchased — —
Net Increase/(Decrease) 225,000 $ 5,623,807
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$— $21,267 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$5,645,696 $— $— $—

Janus Henderson Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
18 October 31, 2024
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mid Cap Growth Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 17, 2024 (commencement of operations) through
October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period September 17, 2024 (commencement of operations)
through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 11, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Mid Cap Growth Alpha ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
20 October 31, 2024
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower than the median and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $500 million and again at $1 billion. The
Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-02-93100 12-24
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)   Not applicable.

(b)   Not applicable.

Item 18 - Recovery of Erroneously Awarded Compensation.

(a)   Not applicable.

(b)   Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(3) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(c)   A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney Nick Cherney President and Chief Executive Officer (Principal Executive Officer)

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney Nick Cherney President and Chief Executive Officer (Principal Executive Officer)

Date: December 30, 2024

By:	/s/ Jesper Nergaard Jesper Nergaard Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: December 30, 2024